Shareholder Report	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			VanEck ETF Trust
Entity Central Index Key			0001137360
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2024
C000253738
Shareholder Report [Line Items]
Fund Name	VanEck AA-BB CLO ETF
Class Name	VanEck AA-BB CLO ETF
Trading Symbol	CLOB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period September 24, 2024 (inception of Fund) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$12Footnote Reference(a)	0.45%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund launched on September 24, 2024 and therefore does not have a full calendar year of performance.

  Strong collateralized loan obligation total returns were driven by high base rates, even as the Federal Reserve began cutting rates in September, and spread tightening driven by a supportive technical and fundamental backdrop.

  Since inception, the Fund performed approximately in line with its benchmark, the J.P. Morgan CLOIE Balanced Mezzanine Index.

  Security selection within BBB rated tranches contributed positively to returns relative to the benchmark, while the underweight to BB rated tranche detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CLOB	US00	JCLOBAME
Sep-24	$10,000	$10,000	$10,000
Sep-24	$10,031	$9,970	$10,025
Oct-24	$10,116	$9,726	$10,123
Nov-24	$10,205	$9,824	$10,205
Dec-24	$10,288	$9,665	$10,285

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck AA-BB CLO ETF	2.88%
J.P. Morgan CLOIE Balanced Mezzanine Index (JCLOBAME)	2.85%
ICE BofA US Broad Market Index (US00)	(3.35)%

* Inception of Fund: 9/24/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 60,731,230	$ 60,731,230	$ 60,731,230
Holdings Count | Holding	35	35	35
Advisory Fees Paid, Amount	$ 58,156
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$60,731,230 Number of Portfolio Holdings35 Portfolio Turnover Rate-% Advisory Fees Paid$58,156
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.7%
Collateralized Loan Obligations		99.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Sound Point CLO XXIX Ltd., 8.39%, 4/25/2034	5.8%
BlueMountain CLO XXXII Ltd., 11.52%, 10/15/2034	5.4%
LCM 39 Ltd., 11.66%, 10/15/2034	4.2%
KKR CLO 27 LTD, 10.66%, 1/15/2035	4.1%
Trinitas CLO XIX Ltd., 7.31%, 10/20/2033	4.1%
Wind River 2022-1 CLO Ltd., 6.47%, 7/20/2035	4.1%
LCM 39 Ltd., 7.91%, 10/15/2034	4.1%
Sound Point CLO XXXI Ltd., 8.14%, 10/25/2034	4.1%
Signal Peak CLO 4 Ltd., 8.08%, 10/26/2034	3.8%
Fort Washington CLO 2019-1, 6.92%, 10/20/2037	3.7%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000066393
Shareholder Report [Line Items]
Fund Name			VanEck Africa Index ETF
Class Name			VanEck Africa Index ETF
Trading Symbol			AFK
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$93	0.88%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, with regional performance shaped by a balance of opportunities and challenges. While robust infrastructure investments and growing sectors, like technology and consumer goods, supported gains, high inflation, currency volatility and political instability in some markets tempered broader growth, resulting in varied outcomes across the continent.

   From a country risk perspective, South Africa contributed the most to the Fund’s performance during the period, followed by Kenya and Morocca. Nigeria detracted the most from the Fund’s performance during the period, followed by the United States and the United Arab Emirates.

  In terms of sectors, the financials sector contributed the most to the Fund’s performance during the period, followed by materials and consumer discretionary. The energy sector detracted the most from the Fund’s performance during the period, followed by communication services and health care.

  The leading individual contributors to performance were CMOC Group Ltd., Equity Group Holdings Ltd. and Safaricom PLC.

  The leading individual detractors to performance were MTN Nigeria Communications PLC, Kosmos Energy Ltd. and Maroc Telecom SA.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	AFK	NDUEACWF	MVAFKTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,630	$9,844	$9,591	$9,700
Feb 15	$9,718	$10,392	$9,663	$10,257
Mar 15	$9,553	$10,231	$9,519	$10,095
Apr 15	$10,191	$10,528	$10,167	$10,192
May 15	$9,702	$10,514	$9,681	$10,323
Jun 15	$9,385	$10,266	$9,386	$10,123
Jul 15	$8,492	$10,355	$8,488	$10,335
Aug 15	$7,832	$9,646	$7,836	$9,712
Sep 15	$7,626	$9,296	$7,622	$9,471
Oct 15	$7,782	$10,026	$7,808	$10,270
Nov 15	$7,210	$9,943	$7,230	$10,301
Dec 15	$7,059	$9,764	$7,093	$10,138
Jan 16	$6,506	$9,175	$6,489	$9,635
Feb 16	$6,708	$9,112	$6,745	$9,622
Mar 16	$7,406	$9,787	$7,445	$10,275
Apr 16	$8,291	$9,931	$8,326	$10,315
May 16	$7,983	$9,944	$8,034	$10,500
Jun 16	$7,882	$9,884	$7,929	$10,527
Jul 16	$8,221	$10,310	$8,308	$10,915
Aug 16	$7,928	$10,344	$8,010	$10,931
Sep 16	$8,112	$10,408	$8,208	$10,933
Oct 16	$8,205	$10,231	$8,312	$10,733
Nov 16	$7,687	$10,309	$7,845	$11,131
Dec 16	$8,043	$10,531	$8,249	$11,351
Jan 17	$8,551	$10,819	$8,732	$11,566
Feb 17	$8,163	$11,123	$8,682	$12,025
Mar 17	$8,295	$11,259	$8,718	$12,039
Apr 17	$8,387	$11,434	$8,904	$12,163
May 17	$8,611	$11,687	$9,120	$12,334
Jun 17	$8,719	$11,740	$9,201	$12,411
Jul 17	$9,280	$12,068	$9,817	$12,666
Aug 17	$9,608	$12,114	$9,991	$12,705
Sep 17	$9,332	$12,348	$9,724	$12,967
Oct 17	$9,372	$12,605	$9,770	$13,270
Nov 17	$9,720	$12,849	$10,145	$13,677
Dec 17	$10,135	$13,056	$10,614	$13,829
Jan 18	$10,654	$13,793	$11,147	$14,621
Feb 18	$10,466	$13,213	$10,999	$14,082
Mar 18	$10,409	$12,931	$10,912	$13,724
Apr 18	$10,368	$13,054	$10,882	$13,777
May 18	$9,898	$13,070	$10,390	$14,108
Jun 18	$9,625	$13,000	$10,124	$14,195
Jul 18	$9,649	$13,392	$10,148	$14,724
Aug 18	$9,028	$13,497	$9,490	$15,203
Sep 18	$8,853	$13,555	$9,325	$15,290
Oct 18	$8,248	$12,540	$8,690	$14,245
Nov 18	$8,395	$12,723	$8,837	$14,535
Dec 18	$8,341	$11,827	$8,807	$13,223
Jan 19	$9,143	$12,761	$9,631	$14,282
Feb 19	$9,077	$13,102	$9,589	$14,741
Mar 19	$8,994	$13,267	$9,498	$15,027
Apr 19	$9,218	$13,715	$9,735	$15,636
May 19	$8,607	$12,901	$9,110	$14,642
Jun 19	$9,276	$13,746	$9,828	$15,674
Jul 19	$8,819	$13,786	$9,370	$15,899
Aug 19	$8,414	$13,459	$8,926	$15,647
Sep 19	$8,416	$13,742	$8,857	$15,940
Oct 19	$8,507	$14,119	$8,958	$16,286
Nov 19	$8,633	$14,463	$9,101	$16,877
Dec 19	$9,052	$14,973	$9,579	$17,386
Jan 20	$8,496	$14,807	$9,020	$17,379
Feb 20	$7,685	$13,611	$8,091	$15,949
Mar 20	$5,673	$11,774	$6,043	$13,979
Apr 20	$6,544	$13,035	$7,059	$15,771
May 20	$6,778	$13,602	$7,216	$16,522
Jun 20	$7,291	$14,036	$7,731	$16,850
Jul 20	$7,651	$14,779	$8,173	$17,801
Aug 20	$7,886	$15,683	$8,460	$19,080
Sep 20	$7,787	$15,178	$8,338	$18,355
Oct 20	$8,004	$14,809	$8,556	$17,867
Nov 20	$8,606	$16,634	$9,297	$19,823
Dec 20	$9,259	$17,406	$9,981	$20,585
Jan 21	$9,517	$17,327	$10,271	$20,377
Feb 21	$9,636	$17,729	$10,339	$20,939
Mar 21	$9,524	$18,202	$10,256	$21,856
Apr 21	$9,847	$18,998	$10,593	$23,022
May 21	$10,287	$19,294	$11,064	$23,183
Jun 21	$9,901	$19,548	$10,676	$23,724
Jul 21	$9,864	$19,682	$10,648	$24,288
Aug 21	$9,989	$20,175	$10,763	$25,026
Sep 21	$9,512	$19,342	$10,296	$23,863
Oct 21	$9,752	$20,329	$10,592	$25,534
Nov 21	$9,234	$19,839	$10,029	$25,357
Dec 21	$9,601	$20,633	$10,444	$26,494
Jan 22	$9,759	$19,620	$10,541	$25,123
Feb 22	$10,079	$19,113	$10,900	$24,371
Mar 22	$10,139	$19,527	$11,018	$25,276
Apr 22	$9,400	$17,964	$10,257	$23,071
May 22	$9,103	$17,985	$9,962	$23,114
Jun 22	$8,010	$16,469	$8,711	$21,206
Jul 22	$8,213	$17,619	$8,907	$23,161
Aug 22	$7,931	$16,970	$8,625	$22,217
Sep 22	$7,155	$15,346	$7,911	$20,170
Oct 22	$7,259	$16,272	$8,022	$21,804
Nov 22	$8,221	$17,534	$9,107	$23,022
Dec 22	$7,840	$16,844	$8,774	$21,696
Jan 23	$8,307	$18,051	$9,319	$23,059
Feb 23	$7,863	$17,534	$8,922	$22,496
Mar 23	$7,821	$18,075	$8,831	$23,322
Apr 23	$7,623	$18,334	$8,728	$23,686
May 23	$7,135	$18,138	$8,274	$23,789
Jun 23	$7,307	$19,191	$8,355	$25,361
Jul 23	$7,917	$19,894	$9,181	$26,176
Aug 23	$7,350	$19,338	$8,524	$25,759
Sep 23	$7,090	$18,538	$8,326	$24,531
Oct 23	$6,652	$17,981	$7,854	$24,015
Nov 23	$7,098	$19,640	$8,446	$26,208
Dec 23	$7,178	$20,584	$8,689	$27,399
Jan 24	$6,839	$20,704	$8,356	$27,859
Feb 24	$6,726	$21,593	$8,145	$29,347
Mar 24	$7,533	$22,271	$9,141	$30,291
Apr 24	$7,561	$21,536	$9,220	$29,054
May 24	$7,856	$22,411	$9,543	$30,494
Jun 24	$7,959	$22,910	$9,703	$31,589
Jul 24	$8,155	$23,279	$9,956	$31,973
Aug 24	$8,316	$23,870	$10,174	$32,749
Sep 24	$8,649	$24,425	$10,607	$33,448
Oct 24	$8,417	$23,877	$10,319	$33,145
Nov 24	$8,251	$24,770	$10,109	$35,090
Dec 24	$7,950	$24,183	$9,764	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Africa Index ETF	10.76%	(2.56)%	(2.27)%
MVIS® GDP Africa Index (MVAFKTR)	12.37%	0.38%	(0.24)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 43,146,093	$ 43,146,093	$ 43,146,093
Holdings Count | Holding	71	71	71
Advisory Fees Paid, Amount			$ 222,487
InvestmentCompanyPortfolioTurnover			44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,146,093 Number of Portfolio Holdings71 Portfolio Turnover Rate44% Advisory Fees Paid$222,487
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.1%
Other Investments		1.1%
Consumer Staples		4.9%
Energy		5.4%
Consumer Discretionary		10.3%
Communication Services		12.7%
Materials		27.7%
Financials		37.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Attijariwafa Bank	8.0%
Naspers Ltd.	5.5%
Airtel Africa Plc	5.0%
Anglo American Plc	4.4%
Ivanhoe Mines Ltd.	4.1%
Barrick Gold Corp.	3.7%
Guaranty Trust Holding Co. Plc	3.5%
Banque Centrale Populaire	3.4%
FirstRand Ltd.	3.1%
Itissalat Al-Maghrib	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.88% for the year ended December 31, 2024 from 1.31% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Material Fund Change Expenses [Text Block]			The Fund's net expense ratio decreased to 0.88% for the year ended December 31, 2024 from 1.31% for the year ended December 31, 2023 primarily as a result of decreased interest expense.
Summary of Change Legend [Text Block]			The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000051120
Shareholder Report [Line Items]
Fund Name			VanEck Agribusiness ETF
Class Name			VanEck Agribusiness ETF
Trading Symbol			MOO
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$51	0.55%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on agricultural commodities and agribusiness equities, particularly in the final months of the year.

  The Fund’s exposure to the health care industry was the primary detractor from Fund performance, followed by the consumer staples and industrials sectors. No sector contributed positively to performance for the period.

  Exposure to companies in the United States, Germany and Canada detracted most from performance, stemming partially from having dominant weights in the Fund.

  The Fund’s exposure to Malaysia, Thailand and the Faroe Islands were modest positive contributors to performance for the period.

  The primary individual detractors from Fund performance were Bayer, Archer-Daniels-Midland and Zoetis.

  The leading individual contributors to performance were Corteva, Deere & Company and Tyson Foods.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	MOO	NDUEACWF	MVMOOTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,125	$9,844	$10,113	$9,700
Feb 15	$10,595	$10,392	$10,572	$10,257
Mar 15	$10,213	$10,231	$10,188	$10,095
Apr 15	$10,386	$10,528	$10,365	$10,192
May 15	$10,837	$10,514	$10,811	$10,323
Jun 15	$10,492	$10,266	$10,468	$10,123
Jul 15	$10,217	$10,355	$10,198	$10,335
Aug 15	$9,509	$9,646	$9,497	$9,712
Sep 15	$8,732	$9,296	$8,702	$9,471
Oct 15	$9,243	$10,026	$9,214	$10,270
Nov 15	$9,274	$9,943	$9,235	$10,301
Dec 15	$9,104	$9,764	$9,084	$10,138
Jan 16	$8,609	$9,175	$8,540	$9,635
Feb 16	$8,738	$9,112	$8,700	$9,622
Mar 16	$9,129	$9,787	$9,086	$10,275
Apr 16	$9,509	$9,931	$9,506	$10,315
May 16	$9,603	$9,944	$9,562	$10,500
Jun 16	$9,384	$9,884	$9,311	$10,527
Jul 16	$9,593	$10,310	$9,554	$10,915
Aug 16	$9,988	$10,344	$9,937	$10,931
Sep 16	$9,769	$10,408	$9,703	$10,933
Oct 16	$9,659	$10,231	$9,613	$10,733
Nov 16	$9,965	$10,309	$9,904	$11,131
Dec 16	$10,264	$10,531	$10,220	$11,351
Jan 17	$10,674	$10,819	$10,623	$11,566
Feb 17	$10,750	$11,123	$10,699	$12,025
Mar 17	$10,670	$11,259	$10,622	$12,039
Apr 17	$10,902	$11,434	$10,862	$12,163
May 17	$10,960	$11,687	$10,909	$12,334
Jun 17	$11,007	$11,740	$10,938	$12,411
Jul 17	$11,331	$12,068	$11,274	$12,666
Aug 17	$11,259	$12,114	$11,198	$12,705
Sep 17	$11,775	$12,348	$11,709	$12,967
Oct 17	$12,024	$12,605	$11,956	$13,270
Nov 17	$12,244	$12,849	$12,170	$13,677
Dec 17	$12,490	$13,056	$12,441	$13,829
Jan 18	$13,063	$13,793	$12,932	$14,621
Feb 18	$12,652	$13,213	$12,553	$14,082
Mar 18	$12,506	$12,931	$12,368	$13,724
Apr 18	$12,558	$13,054	$12,458	$13,777
May 18	$12,668	$13,070	$12,559	$14,108
Jun 18	$12,601	$13,000	$12,498	$14,195
Jul 18	$12,960	$13,392	$12,843	$14,724
Aug 18	$13,152	$13,497	$13,039	$15,203
Sep 18	$13,333	$13,555	$13,223	$15,290
Oct 18	$12,475	$12,540	$12,374	$14,245
Nov 18	$12,676	$12,723	$12,567	$14,535
Dec 18	$11,770	$11,827	$11,683	$13,223
Jan 19	$12,704	$12,761	$12,598	$14,282
Feb 19	$12,787	$13,102	$12,693	$14,741
Mar 19	$12,875	$13,267	$12,770	$15,027
Apr 19	$13,283	$13,715	$13,176	$15,636
May 19	$12,502	$12,901	$12,416	$14,642
Jun 19	$13,776	$13,746	$13,666	$15,674
Jul 19	$13,789	$13,786	$13,715	$15,899
Aug 19	$13,595	$13,459	$13,500	$15,647
Sep 19	$13,576	$13,742	$13,484	$15,940
Oct 19	$13,759	$14,119	$13,682	$16,286
Nov 19	$13,654	$14,463	$13,574	$16,877
Dec 19	$14,324	$14,973	$14,253	$17,386
Jan 20	$13,570	$14,807	$13,543	$17,379
Feb 20	$12,537	$13,611	$12,433	$15,949
Mar 20	$10,721	$11,774	$10,685	$13,979
Apr 20	$11,630	$13,035	$11,573	$15,771
May 20	$12,285	$13,602	$12,182	$16,522
Jun 20	$12,580	$14,036	$12,482	$16,850
Jul 20	$13,382	$14,779	$13,288	$17,801
Aug 20	$14,189	$15,683	$14,109	$19,080
Sep 20	$14,108	$15,178	$14,031	$18,355
Oct 20	$13,859	$14,809	$13,781	$17,867
Nov 20	$15,679	$16,634	$15,607	$19,823
Dec 20	$16,434	$17,406	$16,348	$20,585
Jan 21	$16,647	$17,327	$16,582	$20,377
Feb 21	$17,888	$17,729	$17,804	$20,939
Mar 21	$18,479	$18,202	$18,391	$21,856
Apr 21	$19,267	$18,998	$19,193	$23,022
May 21	$19,614	$19,294	$19,518	$23,183
Jun 21	$19,239	$19,548	$19,160	$23,724
Jul 21	$19,381	$19,682	$19,309	$24,288
Aug 21	$19,606	$20,175	$19,544	$25,026
Sep 21	$19,252	$19,342	$19,231	$23,863
Oct 21	$20,145	$20,329	$20,094	$25,534
Nov 21	$19,180	$19,839	$19,158	$25,357
Dec 21	$20,377	$20,633	$20,354	$26,494
Jan 22	$19,877	$19,620	$19,826	$25,123
Feb 22	$20,519	$19,113	$20,500	$24,371
Mar 22	$22,312	$19,527	$22,333	$25,276
Apr 22	$21,056	$17,964	$21,095	$23,071
May 22	$21,215	$17,985	$21,206	$23,114
Jun 22	$18,498	$16,469	$18,474	$21,206
Jul 22	$19,617	$17,619	$19,596	$23,161
Aug 22	$19,393	$16,970	$19,409	$22,217
Sep 22	$17,255	$15,346	$17,275	$20,170
Oct 22	$18,986	$16,272	$18,998	$21,804
Nov 22	$19,905	$17,534	$19,875	$23,022
Dec 22	$18,758	$16,844	$18,799	$21,696
Jan 23	$20,082	$18,051	$20,081	$23,059
Feb 23	$19,383	$17,534	$19,417	$22,496
Mar 23	$18,985	$18,075	$18,993	$23,322
Apr 23	$18,657	$18,334	$18,662	$23,686
May 23	$16,845	$18,138	$16,841	$23,789
Jun 23	$17,817	$19,191	$17,805	$25,361
Jul 23	$19,114	$19,894	$19,110	$26,176
Aug 23	$18,249	$19,338	$18,259	$25,759
Sep 23	$17,197	$18,538	$17,218	$24,531
Oct 23	$15,836	$17,981	$15,835	$24,015
Nov 23	$16,061	$19,640	$16,065	$26,208
Dec 23	$17,148	$20,584	$17,172	$27,399
Jan 24	$15,963	$20,704	$16,012	$27,859
Feb 24	$16,330	$21,593	$16,357	$29,347
Mar 24	$16,908	$22,271	$16,939	$30,291
Apr 24	$16,089	$21,536	$16,143	$29,054
May 24	$16,340	$22,411	$16,341	$30,494
Jun 24	$15,786	$22,910	$15,807	$31,589
Jul 24	$16,195	$23,279	$16,227	$31,973
Aug 24	$16,570	$23,870	$16,588	$32,749
Sep 24	$16,972	$24,425	$17,000	$33,448
Oct 24	$16,044	$23,877	$16,091	$33,145
Nov 24	$16,189	$24,770	$16,215	$35,090
Dec 24	$15,049	$24,183	$15,094	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Agribusiness ETF	(12.24)%	0.99%	4.17%
MVIS® Global Agribusiness Index (MVMOOTR)	(12.10)%	1.15%	4.20%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 570,086,922	$ 570,086,922	$ 570,086,922
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 3,686,740
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$570,086,922 Number of Portfolio Holdings51 Portfolio Turnover Rate12% Advisory Fees Paid$3,686,740
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		16.1%
Industrials		20.2%
Materials		28.2%
Consumer Staples		35.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Deere & Co.	8.0%
Zoetis, Inc.	7.8%
Corteva, Inc.	7.1%
Nutrien Ltd.	6.5%
Bayer AG	6.1%
Archer-Daniels-Midland Co.	5.6%
Tyson Foods, Inc.	4.9%
CF Industries Holdings, Inc.	4.2%
Kubota Corp.	3.9%
Bunge Global SA	3.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102898
Shareholder Report [Line Items]
Fund Name		VanEck BDC Income ETF
Class Name		VanEck BDC Income ETF
Trading Symbol		BIZD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck BDC Income ETF	$29Footnote Reference(a)	0.42%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 8.11% on a total return basis.

  Business development companies (BDCs) benefited from high base rates, even as the Federal Reserve began cutting rates in September, providing positive total returns during the period.

  Resilient credit fundamentals in the direct lending market also supported BDC performance, as average non-accrual levels remained low.

  Ares Capital Corp. was the top contributor to Fund performance during the period, while Goldman Sachs BDC, Inc. was the greatest detractor.

  The Fund’s utilization of index-linked swaps to achieve its investment objective was not a significant factor to performance during the period.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	BIZD	SPTR	MVBDCTRG
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,096	$9,700	$9,865
Feb 15	$10,668	$10,257	$10,425
Mar 15	$10,662	$10,095	$10,419
Apr 15	$10,795	$10,192	$10,555
May 15	$10,638	$10,323	$10,402
Jun 15	$10,353	$10,123	$10,123
Jul 15	$10,099	$10,335	$9,878
Aug 15	$10,158	$9,712	$9,938
Sep 15	$9,338	$9,471	$9,131
Oct 15	$9,740	$10,270	$9,525
Nov 15	$10,510	$10,301	$10,280
Dec 15	$9,540	$10,138	$9,564
Jan 16	$9,205	$9,635	$9,002
Feb 16	$9,447	$9,622	$9,240
Mar 16	$10,243	$10,275	$10,012
Apr 16	$10,473	$10,315	$10,229
May 16	$10,333	$10,500	$10,081
Jun 16	$10,633	$10,527	$10,368
Jul 16	$11,248	$10,915	$10,965
Aug 16	$11,770	$10,931	$11,468
Sep 16	$11,594	$10,933	$11,296
Oct 16	$11,436	$10,733	$11,140
Nov 16	$11,902	$11,131	$11,588
Dec 16	$12,015	$11,351	$11,939
Jan 17	$12,361	$11,566	$12,022
Feb 17	$12,966	$12,025	$12,608
Mar 17	$13,075	$12,039	$12,721
Apr 17	$13,267	$12,163	$12,909
May 17	$12,464	$12,334	$12,130
Jun 17	$12,685	$12,411	$12,349
Jul 17	$12,777	$12,666	$12,442
Aug 17	$12,078	$12,705	$11,768
Sep 17	$12,593	$12,967	$12,279
Oct 17	$12,242	$13,270	$11,945
Nov 17	$12,387	$13,677	$12,083
Dec 17	$11,954	$13,829	$11,964
Jan 18	$12,103	$14,621	$11,814
Feb 18	$11,659	$14,082	$11,380
Mar 18	$12,007	$13,724	$11,721
Apr 18	$12,195	$13,777	$11,913
May 18	$12,665	$14,108	$12,369
Jun 18	$12,604	$14,195	$12,313
Jul 18	$13,203	$14,724	$12,896
Aug 18	$13,388	$15,203	$13,084
Sep 18	$13,203	$15,290	$12,901
Oct 18	$12,660	$14,245	$12,377
Nov 18	$12,731	$14,535	$12,444
Dec 18	$11,259	$13,223	$11,318
Jan 19	$13,009	$14,282	$12,721
Feb 19	$13,416	$14,741	$13,119
Mar 19	$13,286	$15,027	$12,996
Apr 19	$13,813	$15,636	$13,512
May 19	$13,363	$14,642	$13,073
Jun 19	$13,864	$15,674	$13,567
Jul 19	$14,019	$15,899	$13,726
Aug 19	$14,047	$15,647	$13,755
Sep 19	$14,379	$15,940	$14,081
Oct 19	$14,273	$16,286	$13,974
Nov 19	$14,747	$16,877	$14,442
Dec 19	$14,583	$17,386	$14,598
Jan 20	$14,989	$17,379	$14,685
Feb 20	$13,471	$15,949	$13,198
Mar 20	$8,345	$13,979	$8,112
Apr 20	$9,978	$15,771	$9,685
May 20	$11,202	$16,522	$10,855
Jun 20	$11,210	$16,850	$10,853
Jul 20	$11,191	$17,801	$10,822
Aug 20	$11,721	$19,080	$11,335
Sep 20	$11,659	$18,355	$11,278
Oct 20	$11,157	$17,867	$10,788
Nov 20	$13,560	$19,823	$13,106
Dec 20	$13,543	$20,585	$13,411
Jan 21	$14,177	$20,377	$13,716
Feb 21	$15,646	$20,939	$15,141
Mar 21	$16,344	$21,856	$15,824
Apr 21	$17,343	$23,022	$16,814
May 21	$17,655	$23,183	$17,119
Jun 21	$17,732	$23,724	$17,214
Jul 21	$17,849	$24,288	$17,334
Aug 21	$18,079	$25,026	$17,564
Sep 21	$18,080	$23,863	$17,569
Oct 21	$18,888	$25,534	$18,367
Nov 21	$18,413	$25,357	$17,910
Dec 21	$18,936	$26,494	$18,424
Jan 22	$19,339	$25,123	$18,822
Feb 22	$19,294	$24,371	$18,784
Mar 22	$19,635	$25,276	$19,134
Apr 22	$18,770	$23,071	$18,299
May 22	$18,128	$23,114	$17,675
Jun 22	$16,922	$21,206	$16,492
Jul 22	$18,295	$23,161	$17,854
Aug 22	$18,268	$22,217	$17,828
Sep 22	$15,591	$20,170	$15,195
Oct 22	$17,440	$21,804	$17,009
Nov 22	$18,265	$23,022	$17,813
Dec 22	$17,274	$21,696	$16,846
Jan 23	$18,696	$23,059	$18,232
Feb 23	$18,948	$22,496	$18,480
Mar 23	$18,092	$23,322	$17,652
Apr 23	$18,282	$23,686	$17,824
May 23	$18,461	$23,789	$17,993
Jun 23	$19,299	$25,361	$18,814
Jul 23	$20,387	$26,176	$19,878
Aug 23	$20,365	$25,759	$19,856
Sep 23	$20,687	$24,531	$20,177
Oct 23	$19,795	$24,015	$19,292
Nov 23	$21,056	$26,208	$20,520
Dec 23	$21,926	$27,399	$21,375
Jan 24	$22,270	$27,859	$21,712
Feb 24	$22,263	$29,347	$21,705
Mar 24	$23,125	$30,291	$22,542
Apr 24	$23,407	$29,054	$22,805
May 24	$24,353	$30,494	$23,727
Jun 24	$24,043	$31,589	$23,417
Jul 24	$24,085	$31,973	$23,463
Aug 24	$23,732	$32,749	$23,117
Sep 24	$23,893	$33,448	$23,276
Oct 24	$24,124	$33,145	$23,503
Nov 24	$25,143	$35,090	$24,498
Dec 24	$25,306	$34,254	$24,659

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck BDC Income ETF	15.41%	11.65%	9.73%
MVIS® US Business Development Companies Index (MVBDCTRG)	15.36%	11.05%	9.45%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVBDCTRG replaced the MVIS® US Business Development Companies Index (MVBIZDTG) effective June 19, 2023. Index history prior to June 19, 2023 reflects the performance of the MVIS® US Business Development Companies Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,369,247,289	$ 1,369,247,289	$ 1,369,247,289
Holdings Count | Holding	29	29	29
Advisory Fees Paid, Amount		$ 3,204,490
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,369,247,289 Number of Portfolio Holdings29 Portfolio Turnover Rate17% Advisory Fees Paid$3,204,490
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.0%
Other Investments		0.7%
Financials		98.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.0%

Exposure Basis Explanation [Text Block]		Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.0%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Ares Capital Corp.	22.7%
Blackstone Secured Lending Fund	13.2%
FS KKR Capital Corp.	9.8%
Main Street Capital Corp.	5.0%
Hercules Capital, Inc.	4.9%
Golub Capital BDC, Inc.	4.7%
Blue Owl Capital Corp.	4.6%
Sixth Street Specialty Lending, Inc.	3.5%
Morgan Stanley Direct Lending Fund	2.9%
Prospect Capital Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 31, 2024, the Fund’s principal investment strategies changed to include investments or instruments that have investment exposure to securities that comprise the Fund’s benchmark index, the MVIS® US Business Development Companies Index, such as swaps and other derivative instruments that have investment exposure to BDCs.

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Material Fund Change Strategies [Text Block]

Effective May 31, 2024, the Fund’s principal investment strategies changed to include investments or instruments that have investment exposure to securities that comprise the Fund’s benchmark index, the MVIS® US Business Development Companies Index, such as swaps and other derivative instruments that have investment exposure to BDCs.

Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000076451
Shareholder Report [Line Items]
Fund Name			VanEck Brazil Small-Cap ETF
Class Name			VanEck Brazil Small-Cap ETF
Trading Symbol			BRF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$49	0.60%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a negative return due to fiscal uncertainty, currency depreciation and policy tightening, which negatively impacted local equities over the period. Declining commodity prices and political uncertainty around tax reforms further pressured equity markets, while high borrowing costs limited corporate earnings growth.

  There were no positive contributors to the Fund’s performance from a sector-level perspective.

  The leading individual contributors to performance were Ambipar Participacoes e Empreendimentos SA, Marfrig Global Foods SA and Santos Brasil Participacoes SA.

  The consumer discretionary sector detracted the most from the Fund’s performance during the period followed by industrials and materials.

  The leading individual detractors from performance were Azul SA Sponsored ADR Pfd, Azzas 2154 SA and Cogna Educacao SA.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	BRF	NDUEACWF	MVBRFTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$8,629	$9,844	$8,625	$9,700
Feb 15	$8,634	$10,392	$8,580	$10,257
Mar 15	$7,621	$10,231	$7,620	$10,095
Apr 15	$8,427	$10,528	$8,476	$10,192
May 15	$7,734	$10,514	$7,744	$10,323
Jun 15	$7,791	$10,266	$7,828	$10,123
Jul 15	$6,703	$10,355	$6,762	$10,335
Aug 15	$5,817	$9,646	$5,825	$9,712
Sep 15	$5,026	$9,296	$5,045	$9,471
Oct 15	$5,506	$10,026	$5,559	$10,270
Nov 15	$5,393	$9,943	$5,367	$10,301
Dec 15	$5,103	$9,764	$5,150	$10,138
Jan 16	$4,648	$9,175	$4,658	$9,635
Feb 16	$4,902	$9,112	$4,978	$9,622
Mar 16	$6,066	$9,787	$6,196	$10,275
Apr 16	$6,647	$9,931	$6,681	$10,315
May 16	$6,124	$9,944	$6,201	$10,500
Jun 16	$7,395	$9,884	$7,478	$10,527
Jul 16	$8,368	$10,310	$8,473	$10,915
Aug 16	$8,495	$10,344	$8,567	$10,931
Sep 16	$8,324	$10,408	$8,418	$10,933
Oct 16	$9,130	$10,231	$9,298	$10,733
Nov 16	$7,948	$10,309	$8,036	$11,131
Dec 16	$8,211	$10,531	$8,325	$11,351
Jan 17	$9,339	$10,819	$9,489	$11,566
Feb 17	$10,206	$11,123	$10,354	$12,025
Mar 17	$10,155	$11,259	$10,174	$12,039
Apr 17	$10,359	$11,434	$10,443	$12,163
May 17	$9,986	$11,687	$10,126	$12,334
Jun 17	$9,956	$11,740	$10,127	$12,411
Jul 17	$11,272	$12,068	$11,444	$12,666
Aug 17	$12,072	$12,114	$12,292	$12,705
Sep 17	$12,618	$12,348	$12,865	$12,967
Oct 17	$12,220	$12,605	$12,456	$13,270
Nov 17	$11,858	$12,849	$12,111	$13,677
Dec 17	$12,458	$13,056	$12,727	$13,829
Jan 18	$13,526	$13,793	$13,895	$14,621
Feb 18	$13,168	$13,213	$13,457	$14,082
Mar 18	$12,826	$12,931	$13,056	$13,724
Apr 18	$12,212	$13,054	$12,571	$13,777
May 18	$10,482	$13,070	$10,757	$14,108
Jun 18	$9,601	$13,000	$9,921	$14,195
Jul 18	$10,333	$13,392	$10,524	$14,724
Aug 18	$9,249	$13,497	$9,322	$15,203
Sep 18	$9,072	$13,555	$9,340	$15,290
Oct 18	$10,947	$12,540	$11,188	$14,245
Nov 18	$10,829	$12,723	$11,040	$14,535
Dec 18	$11,006	$11,827	$11,285	$13,223
Jan 19	$12,750	$12,761	$13,036	$14,282
Feb 19	$12,475	$13,102	$12,776	$14,741
Mar 19	$11,800	$13,267	$12,150	$15,027
Apr 19	$12,146	$13,715	$12,387	$15,636
May 19	$11,992	$12,901	$12,329	$14,642
Jun 19	$13,162	$13,746	$13,530	$15,674
Jul 19	$13,714	$13,786	$14,252	$15,899
Aug 19	$12,791	$13,459	$13,173	$15,647
Sep 19	$12,806	$13,742	$13,160	$15,940
Oct 19	$13,396	$14,119	$13,792	$16,286
Nov 19	$13,242	$14,463	$13,679	$16,877
Dec 19	$15,498	$14,973	$15,960	$17,386
Jan 20	$14,775	$14,807	$15,301	$17,379
Feb 20	$13,063	$13,611	$13,401	$15,949
Mar 20	$7,418	$11,774	$7,709	$13,979
Apr 20	$8,128	$13,035	$8,469	$15,771
May 20	$8,578	$13,602	$8,771	$16,522
Jun 20	$9,416	$14,036	$9,692	$16,850
Jul 20	$10,433	$14,779	$10,834	$17,801
Aug 20	$10,008	$15,683	$10,379	$19,080
Sep 20	$9,392	$15,178	$9,730	$18,355
Oct 20	$8,979	$14,809	$9,300	$17,867
Nov 20	$11,122	$16,634	$11,520	$19,823
Dec 20	$12,281	$17,406	$12,751	$20,585
Jan 21	$11,323	$17,327	$11,814	$20,377
Feb 21	$10,809	$17,729	$11,304	$20,939
Mar 21	$11,252	$18,202	$11,694	$21,856
Apr 21	$12,172	$18,998	$12,695	$23,022
May 21	$13,409	$19,294	$13,939	$23,183
Jun 21	$14,164	$19,548	$14,662	$23,724
Jul 21	$12,870	$19,682	$13,551	$24,288
Aug 21	$12,399	$20,175	$13,043	$25,026
Sep 21	$10,982	$19,342	$11,475	$23,863
Oct 21	$9,405	$20,329	$9,850	$25,534
Nov 21	$9,170	$19,839	$9,556	$25,357
Dec 21	$9,655	$20,633	$10,141	$26,494
Jan 22	$10,450	$19,620	$10,949	$25,123
Feb 22	$10,151	$19,113	$10,683	$24,371
Mar 22	$11,852	$19,527	$12,387	$25,276
Apr 22	$10,468	$17,964	$10,918	$23,071
May 22	$10,679	$17,985	$11,186	$23,114
Jun 22	$8,256	$16,469	$8,636	$21,206
Jul 22	$8,745	$17,619	$9,108	$23,161
Aug 22	$9,476	$16,970	$9,958	$22,217
Sep 22	$9,027	$15,346	$9,434	$20,170
Oct 22	$9,902	$16,272	$10,237	$21,804
Nov 22	$8,786	$17,534	$9,095	$23,022
Dec 22	$8,371	$16,844	$8,814	$21,696
Jan 23	$9,097	$18,051	$9,551	$23,059
Feb 23	$8,101	$17,534	$8,558	$22,496
Mar 23	$8,188	$18,075	$8,626	$23,322
Apr 23	$8,570	$18,334	$9,007	$23,686
May 23	$9,652	$18,138	$10,097	$23,789
Jun 23	$11,161	$19,191	$11,706	$25,361
Jul 23	$11,738	$19,894	$12,332	$26,176
Aug 23	$10,533	$19,338	$11,125	$25,759
Sep 23	$10,104	$18,538	$10,727	$24,531
Oct 23	$9,127	$17,981	$9,654	$24,015
Nov 23	$10,429	$19,640	$11,033	$26,208
Dec 23	$11,396	$20,584	$12,116	$27,399
Jan 24	$10,571	$20,704	$11,266	$27,859
Feb 24	$10,644	$21,593	$11,319	$29,347
Mar 24	$10,845	$22,271	$11,555	$30,291
Apr 24	$9,681	$21,536	$10,325	$29,054
May 24	$9,370	$22,411	$9,967	$30,494
Jun 24	$8,891	$22,910	$9,530	$31,589
Jul 24	$9,013	$23,279	$9,620	$31,973
Aug 24	$9,483	$23,870	$10,091	$32,749
Sep 24	$9,610	$24,425	$10,274	$33,448
Oct 24	$8,901	$23,877	$9,514	$33,145
Nov 24	$8,253	$24,770	$8,829	$35,090
Dec 24	$7,437	$24,183	$7,953	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Brazil Small-Cap ETF	(34.74)%	(13.66)%	(2.92)%
MVIS® Brazil Small-Cap Index (MVBRFTR)	(34.36)%	(13.00)%	(2.26)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 16,069,834	$ 16,069,834	$ 16,069,834
Holdings Count | Holding	94	94	94
Advisory Fees Paid, Amount			$ 30,144
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,069,834 Number of Portfolio Holdings94 Portfolio Turnover Rate30% Advisory Fees Paid$30,144
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		3.3%
Other Investments		0.9%
Real Estate		3.1%
Information Technology		3.4%
Health Care		4.0%
Materials		7.1%
Utilities		7.3%
Financials		8.2%
Consumer Staples		10.3%
Energy		13.5%
Industrials		18.1%
Consumer Discretionary		20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Brava Energia	4.9%
Alupar Investimento SA	3.2%
Ambipar Participacoes e Empreendimentos SA	3.2%
Modec, Inc.	3.2%
Santos Brasil Participacoes SA	3.1%
Inter & Co., Inc.	3.1%
Marfrig Global Foods SA	2.9%
Marcopolo SA	2.8%
ERO Copper Corp.	2.7%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000146000
Shareholder Report [Line Items]
Fund Name		VanEck China Bond ETF
Class Name		VanEck China Bond ETF
Trading Symbol		CBON
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$34Footnote Reference(a)	0.50%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 1.78% on a total return basis.

  The Fund had a positive return over the period, benefiting from lower Chinese government bond yields which reflected accommodative monetary policies, tepid inflation and weak economic data domestically.

  Policy bank, sovereign and corporate bonds contributed positively to returns over the period.

  Local interest rates contributed positively to returns during the period, however currency depreciation detracted from performance.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CBON	GBMP	CFIICNDS	CHQU01TR	US00
Dec 14	$10,000	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,094	$10,001	$10,017	$10,017	$10,221
Feb 15	$10,162	$9,915	$10,107	$10,108	$10,116
Mar 15	$10,151	$9,827	$10,084	$10,085	$10,167
Apr 15	$10,323	$9,919	$10,257	$10,258	$10,128
May 15	$10,336	$9,751	$10,342	$10,342	$10,103
Jun 15	$10,375	$9,705	$10,367	$10,367	$9,994
Jul 15	$10,460	$9,730	$10,470	$10,470	$10,066
Aug 15	$10,236	$9,737	$10,175	$10,175	$10,051
Sep 15	$10,327	$9,785	$10,352	$10,353	$10,119
Oct 15	$10,491	$9,805	$10,575	$10,575	$10,122
Nov 15	$10,368	$9,654	$10,406	$10,407	$10,094
Dec 15	$10,313	$9,698	$10,368	$10,368	$10,060
Jan 16	$10,216	$9,791	$10,344	$10,344	$10,205
Feb 16	$10,261	$10,002	$10,444	$10,444	$10,280
Mar 16	$10,469	$10,259	$10,653	$10,654	$10,370
Apr 16	$10,343	$10,390	$10,508	$10,508	$10,408
May 16	$10,231	$10,262	$10,409	$10,410	$10,413
Jun 16	$10,179	$10,560	$10,362	$10,363	$10,606
Jul 16	$10,297	$10,640	$10,514	$10,514	$10,675
Aug 16	$10,233	$10,592	$10,475	$10,476	$10,660
Sep 16	$10,310	$10,644	$10,557	$10,557	$10,651
Oct 16	$10,163	$10,362	$10,428	$10,428	$10,565
Nov 16	$9,866	$9,957	$10,125	$10,126	$10,312
Dec 16	$9,650	$9,916	$9,884	$9,884	$10,324
Jan 17	$9,861	$10,024	$10,057	$10,057	$10,348
Feb 17	$9,782	$10,075	$10,024	$10,024	$10,418
Mar 17	$9,736	$10,088	$10,005	$10,005	$10,414
Apr 17	$9,723	$10,200	$9,912	$9,913	$10,492
May 17	$9,916	$10,350	$10,073	$10,074	$10,575
Jun 17	$9,981	$10,342	$10,174	$10,175	$10,566
Jul 17	$10,074	$10,511	$10,265	$10,265	$10,610
Aug 17	$10,256	$10,616	$10,452	$10,452	$10,709
Sep 17	$10,212	$10,523	$10,434	$10,434	$10,653
Oct 17	$10,205	$10,482	$10,406	$10,407	$10,661
Nov 17	$10,175	$10,591	$10,385	$10,385	$10,647
Dec 17	$10,317	$10,630	$10,570	$10,570	$10,697
Jan 18	$10,736	$10,747	$10,974	$10,974	$10,573
Feb 18	$10,761	$10,652	$11,008	$11,008	$10,474
Mar 18	$10,906	$10,765	$11,220	$11,221	$10,541
Apr 18	$10,981	$10,599	$11,283	$11,284	$10,465
May 18	$10,809	$10,517	$11,152	$11,152	$10,538
Jun 18	$10,512	$10,471	$10,859	$10,859	$10,527
Jul 18	$10,354	$10,454	$10,707	$10,708	$10,528
Aug 18	$10,337	$10,458	$10,682	$10,683	$10,597
Sep 18	$10,293	$10,371	$10,641	$10,641	$10,529
Oct 18	$10,217	$10,264	$10,593	$10,593	$10,446
Nov 18	$10,312	$10,300	$10,739	$10,740	$10,507
Dec 18	$10,447	$10,508	$10,949	$10,949	$10,702
Jan 19	$10,793	$10,669	$11,308	$11,309	$10,811
Feb 19	$10,825	$10,609	$11,340	$11,340	$10,810
Mar 19	$10,834	$10,744	$11,344	$11,345	$11,022
Apr 19	$10,764	$10,714	$11,227	$11,227	$11,024
May 19	$10,529	$10,865	$11,005	$11,006	$11,223
Jun 19	$10,674	$11,105	$11,170	$11,170	$11,369
Jul 19	$10,694	$11,079	$11,213	$11,214	$11,399
Aug 19	$10,345	$11,318	$10,868	$10,869	$11,709
Sep 19	$10,387	$11,199	$10,904	$10,904	$11,639
Oct 19	$10,520	$11,273	$11,028	$11,028	$11,670
Nov 19	$10,605	$11,183	$11,144	$11,145	$11,664
Dec 19	$10,727	$11,241	$11,294	$11,295	$11,652
Jan 20	$10,754	$11,391	$11,449	$11,449	$11,888
Feb 20	$10,860	$11,475	$11,514	$11,515	$12,105
Mar 20	$10,781	$11,226	$11,445	$11,446	$12,019
Apr 20	$10,954	$11,436	$11,658	$11,658	$12,229
May 20	$10,716	$11,499	$11,369	$11,370	$12,291
Jun 20	$10,825	$11,602	$11,433	$11,434	$12,374
Jul 20	$10,945	$11,971	$11,528	$11,529	$12,565
Aug 20	$11,146	$11,932	$11,733	$11,734	$12,461
Sep 20	$11,264	$11,893	$11,842	$11,843	$12,459
Oct 20	$11,478	$11,881	$12,064	$12,065	$12,398
Nov 20	$11,677	$12,086	$12,279	$12,279	$12,519
Dec 20	$11,922	$12,236	$12,528	$12,528	$12,533
Jan 21	$12,015	$12,106	$12,653	$12,654	$12,435
Feb 21	$11,923	$11,865	$12,591	$12,592	$12,213
Mar 21	$11,885	$11,642	$12,514	$12,514	$12,084
Apr 21	$12,110	$11,786	$12,766	$12,766	$12,188
May 21	$12,351	$11,879	$13,038	$13,039	$12,225
Jun 21	$12,196	$11,801	$12,878	$12,878	$12,328
Jul 21	$12,306	$11,951	$13,028	$13,028	$12,461
Aug 21	$12,370	$11,901	$13,095	$13,095	$12,444
Sep 21	$12,371	$11,672	$13,095	$13,096	$12,325
Oct 21	$12,478	$11,640	$13,201	$13,202	$12,327
Nov 21	$12,593	$11,604	$13,367	$13,367	$12,376
Dec 21	$12,677	$11,576	$13,466	$13,467	$12,335
Jan 22	$12,714	$11,322	$13,560	$13,560	$12,077
Feb 22	$12,823	$11,181	$13,636	$13,636	$11,924
Mar 22	$12,743	$10,835	$13,561	$13,562	$11,590
Apr 22	$12,234	$10,245	$13,031	$13,031	$11,164
May 22	$12,238	$10,272	$13,036	$13,037	$11,212
Jun 22	$12,191	$9,946	$12,987	$12,988	$11,062
Jul 22	$12,180	$10,169	$12,988	$12,989	$11,317
Aug 22	$11,990	$9,763	$12,810	$12,810	$11,010
Sep 22	$11,585	$9,242	$12,385	$12,385	$10,525
Oct 22	$11,303	$9,176	$12,118	$12,119	$10,381
Nov 22	$11,636	$9,607	$12,416	$12,417	$10,757
Dec 22	$11,916	$9,648	$12,723	$12,723	$10,712
Jan 23	$12,229	$9,955	$13,055	$13,056	$11,034
Feb 23	$11,914	$9,632	$12,740	$12,740	$10,757
Mar 23	$12,107	$9,936	$12,977	$12,977	$11,030
Apr 23	$12,136	$9,986	$12,939	$12,939	$11,100
May 23	$11,814	$9,797	$12,655	$12,655	$10,980
Jun 23	$11,648	$9,798	$12,442	$12,443	$10,940
Jul 23	$11,902	$9,854	$12,719	$12,719	$10,931
Aug 23	$11,715	$9,726	$12,563	$12,564	$10,862
Sep 23	$11,673	$9,436	$12,488	$12,489	$10,592
Oct 23	$11,600	$9,317	$12,439	$12,440	$10,428
Nov 23	$11,934	$9,784	$12,809	$12,810	$10,886
Dec 23	$12,029	$10,191	$12,964	$12,964	$11,290
Jan 24	$12,006	$10,062	$12,980	$12,980	$11,276
Feb 24	$12,011	$9,929	$13,025	$13,025	$11,122
Mar 24	$11,938	$9,984	$12,957	$12,958	$11,215
Apr 24	$11,995	$9,726	$13,022	$13,022	$10,945
May 24	$12,011	$9,858	$13,066	$13,067	$11,130
Jun 24	$12,012	$9,877	$13,072	$13,105	$11,237
Jul 24	$12,183	$10,153	$13,268	$13,338	$11,497
Aug 24	$12,418	$10,388	$13,530	$13,584	$11,660
Sep 24	$12,560	$10,563	$13,711	$13,753	$11,817
Oct 24	$12,382	$10,208	$13,496	$13,530	$11,528
Nov 24	$12,218	$10,252	$13,339	$13,418	$11,644
Dec 24	$12,209	$10,022	$13,312	$13,483	$11,456

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck China Bond ETF	1.50%	2.62%	2.02%
FTSE Chinese Broad Bond 0-10 Years (CFIICNDS)	2.69%	3.34%	2.90%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%
ChinaBond China High Quality Bond Index (CHQU01TR)	4.01%	3.61%	3.03%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

CFIICNDS replaced the ChinaBond China High Quality Bond Index (CHQU01TR) effective May 31, 2024. Index history prior to May 31, 2024 reflects the performance of the ChinaBond China High Quality Bond Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]		Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 21,994,090	$ 21,994,090	$ 21,994,090
Holdings Count | Holding	35	35	35
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,994,090 Number of Portfolio Holdings35 Portfolio Turnover Rate72% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		7.9%
Industrials		4.9%
Energy		8.0%
Government		16.2%
Utilities		21.4%
Financials		41.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	5.0%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	5.0%
China Railway Group Ltd., 2.58%, 8/3/2025	4.9%
China Government Bond, 1.99%, 4/9/2025	4.9%
China Three Gorges Corp., 4.15%, 5/11/2026	4.7%
China Huaneng Group Co. Ltd., 3.95%, 4/21/2026	4.7%
China Government Bond, 2.67%, 11/25/2033	4.7%
Guangdong Hengjian Investment Holding Co. Ltd., 3.28%, 1/14/2027	4.6%
State Grid Corp. of China, 2.88%, 8/30/2027	4.2%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.2%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 31, 2024, the Fund’s investment objective changed to reflect a change in the index that the Fund seeks to track from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Material Fund Change Objectives [Text Block]

Effective May 31, 2024, the Fund’s investment objective changed to reflect a change in the index that the Fund seeks to track from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

Material Fund Change Strategies [Text Block]		Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.
Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000138289
Shareholder Report [Line Items]
Fund Name			VanEck ChiNext ETF
Class Name			VanEck ChiNext ETF
Trading Symbol			CNXT
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck ChiNext ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$70	0.65%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, as local equities benefitted from government stimulus measures, strong export performance and increased investment in key sectors like manufacturing and infrastructure.

  The industrials sector contributed the most to the Fund’s performance during the period followed by financials and information technology.

  The leading individual contributors to performance were Contemporary Amperex Technology Co., Ltd. Class A, East Money Information Co., Ltd Class A and Zhongji Innolight Co., Ltd. Class A.

  The health care sector detracted the most from the Fund’s performance during the period, followed by materials and consumer staples.

  The leading individual detractors to performance were Chongqing Zhifei Biological Products Co., Ltd. Class A, Maxscend Microelectronics Company Limited Class A and Walvax Biotechnology Co., Ltd. Class A.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CNXT	NDUEACWF	SPTR	SZ988107
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$11,140	$9,844	$9,700	$11,133
Feb 15	$12,399	$10,392	$10,257	$12,336
Mar 15	$14,951	$10,231	$10,095	$14,849
Apr 15	$16,892	$10,528	$10,192	$17,138
May 15	$20,661	$10,514	$10,323	$20,881
Jun 15	$16,920	$10,266	$10,123	$17,399
Jul 15	$15,350	$10,355	$10,335	$15,795
Aug 15	$11,965	$9,646	$9,712	$12,699
Sep 15	$11,878	$9,296	$9,471	$12,619
Oct 15	$14,077	$10,026	$10,270	$14,638
Nov 15	$14,521	$9,943	$10,301	$15,034
Dec 15	$14,594	$9,764	$10,138	$15,065
Jan 16	$10,472	$9,175	$9,635	$11,336
Feb 16	$9,801	$9,112	$9,622	$10,801
Mar 16	$11,923	$9,787	$10,275	$12,691
Apr 16	$11,465	$9,931	$10,315	$12,346
May 16	$11,430	$9,944	$10,500	$12,265
Jun 16	$11,843	$9,884	$10,527	$12,448
Jul 16	$11,535	$10,310	$10,915	$12,119
Aug 16	$11,780	$10,344	$10,931	$12,444
Sep 16	$11,458	$10,408	$10,933	$12,071
Oct 16	$11,353	$10,231	$10,733	$12,100
Nov 16	$11,259	$10,309	$11,131	$12,065
Dec 16	$10,210	$10,531	$11,351	$10,963
Jan 17	$10,189	$10,819	$11,566	$10,954
Feb 17	$10,521	$11,123	$12,025	$11,291
Mar 17	$10,542	$11,259	$12,039	$11,306
Apr 17	$10,332	$11,434	$12,163	$11,130
May 17	$10,294	$11,687	$12,334	$11,068
Jun 17	$10,962	$11,740	$12,411	$11,796
Jul 17	$10,976	$12,068	$12,666	$11,829
Aug 17	$11,825	$12,114	$12,705	$12,687
Sep 17	$11,969	$12,348	$12,967	$12,845
Oct 17	$12,441	$12,605	$13,270	$13,390
Nov 17	$12,021	$12,849	$13,677	$12,996
Dec 17	$12,187	$13,056	$13,829	$13,195
Jan 18	$12,369	$13,793	$14,621	$13,548
Feb 18	$12,205	$13,213	$14,082	$13,519
Mar 18	$12,366	$12,931	$13,724	$13,817
Apr 18	$11,567	$13,054	$13,777	$12,783
May 18	$11,588	$13,070	$14,108	$12,870
Jun 18	$10,250	$13,000	$14,195	$11,416
Jul 18	$9,858	$13,392	$14,724	$10,903
Aug 18	$9,003	$13,497	$15,203	$9,990
Sep 18	$8,814	$13,555	$15,290	$9,814
Oct 18	$7,637	$12,540	$14,245	$8,496
Nov 18	$7,878	$12,723	$14,535	$8,764
Dec 18	$7,346	$11,827	$13,223	$8,201
Jan 19	$7,700	$12,761	$14,282	$8,568
Feb 19	$9,423	$13,102	$14,741	$10,573
Mar 19	$10,201	$13,267	$15,027	$11,455
Apr 19	$9,703	$13,715	$15,636	$10,876
May 19	$8,614	$12,901	$14,642	$9,712
Jun 19	$9,055	$13,746	$15,674	$10,175
Jul 19	$9,283	$13,786	$15,899	$10,522
Aug 19	$9,146	$13,459	$15,647	$10,308
Sep 19	$9,250	$13,742	$15,940	$10,433
Oct 19	$9,707	$14,119	$16,286	$10,988
Nov 19	$9,633	$14,463	$16,877	$10,866
Dec 19	$10,490	$14,973	$17,386	$11,823
Jan 20	$10,712	$14,807	$17,379	$12,538
Feb 20	$11,302	$13,611	$15,949	$13,008
Mar 20	$9,866	$11,774	$13,979	$11,682
Apr 20	$10,812	$13,035	$15,771	$12,887
May 20	$10,708	$13,602	$16,522	$12,546
Jun 20	$12,673	$14,036	$16,850	$14,864
Jul 20	$14,834	$14,779	$17,801	$17,453
Aug 20	$14,969	$15,683	$19,080	$17,635
Sep 20	$14,426	$15,178	$18,355	$16,852
Oct 20	$15,245	$14,809	$17,867	$17,960
Nov 20	$15,450	$16,634	$19,823	$18,248
Dec 20	$17,227	$17,406	$20,585	$20,302
Jan 21	$18,036	$17,327	$20,377	$21,497
Feb 21	$17,275	$17,729	$20,939	$20,553
Mar 21	$15,747	$18,202	$21,856	$18,692
Apr 21	$17,193	$18,998	$23,022	$20,643
May 21	$18,219	$19,294	$23,183	$22,113
Jun 21	$19,138	$19,548	$23,724	$22,901
Jul 21	$18,523	$19,682	$24,288	$22,067
Aug 21	$17,829	$20,175	$25,026	$21,226
Sep 21	$17,869	$19,342	$23,863	$21,384
Oct 21	$18,825	$20,329	$25,534	$22,470
Nov 21	$19,124	$19,839	$25,357	$22,767
Dec 21	$18,641	$20,633	$26,494	$22,154
Jan 22	$16,561	$19,620	$25,123	$19,415
Feb 22	$16,414	$19,113	$24,371	$19,387
Mar 22	$14,850	$19,527	$25,276	$17,791
Apr 22	$12,304	$17,964	$23,071	$14,873
May 22	$12,800	$17,985	$23,114	$15,357
Jun 22	$15,001	$16,469	$21,206	$17,896
Jul 22	$14,149	$17,619	$23,161	$16,894
Aug 22	$13,209	$16,970	$22,217	$15,891
Sep 22	$11,381	$15,346	$20,170	$13,775
Oct 22	$10,983	$16,272	$21,804	$13,249
Nov 22	$11,916	$17,534	$23,022	$13,995
Dec 22	$12,026	$16,844	$21,696	$14,380
Jan 23	$13,642	$18,051	$23,059	$16,302
Feb 23	$12,373	$17,534	$22,496	$14,905
Mar 23	$12,374	$18,075	$23,322	$14,922
Apr 23	$11,944	$18,334	$23,686	$14,348
May 23	$10,946	$18,138	$23,789	$13,209
Jun 23	$10,899	$19,191	$25,361	$13,104
Jul 23	$11,206	$19,894	$26,176	$13,447
Aug 23	$10,316	$19,338	$25,759	$12,383
Sep 23	$9,847	$18,538	$24,531	$11,788
Oct 23	$9,564	$17,981	$24,015	$11,540
Nov 23	$9,585	$19,640	$26,208	$11,600
Dec 23	$9,464	$20,584	$27,399	$11,472
Jan 24	$7,827	$20,704	$27,859	$9,416
Feb 24	$8,926	$21,593	$29,347	$10,785
Mar 24	$8,863	$22,271	$30,291	$10,784
Apr 24	$9,128	$21,536	$29,054	$11,079
May 24	$8,898	$22,411	$30,494	$10,791
Jun 24	$8,259	$22,910	$31,589	$10,036
Jul 24	$8,396	$23,279	$31,973	$10,165
Aug 24	$7,997	$23,870	$32,749	$9,712
Sep 24	$11,044	$24,425	$33,448	$13,551
Oct 24	$11,134	$23,877	$33,145	$13,235
Nov 24	$11,351	$24,770	$35,090	$13,410
Dec 24	$10,698	$24,183	$34,254	$12,760

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck ChiNext ETF	13.04%	0.39%	0.68%
ChiNext Index (SZ988107)	11.23%	1.54%	2.47%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

SZ988107 replaced the SME-ChiNext Index (CNI6109) effective December 10, 2021. Index history prior to December 10, 2021 reflects the performance of the SME-ChiNext Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 33,330,640	$ 33,330,640	$ 33,330,640
Holdings Count | Holding	98	98	98
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$33,330,640 Number of Portfolio Holdings98 Portfolio Turnover Rate109% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Consumer Discretionary		1.2%
Communication Services		1.8%
Consumer Staples		3.9%
Materials		4.0%
Financials		12.3%
Health Care		15.3%
Information Technology		25.5%
Industrials		35.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Contemporary Amperex Technology Co. Ltd.	20.8%
East Money Information Co. Ltd.	9.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	4.2%
Shenzhen Inovance Technology Co. Ltd.	3.3%
Zhongji Innolight Co. Ltd.	3.3%
Sungrow Power Supply Co. Ltd.	3.3%
Wens Foodstuff Group Co. Ltd.	2.7%
Eoptolink Technology, Inc. Ltd.	2.2%
Eve Energy Co. Ltd.	1.8%
Hithink RoyalFlush Information Network Co. Ltd.	1.8%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000236336
Shareholder Report [Line Items]
Fund Name			VanEck CLO ETF
Class Name			VanEck CLO ETF
Trading Symbol			CLOI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$42	0.40%

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high base rates, even as the Federal Reserve began cutting rates in September, and spread tightening driven by a supportive technical and fundamental backdrop.

  The Fund performed approximately in line with its benchmark, the J.P. Morgan Collateralized Loan Obligation Index.

  Security selection within AAA and BBB rated CLOs contributed positively to returns relative to the benchmark, while the underweight to lower rated tranches detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CLOI	US00	JCLOAGTR
Jun 22	$10,000	$10,000	$10,000
Jun 22	$10,008	$10,186	$9,978
Jul 22	$10,072	$10,422	$10,035
Aug 22	$10,171	$10,139	$10,126
Sep 22	$10,010	$9,692	$9,967
Oct 22	$10,024	$9,559	$10,000
Nov 22	$10,218	$9,906	$10,186
Dec 22	$10,326	$9,864	$10,269
Jan 23	$10,500	$10,161	$10,436
Feb 23	$10,588	$9,906	$10,496
Mar 23	$10,579	$10,157	$10,472
Apr 23	$10,662	$10,222	$10,571
May 23	$10,703	$10,110	$10,621
Jun 23	$10,798	$10,074	$10,726
Jul 23	$10,919	$10,065	$10,901
Aug 23	$10,990	$10,003	$10,988
Sep 23	$11,066	$9,754	$11,054
Oct 23	$11,103	$9,603	$11,090
Nov 23	$11,203	$10,024	$11,229
Dec 23	$11,293	$10,396	$11,352
Jan 24	$11,381	$10,384	$11,459
Feb 24	$11,449	$10,241	$11,531
Mar 24	$11,550	$10,328	$11,614
Apr 24	$11,621	$10,078	$11,697
May 24	$11,728	$10,249	$11,797
Jun 24	$11,786	$10,347	$11,855
Jul 24	$11,857	$10,587	$11,933
Aug 24	$11,930	$10,737	$11,991
Sep 24	$12,001	$10,882	$12,073
Oct 24	$12,068	$10,616	$12,152
Nov 24	$12,146	$10,722	$12,225
Dec 24	$12,212	$10,549	$12,294

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck CLO ETF	8.14%	8.22%
J.P. Morgan Collateralized Loan Obligation Index (JCLOAGTR)	8.31%	8.51%
ICE BofA US Broad Market Index (US00)	1.47%	2.14%

* Inception of Fund: 6/21/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Jun. 21, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 791,666,784	$ 791,666,784	$ 791,666,784
Holdings Count | Holding	138	138	138
Advisory Fees Paid, Amount			$ 1,725,428
InvestmentCompanyPortfolioTurnover			68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$791,666,784 Number of Portfolio Holdings138 Portfolio Turnover Rate68% Advisory Fees Paid$1,725,428
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Government		1.4%
Collateralized Loan Obligations		99.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

AGL CLO 5 Ltd., 6.54%, 7/20/2034	2.9%
Generate CLO 9 LTD, 6.22%, 1/20/2038	2.5%
OZLM XIX Ltd., 6.01%, 1/15/2035	2.1%
BlueMountain CLO XXXV Ltd., 6.48%, 10/22/2037	1.9%
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 1/30/2038	1.8%
LCM 39 Ltd., 6.66%, 10/15/2034	1.8%
Rockford Tower CLO 2021-3 Ltd., 6.09%, 1/15/2038	1.7%
Bain Capital Credit CLO 2021-2 Ltd., 7.75%, 7/16/2034	1.6%
TCW CLO 2021-1 Ltd., 6.45%, 1/20/2038	1.5%
Rockford Tower CLO 2022-3 Ltd., 6.06%, 7/20/2037	1.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000240390
Shareholder Report [Line Items]
Fund Name			VanEck CMCI Commodity Strategy ETF
Class Name			VanEck CMCI Commodity Strategy ETF
Trading Symbol			CMCI
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$67	0.65%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CMCI	SPTR	BCOMTR	CMCITR
Aug 23	$10,000	$10,000	$10,000	$10,000
Aug 23	$10,167	$10,252	$10,185	$10,173
Sep 23	$10,195	$9,763	$10,114	$10,208
Oct 23	$10,107	$9,558	$10,141	$10,129
Nov 23	$9,998	$10,430	$9,913	$10,029
Dec 23	$9,768	$10,904	$9,646	$9,803
Jan 24	$9,920	$11,087	$9,684	$9,966
Feb 24	$9,826	$11,680	$9,542	$9,880
Mar 24	$10,246	$12,055	$9,857	$10,310
Apr 24	$10,520	$11,563	$10,123	$10,600
May 24	$10,553	$12,136	$10,300	$10,634
Jun 24	$10,412	$12,572	$10,142	$10,505
Jul 24	$10,012	$12,725	$9,733	$10,109
Aug 24	$9,969	$13,033	$9,737	$10,071
Sep 24	$10,308	$13,312	$10,211	$10,415
Oct 24	$10,191	$13,191	$10,022	$10,311
Nov 24	$10,158	$13,965	$10,062	$10,285
Dec 24	$10,248	$13,632	$10,165	$10,384

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck CMCI Commodity Strategy ETF	4.91%	1.82%
UBS CM Commodity Index (CMCITR)	5.93%	2.81%
S&P 500 Index (SPTR)	25.02%	25.55%
Bloomberg Commodity Index Total Return (BCOMTR)	5.38%	1.21%

* Inception of Fund: 8/21/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Aug. 21, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,424,046	$ 2,424,046	$ 2,424,046
Holdings Count | Holding	15	15	15
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,424,046 Number of Portfolio Holdings15 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(1.0)%
Money Market Fund		3.6%
Government		97.4%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Exposure Basis Explanation [Text Block]			Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.76%, 2/20/2025	14.4%
United States Treasury Bills, 4.99%, 1/23/2025	13.4%
United States Treasury Bills, 4.66%, 3/6/2025	13.3%
United States Treasury Bills, 4.69%, 2/27/2025	11.3%
United States Treasury Bills, 4.98%, 1/30/2025	10.3%
United States Treasury Bills, 4.78%, 2/13/2025	10.3%
United States Treasury Bills, 4.37%, 5/22/2025	8.1%
United States Treasury Bills, 5.06%, 1/16/2025	5.2%
United States Treasury Bills, 4.32%, 3/20/2025	4.1%
Invesco Treasury Portfolio - Institutional Class	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000232971
Shareholder Report [Line Items]
Fund Name			VanEck Digital India ETF
Class Name			VanEck Digital India ETF
Trading Symbol			DGIN
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$82	0.74%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, driven by continued growth and investment related to India’s ongoing digitization.

  The consumer discretionary sector contributed the most to the Fund’s performance during the period followed by information technology and communication services.

  The leading individual contributors to performance were Zomato Ltd., PB Fintech Ltd. and Bharti Airtel Ltd.

  The energy sector was the sole detractor from the Fund’s performance.

  The leading individual detractors to performance were Jio Financial Services Ltd., Vodafone Idea Ltd. and Tata Elxsi Ltd.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	DGIN	NDUEACWF	MVDINDTR	SPTR
Feb 22	$10,000	$10,000	$10,000	$10,000
Feb 22	$9,648	$9,732	$9,626	$9,790
Mar 22	$10,154	$9,942	$10,255	$10,153
Apr 22	$9,197	$9,146	$9,307	$9,268
May 22	$8,547	$9,157	$8,612	$9,285
Jun 22	$7,936	$8,385	$7,951	$8,519
Jul 22	$8,281	$8,971	$8,302	$9,304
Aug 22	$8,187	$8,641	$8,344	$8,925
Sep 22	$7,770	$7,813	$7,894	$8,103
Oct 22	$7,911	$8,285	$7,980	$8,759
Nov 22	$8,427	$8,928	$8,448	$9,248
Dec 22	$7,744	$8,576	$7,833	$8,715
Jan 23	$7,849	$9,191	$7,898	$9,263
Feb 23	$7,763	$8,928	$7,861	$9,037
Mar 23	$7,741	$9,203	$7,813	$9,369
Apr 23	$7,929	$9,335	$8,003	$9,515
May 23	$8,206	$9,235	$8,330	$9,556
Jun 23	$8,668	$9,771	$8,777	$10,188
Jul 23	$8,792	$10,129	$8,923	$10,515
Aug 23	$8,994	$9,846	$9,185	$10,348
Sep 23	$9,105	$9,439	$9,308	$9,854
Oct 23	$8,878	$9,155	$9,038	$9,647
Nov 23	$9,496	$10,000	$9,736	$10,528
Dec 23	$10,072	$10,480	$10,421	$11,006
Jan 24	$10,591	$10,542	$10,997	$11,191
Feb 24	$10,869	$10,994	$11,348	$11,789
Mar 24	$10,640	$11,339	$11,074	$12,168
Apr 24	$10,478	$10,965	$10,983	$11,671
May 24	$10,412	$11,411	$10,850	$12,250
Jun 24	$11,396	$11,665	$12,055	$12,689
Jul 24	$12,112	$11,853	$12,864	$12,844
Aug 24	$12,532	$12,154	$13,542	$13,155
Sep 24	$12,497	$12,436	$13,568	$13,436
Oct 24	$11,961	$12,157	$12,921	$13,314
Nov 24	$12,525	$12,612	$13,581	$14,096
Dec 24	$12,392	$12,313	$13,508	$13,760

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital India ETF	23.03%	7.75%
MVIS® Digital India Index (MVDINDTR)	29.63%	11.03%
MSCI ACWI Index (NDUEACWF)	17.49%	7.51%
S&P 500 Index (SPTR)	25.02%	11.75%

* Inception of Fund: 2/15/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Feb. 15, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 27,762,075	$ 27,762,075	$ 27,762,075
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount			$ 162,211
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,762,075 Number of Portfolio Holdings45 Portfolio Turnover Rate28% Advisory Fees Paid$162,211
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials		3.6%
Energy		7.9%
Consumer Discretionary		11.6%
Financials		13.7%
Communication Services		16.0%
Information Technology		46.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Reliance Industries Ltd.	7.9%
Infosys Ltd.	7.8%
Bharti Airtel Ltd.	6.7%
Tata Consultancy Services Ltd.	6.7%
Zomato Ltd.	5.9%
HCL Technologies Ltd.	5.6%
Tech Mahindra Ltd.	4.5%
Jio Financial Services Ltd.	4.4%
Wipro Ltd.	4.3%
PB Fintech Ltd.	3.9%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024980
Shareholder Report [Line Items]
Fund Name			VanEck Gold Miners ETF
Class Name			VanEck Gold Miners ETF
Trading Symbol			GDX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$54	0.51%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks. Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  The Fund’s exposure to Canada, South Africa and China were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Agnico Eagle Mines, Anglogold Ashanti and Kinross Gold Corp.

  The Fund’s exposure to the United States, United Kingdom and Peru were the leading detractors from performance for the period.

  The leading individual detractors from performance were Barrick Gold Corp., Newmont Corp. and SSR Mining.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	GDX	NDUEACWF	GDMNTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$12,056	$9,844	$12,035	$9,700
Feb 15	$11,525	$10,392	$11,529	$10,257
Mar 15	$9,924	$10,231	$9,936	$10,095
Apr 15	$10,966	$10,528	$10,957	$10,192
May 15	$10,629	$10,514	$10,641	$10,323
Jun 15	$9,636	$10,266	$9,643	$10,123
Jul 15	$7,477	$10,355	$7,478	$10,335
Aug 15	$7,629	$9,646	$7,632	$9,712
Sep 15	$7,461	$9,296	$7,457	$9,471
Oct 15	$8,128	$10,026	$8,145	$10,270
Nov 15	$7,461	$9,943	$7,452	$10,301
Dec 15	$7,507	$9,764	$7,518	$10,138
Jan 16	$7,770	$9,175	$7,768	$9,635
Feb 16	$10,549	$9,112	$10,570	$9,622
Mar 16	$10,948	$9,787	$10,991	$10,275
Apr 16	$14,051	$9,931	$14,077	$10,315
May 16	$12,360	$9,944	$12,397	$10,500
Jun 16	$15,167	$9,884	$15,215	$10,527
Jul 16	$16,710	$10,310	$16,746	$10,915
Aug 16	$13,936	$10,344	$14,015	$10,931
Sep 16	$14,445	$10,408	$14,542	$10,933
Oct 16	$13,438	$10,231	$13,479	$10,733
Nov 16	$11,370	$10,309	$11,469	$11,131
Dec 16	$11,479	$10,531	$11,595	$11,351
Jan 17	$13,092	$10,819	$13,182	$11,566
Feb 17	$12,565	$11,123	$12,664	$12,025
Mar 17	$12,483	$11,259	$12,580	$12,039
Apr 17	$12,258	$11,434	$12,334	$12,163
May 17	$12,461	$11,687	$12,566	$12,334
Jun 17	$12,099	$11,740	$12,205	$12,411
Jul 17	$12,538	$12,068	$12,639	$12,666
Aug 17	$13,520	$12,114	$13,628	$12,705
Sep 17	$12,609	$12,348	$12,732	$12,967
Oct 17	$12,340	$12,605	$12,468	$13,270
Nov 17	$12,302	$12,849	$12,436	$13,677
Dec 17	$12,856	$13,056	$13,003	$13,829
Jan 18	$13,110	$13,793	$13,257	$14,621
Feb 18	$11,783	$13,213	$11,941	$14,082
Mar 18	$12,142	$12,931	$12,276	$13,724
Apr 18	$12,314	$13,054	$12,483	$13,777
May 18	$12,336	$13,070	$12,501	$14,108
Jun 18	$12,314	$13,000	$12,468	$14,195
Jul 18	$11,755	$13,392	$11,918	$14,724
Aug 18	$10,295	$13,497	$10,421	$15,203
Sep 18	$10,240	$13,555	$10,390	$15,290
Oct 18	$10,439	$12,540	$10,591	$14,245
Nov 18	$10,561	$12,723	$10,720	$14,535
Dec 18	$11,708	$11,827	$11,875	$13,223
Jan 19	$12,586	$12,761	$12,763	$14,282
Feb 19	$12,364	$13,102	$12,558	$14,741
Mar 19	$12,464	$13,267	$12,652	$15,027
Apr 19	$11,614	$13,715	$11,787	$15,636
May 19	$11,975	$12,901	$12,149	$14,642
Jun 19	$14,242	$13,746	$14,466	$15,674
Jul 19	$14,854	$13,786	$15,127	$15,899
Aug 19	$16,614	$13,459	$16,881	$15,647
Sep 19	$14,917	$13,742	$15,191	$15,940
Oct 19	$15,593	$14,119	$15,848	$16,286
Nov 19	$15,033	$14,463	$15,299	$16,877
Dec 19	$16,409	$14,973	$16,731	$17,386
Jan 20	$16,219	$14,807	$16,491	$17,379
Feb 20	$14,824	$13,611	$15,150	$15,949
Mar 20	$13,101	$11,774	$13,383	$13,979
Apr 20	$18,143	$13,035	$18,554	$15,771
May 20	$19,161	$13,602	$19,597	$16,522
Jun 20	$20,476	$14,036	$20,848	$16,850
Jul 20	$24,077	$14,779	$24,528	$17,801
Aug 20	$23,605	$15,683	$24,125	$19,080
Sep 20	$21,931	$15,178	$22,369	$18,355
Oct 20	$20,986	$14,809	$21,430	$17,867
Nov 20	$19,353	$16,634	$19,790	$19,823
Dec 20	$20,232	$17,406	$20,694	$20,585
Jan 21	$19,406	$17,327	$19,904	$20,377
Feb 21	$17,542	$17,729	$17,990	$20,939
Mar 21	$18,208	$18,202	$18,615	$21,856
Apr 21	$19,289	$18,998	$19,778	$23,022
May 21	$22,056	$19,294	$22,608	$23,183
Jun 21	$19,075	$19,548	$19,536	$23,724
Jul 21	$19,638	$19,682	$20,138	$24,288
Aug 21	$18,335	$20,175	$18,798	$25,026
Sep 21	$16,554	$19,342	$16,960	$23,863
Oct 21	$17,847	$20,329	$18,296	$25,534
Nov 21	$17,886	$19,839	$18,355	$25,357
Dec 21	$18,298	$20,633	$18,754	$26,494
Jan 22	$17,284	$19,620	$17,692	$25,123
Feb 22	$19,689	$19,113	$20,206	$24,371
Mar 22	$21,949	$19,527	$22,503	$25,276
Apr 22	$20,100	$17,964	$20,662	$23,071
May 22	$18,210	$17,985	$18,731	$23,114
Jun 22	$15,714	$16,469	$16,146	$21,206
Jul 22	$15,003	$17,619	$15,398	$23,161
Aug 22	$13,647	$16,970	$14,045	$22,217
Sep 22	$13,743	$15,346	$14,106	$20,170
Oct 22	$13,857	$16,272	$14,236	$21,804
Nov 22	$16,547	$17,534	$16,946	$23,022
Dec 22	$16,674	$16,844	$17,136	$21,696
Jan 23	$18,587	$18,051	$19,087	$23,059
Feb 23	$15,910	$17,534	$16,360	$22,496
Mar 23	$18,849	$18,075	$19,416	$23,322
Apr 23	$19,545	$18,334	$20,122	$23,686
May 23	$17,890	$18,138	$18,400	$23,789
Jun 23	$17,460	$19,191	$17,945	$25,361
Jul 23	$18,234	$19,894	$18,759	$26,176
Aug 23	$17,039	$19,338	$17,590	$25,759
Sep 23	$15,652	$18,538	$16,160	$24,531
Oct 23	$16,329	$17,981	$16,833	$24,015
Nov 23	$18,175	$19,640	$18,734	$26,208
Dec 23	$18,378	$20,584	$18,953	$27,399
Jan 24	$16,559	$20,704	$17,090	$27,859
Feb 24	$15,537	$21,593	$16,047	$29,347
Mar 24	$18,607	$22,271	$19,194	$30,291
Apr 24	$19,664	$21,536	$20,367	$29,054
May 24	$20,912	$22,411	$21,586	$30,494
Jun 24	$20,121	$22,910	$20,786	$31,589
Jul 24	$22,322	$23,279	$23,054	$31,973
Aug 24	$22,813	$23,870	$23,617	$32,749
Sep 24	$23,505	$24,425	$24,342	$33,448
Oct 24	$23,838	$23,877	$24,688	$33,145
Nov 24	$22,198	$24,770	$22,937	$35,090
Dec 24	$20,246	$24,183	$20,969	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gold Miners ETF	10.17%	4.29%	7.31%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 12,660,494,046	$ 12,660,494,046	$ 12,660,494,046
Holdings Count | Holding	58	58	58
Advisory Fees Paid, Amount			$ 67,983,659
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,660,494,046 Number of Portfolio Holdings58 Portfolio Turnover Rate15% Advisory Fees Paid$67,983,659
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Other Investments		0.4%
Silver		5.7%
Gold		93.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	12.2%
Agnico Eagle Mines Ltd.	11.3%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	7.4%
Franco-Nevada Corp.	6.5%
Gold Fields Ltd.	3.9%
Anglogold Ashanti Plc	3.8%
Kinross Gold Corp.	3.8%
Northern Star Resources Ltd.	3.6%
Zijin Mining Group Co. Ltd.	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000231316
Shareholder Report [Line Items]
Fund Name			VanEck Green Metals ETF
Class Name			VanEck Green Metals ETF
Trading Symbol			GMET
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Green Metals ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Metals ETF	$58	0.61%

Expenses Paid, Amount			$ 58
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s exposure to Australia and the United States were by far the leading detractors from performance for the period, followed by the United Kingdom.

  The leading individual detractors from performance were Glencore, Albermarle and Pilbara Minerals.

  The Fund’s exposure to companies in Zambia, Canada and Mexico were modest positive contributors to performance.

  The leading individual contributors to performance were Anglo American, First Quantum Minerals and Ivanho Mines.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	GMET	NDUEACWF	MVGMETTR	SPTR
Nov 21	$10,000	$10,000	$10,000	$10,000
Nov 21	$9,936	$9,607	$9,937	$9,758
Dec 21	$10,061	$9,992	$10,035	$10,196
Jan 22	$9,699	$9,501	$9,583	$9,668
Feb 22	$10,958	$9,256	$10,922	$9,379
Mar 22	$10,647	$9,456	$10,684	$9,727
Apr 22	$9,060	$8,699	$9,132	$8,879
May 22	$9,580	$8,709	$9,595	$8,895
Jun 22	$8,412	$7,975	$8,419	$8,161
Jul 22	$8,390	$8,532	$8,382	$8,913
Aug 22	$8,154	$8,218	$8,222	$8,550
Sep 22	$7,555	$7,431	$7,625	$7,762
Oct 22	$7,718	$7,880	$7,746	$8,391
Nov 22	$9,021	$8,491	$8,985	$8,860
Dec 22	$8,352	$8,157	$8,405	$8,349
Jan 23	$9,681	$8,741	$9,681	$8,874
Feb 23	$8,645	$8,491	$8,695	$8,657
Mar 23	$8,387	$8,753	$8,410	$8,975
Apr 23	$8,300	$8,878	$8,324	$9,115
May 23	$7,560	$8,783	$7,602	$9,155
Jun 23	$8,006	$9,293	$8,034	$9,760
Jul 23	$8,522	$9,634	$8,567	$10,073
Aug 23	$7,573	$9,364	$7,636	$9,913
Sep 23	$7,373	$8,977	$7,443	$9,440
Oct 23	$6,528	$8,707	$6,572	$9,242
Nov 23	$6,682	$9,511	$6,738	$10,086
Dec 23	$7,339	$9,968	$7,417	$10,544
Jan 24	$6,536	$10,026	$6,618	$10,721
Feb 24	$6,548	$10,456	$6,614	$11,293
Mar 24	$7,255	$10,785	$7,359	$11,657
Apr 24	$7,847	$10,429	$7,974	$11,181
May 24	$8,099	$10,852	$8,168	$11,735
Jun 24	$7,358	$11,094	$7,455	$12,156
Jul 24	$7,238	$11,273	$7,319	$12,304
Aug 24	$7,014	$11,559	$7,104	$12,603
Sep 24	$7,792	$11,828	$7,907	$12,872
Oct 24	$7,364	$11,562	$7,471	$12,755
Nov 24	$7,170	$11,995	$7,259	$13,504
Dec 24	$6,455	$11,711	$6,555	$13,182

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Green Metals ETF	(12.05)%	(13.01)%
MVIS® Global Clean-Tech Metals Index (MVGMETTR)	(11.61)%	(12.58)%
MSCI ACWI Index (NDUEACWF)	17.49%	5.15%
S&P 500 Index (SPTR)	25.02%	9.19%

* Inception of Fund: 11/9/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Nov. 09, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 17,851,319	$ 17,851,319	$ 17,851,319
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount			$ 142,382
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,851,319 Number of Portfolio Holdings57 Portfolio Turnover Rate20% Advisory Fees Paid$142,382
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.9%
Electrical Components & Equipment		2.2%
Precious Metals & Minerals		4.3%
Specialty Chemicals		10.5%
Copper		31.8%
Diversified Metals & Mining		50.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Anglo American Plc	8.1%
Freeport-McMoRan, Inc.	7.9%
Glencore Plc	7.1%
Teck Resources Ltd.	6.4%
Grupo Mexico SAB de CV	6.1%
Amman Mineral Internasional PT	4.2%
Southern Copper Corp.	4.2%
Antofagasta Plc	4.0%
Boliden AB	3.8%
Albemarle Corp.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.61% for the year ended December 31, 2024 from 0.66% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Material Fund Change Expenses [Text Block]			The Fund's net expense ratio decreased to 0.61% for the year ended December 31, 2024 from 0.66% for the year ended December 31, 2023 primarily as a result of decreased interest expense.
Summary of Change Legend [Text Block]			The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000082390
Shareholder Report [Line Items]
Fund Name			VanEck India Growth Leaders ETF
Class Name			VanEck India Growth Leaders ETF
Trading Symbol			GLIN
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$82	0.76%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, despite Indian equities facing moderate headwinds, including lowing corporate earnings, foreign fund outflows and weaker economic indicators.

  The industrials sector contributed the most to the Fund’s performance during the period, followed by financials and information technology.

  The leading individual contributors to performance were Shriram Finance Ltd., Cummins India Ltd. and HCL Technologies Ltd.

  The communication services sector was the sole detractor from the Fund’s performance.

  The leading individual detractors to performance were IndusInd Bank Ltd., LTIMindtree Ltd. and ABB India Ltd.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	GLIN	NDUEACWF	MGINGRNR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,692	$9,844	$10,678	$9,700
Feb 15	$11,055	$10,392	$11,004	$10,257
Mar 15	$10,494	$10,231	$10,464	$10,095
Apr 15	$10,036	$10,528	$10,035	$10,192
May 15	$9,966	$10,514	$9,978	$10,323
Jun 15	$9,614	$10,266	$9,614	$10,123
Jul 15	$10,674	$10,355	$10,666	$10,335
Aug 15	$9,117	$9,646	$9,136	$9,712
Sep 15	$9,371	$9,296	$9,364	$9,471
Oct 15	$9,719	$10,026	$9,773	$10,270
Nov 15	$9,883	$9,943	$9,912	$10,301
Dec 15	$10,107	$9,764	$10,212	$10,138
Jan 16	$8,943	$9,175	$8,934	$9,635
Feb 16	$7,447	$9,112	$7,503	$9,622
Mar 16	$8,783	$9,787	$8,861	$10,275
Apr 16	$9,264	$9,931	$9,377	$10,315
May 16	$9,139	$9,944	$9,241	$10,500
Jun 16	$9,829	$9,884	$9,825	$10,527
Jul 16	$10,399	$10,310	$10,419	$10,915
Aug 16	$10,552	$10,344	$10,599	$10,931
Sep 16	$10,716	$10,408	$10,742	$10,933
Oct 16	$11,283	$10,231	$11,319	$10,733
Nov 16	$9,795	$10,309	$9,869	$11,131
Dec 16	$9,632	$10,531	$9,720	$11,351
Jan 17	$10,550	$10,819	$10,610	$11,566
Feb 17	$11,402	$11,123	$11,496	$12,025
Mar 17	$12,275	$11,259	$12,378	$12,039
Apr 17	$13,299	$11,434	$13,424	$12,163
May 17	$13,024	$11,687	$13,157	$12,334
Jun 17	$13,179	$11,740	$13,114	$12,411
Jul 17	$13,996	$12,068	$13,918	$12,666
Aug 17	$13,634	$12,114	$13,478	$12,705
Sep 17	$13,169	$12,348	$12,937	$12,967
Oct 17	$14,651	$12,605	$14,410	$13,270
Nov 17	$15,165	$12,849	$14,919	$13,677
Dec 17	$16,074	$13,056	$15,875	$13,829
Jan 18	$15,681	$13,793	$15,505	$14,621
Feb 18	$14,617	$13,213	$14,554	$14,082
Mar 18	$13,418	$12,931	$13,158	$13,724
Apr 18	$13,877	$13,054	$13,804	$13,777
May 18	$12,662	$13,070	$12,559	$14,108
Jun 18	$11,388	$13,000	$11,282	$14,195
Jul 18	$11,757	$13,392	$11,632	$14,724
Aug 18	$11,747	$13,497	$11,640	$15,203
Sep 18	$9,341	$13,555	$9,306	$15,290
Oct 18	$9,191	$12,540	$9,158	$14,245
Nov 18	$9,811	$12,723	$9,769	$14,535
Dec 18	$9,966	$11,827	$9,966	$13,223
Jan 19	$9,336	$12,761	$9,308	$14,282
Feb 19	$9,034	$13,102	$9,032	$14,741
Mar 19	$10,317	$13,267	$10,221	$15,027
Apr 19	$9,891	$13,715	$9,782	$15,636
May 19	$9,780	$12,901	$9,659	$14,642
Jun 19	$8,964	$13,746	$8,879	$15,674
Jul 19	$7,860	$13,786	$7,833	$15,899
Aug 19	$7,458	$13,459	$7,408	$15,647
Sep 19	$7,615	$13,742	$7,546	$15,940
Oct 19	$7,840	$14,119	$7,784	$16,286
Nov 19	$7,800	$14,463	$7,749	$16,877
Dec 19	$7,808	$14,973	$7,754	$17,386
Jan 20	$8,277	$14,807	$8,250	$17,379
Feb 20	$7,475	$13,611	$7,391	$15,949
Mar 20	$4,803	$11,774	$4,860	$13,979
Apr 20	$5,483	$13,035	$5,641	$15,771
May 20	$5,474	$13,602	$5,670	$16,522
Jun 20	$5,781	$14,036	$5,986	$16,850
Jul 20	$6,325	$14,779	$6,570	$17,801
Aug 20	$6,547	$15,683	$6,816	$19,080
Sep 20	$6,713	$15,178	$7,016	$18,355
Oct 20	$6,768	$14,809	$7,040	$17,867
Nov 20	$7,210	$16,634	$7,587	$19,823
Dec 20	$7,871	$17,406	$8,213	$20,585
Jan 21	$7,729	$17,327	$8,097	$20,377
Feb 21	$7,826	$17,729	$8,170	$20,939
Mar 21	$8,162	$18,202	$8,549	$21,856
Apr 21	$8,395	$18,998	$8,844	$23,022
May 21	$9,105	$19,294	$9,591	$23,183
Jun 21	$9,314	$19,548	$9,794	$23,724
Jul 21	$9,661	$19,682	$10,171	$24,288
Aug 21	$10,200	$20,175	$10,771	$25,026
Sep 21	$10,110	$19,342	$10,728	$23,863
Oct 21	$9,905	$20,329	$10,460	$25,534
Nov 21	$9,638	$19,839	$10,239	$25,357
Dec 21	$10,165	$20,633	$10,776	$26,494
Jan 22	$9,603	$19,620	$10,138	$25,123
Feb 22	$9,108	$19,113	$9,578	$24,371
Mar 22	$9,575	$19,527	$10,161	$25,276
Apr 22	$9,111	$17,964	$9,708	$23,071
May 22	$8,160	$17,985	$8,672	$23,114
Jun 22	$7,518	$16,469	$7,821	$21,206
Jul 22	$8,177	$17,619	$8,540	$23,161
Aug 22	$8,148	$16,970	$8,638	$22,217
Sep 22	$7,709	$15,346	$8,138	$20,170
Oct 22	$7,877	$16,272	$8,293	$21,804
Nov 22	$8,317	$17,534	$8,726	$23,022
Dec 22	$7,930	$16,844	$8,365	$21,696
Jan 23	$8,072	$18,051	$8,487	$23,059
Feb 23	$7,716	$17,534	$8,147	$22,496
Mar 23	$7,757	$18,075	$8,199	$23,322
Apr 23	$8,119	$18,334	$8,604	$23,686
May 23	$8,374	$18,138	$8,933	$23,789
Jun 23	$8,845	$19,191	$9,385	$25,361
Jul 23	$9,089	$19,894	$9,677	$26,176
Aug 23	$9,141	$19,338	$9,783	$25,759
Sep 23	$9,375	$18,538	$10,054	$24,531
Oct 23	$9,215	$17,981	$9,873	$24,015
Nov 23	$9,994	$19,640	$10,733	$26,208
Dec 23	$10,745	$20,584	$11,647	$27,399
Jan 24	$11,175	$20,704	$12,130	$27,859
Feb 24	$11,634	$21,593	$12,758	$29,347
Mar 24	$11,526	$22,271	$12,520	$30,291
Apr 24	$11,750	$21,536	$12,893	$29,054
May 24	$11,701	$22,411	$12,794	$30,494
Jun 24	$12,405	$22,910	$13,714	$31,589
Jul 24	$13,053	$23,279	$14,429	$31,973
Aug 24	$13,206	$23,870	$14,751	$32,749
Sep 24	$13,350	$24,425	$14,846	$33,448
Oct 24	$12,666	$23,877	$13,962	$33,145
Nov 24	$12,685	$24,770	$13,883	$35,090
Dec 24	$12,475	$24,183	$13,710	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck India Growth Leaders ETF	16.11%	9.82%	2.24%
Market Grader India All-Cap Growth Leaders Index (MGINGRNR)	17.71%	12.07%	3.21%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MGINGRNR replaced the MVIS® India Small-Cap Index (MVSCIFTR) effective May 1, 2020. Index history prior to May 1, 2020 reflects the performance of the MVIS® India Small-Cap Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 153,357,318	$ 153,357,318	$ 153,357,318
Holdings Count | Holding	80	80	80
Advisory Fees Paid, Amount			$ 718,989
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,357,318 Number of Portfolio Holdings80 Portfolio Turnover Rate47% Advisory Fees Paid$718,989
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.2%
Real Estate		1.9%
Consumer Staples		4.8%
Materials		5.2%
Energy		6.4%
Health Care		9.9%
Industrials		11.7%
Consumer Discretionary		14.4%
Information Technology		19.3%
Financials		26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

HCL Technologies Ltd.	5.6%
Dr. Reddy's Laboratories Ltd.	5.4%
ICICI Bank Ltd.	5.4%
State Bank of India	5.3%
Trent Ltd.	5.2%
Varun Beverages Ltd.	4.8%
Tata Consultancy Services Ltd.	4.7%
Infosys Ltd.	4.6%
Bajaj Auto Ltd.	4.2%
Coal India Ltd.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2024 from 0.87% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Material Fund Change Expenses [Text Block]			The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2024 from 0.87% for the year ended December 31, 2023 primarily as a result of decreased interest expense.
Summary of Change Legend [Text Block]			The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000070695
Shareholder Report [Line Items]
Fund Name			VanEck Indonesia Index ETF
Class Name			VanEck Indonesia Index ETF
Trading Symbol			IDX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$55	0.57%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a negative return over the period due to currency weakness, high interest rates that constrained corporate earnings and foreign investment outflows.

  The utilities sector contributed the most to the Fund’s performance during the period, followed by energy.

  The leading individual contributors to performance were PT Barito Renewables Energy Tbk, PT Chandra Asri Pacific Tbk and PT Alamtri Resources Indonesia Tbk.

  The communication services sector detracted the most from the Fund’s performance during the period, followed by financials and materials.

  The leading individual detractors to performance were PT Telkom Indonesia (Persero) Tbk Sponsored ADR Class B, PT Bank Rakyat Indonesia (Persero) Tbk Class B and PT GoTo Gojek Tokopedia Tbk.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	IDX	NDUEACWF	MVIDXTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,873	$9,844	$9,900	$9,700
Feb 15	$10,119	$10,392	$10,116	$10,257
Mar 15	$10,140	$10,231	$10,141	$10,095
Apr 15	$9,334	$10,528	$9,363	$10,192
May 15	$9,556	$10,514	$9,565	$10,323
Jun 15	$8,791	$10,266	$8,811	$10,123
Jul 15	$8,294	$10,355	$8,308	$10,335
Aug 15	$7,471	$9,646	$7,486	$9,712
Sep 15	$6,612	$9,296	$6,611	$9,471
Oct 15	$7,636	$10,026	$7,675	$10,270
Nov 15	$7,479	$9,943	$7,503	$10,301
Dec 15	$7,731	$9,764	$7,813	$10,138
Jan 16	$7,997	$9,175	$7,949	$9,635
Feb 16	$8,401	$9,112	$8,441	$9,622
Mar 16	$8,721	$9,787	$8,759	$10,275
Apr 16	$8,620	$9,931	$8,683	$10,315
May 16	$8,249	$9,944	$8,320	$10,500
Jun 16	$9,159	$9,884	$9,157	$10,527
Jul 16	$9,656	$10,310	$9,679	$10,915
Aug 16	$9,702	$10,344	$9,807	$10,931
Sep 16	$9,866	$10,408	$9,933	$10,933
Oct 16	$9,892	$10,231	$9,999	$10,733
Nov 16	$8,793	$10,309	$8,895	$11,131
Dec 16	$9,083	$10,531	$9,217	$11,351
Jan 17	$9,203	$10,819	$9,308	$11,566
Feb 17	$9,326	$11,123	$9,460	$12,025
Mar 17	$9,672	$11,259	$9,791	$12,039
Apr 17	$9,906	$11,434	$10,047	$12,163
May 17	$10,055	$11,687	$10,199	$12,334
Jun 17	$10,217	$11,740	$10,367	$12,411
Jul 17	$10,247	$12,068	$10,399	$12,666
Aug 17	$10,277	$12,114	$10,420	$12,705
Sep 17	$10,072	$12,348	$10,220	$12,967
Oct 17	$10,170	$12,605	$10,331	$13,270
Nov 17	$10,068	$12,849	$10,223	$13,677
Dec 17	$10,750	$13,056	$10,942	$13,829
Jan 18	$11,401	$13,793	$11,609	$14,621
Feb 18	$11,032	$13,213	$11,259	$14,082
Mar 18	$10,276	$12,931	$10,436	$13,724
Apr 18	$9,781	$13,054	$10,014	$13,777
May 18	$9,825	$13,070	$10,039	$14,108
Jun 18	$9,038	$13,000	$9,233	$14,195
Jul 18	$9,299	$13,392	$9,478	$14,724
Aug 18	$9,316	$13,497	$9,514	$15,203
Sep 18	$9,095	$13,555	$9,298	$15,290
Oct 18	$8,635	$12,540	$8,820	$14,245
Nov 18	$9,625	$12,723	$9,822	$14,535
Dec 18	$9,698	$11,827	$9,919	$13,223
Jan 19	$10,603	$12,761	$10,828	$14,282
Feb 19	$10,071	$13,102	$10,328	$14,741
Mar 19	$10,088	$13,267	$10,325	$15,027
Apr 19	$10,204	$13,715	$10,449	$15,636
May 19	$9,742	$12,901	$9,952	$14,642
Jun 19	$10,266	$13,746	$10,515	$15,674
Jul 19	$10,304	$13,786	$10,622	$15,899
Aug 19	$9,957	$13,459	$10,226	$15,647
Sep 19	$9,680	$13,742	$9,930	$15,940
Oct 19	$9,980	$14,119	$10,249	$16,286
Nov 19	$9,665	$14,463	$9,930	$16,877
Dec 19	$10,277	$14,973	$10,553	$17,386
Jan 20	$9,743	$14,807	$10,046	$17,379
Feb 20	$8,612	$13,611	$8,704	$15,949
Mar 20	$5,822	$11,774	$5,998	$13,979
Apr 20	$6,771	$13,035	$6,985	$15,771
May 20	$7,083	$13,602	$7,247	$16,522
Jun 20	$7,555	$14,036	$7,713	$16,850
Jul 20	$7,850	$14,779	$8,040	$17,801
Aug 20	$8,052	$15,683	$8,268	$19,080
Sep 20	$7,235	$15,178	$7,405	$18,355
Oct 20	$7,652	$14,809	$7,946	$17,867
Nov 20	$8,879	$16,634	$9,135	$19,823
Dec 20	$9,435	$17,406	$9,693	$20,585
Jan 21	$9,141	$17,327	$9,435	$20,377
Feb 21	$9,272	$17,729	$9,575	$20,939
Mar 21	$8,809	$18,202	$9,061	$21,856
Apr 21	$8,836	$18,998	$9,126	$23,022
May 21	$8,541	$19,294	$8,973	$23,183
Jun 21	$8,329	$19,548	$8,575	$23,724
Jul 21	$8,174	$19,682	$8,429	$24,288
Aug 21	$8,630	$20,175	$8,856	$25,026
Sep 21	$8,726	$19,342	$8,998	$23,863
Oct 21	$9,420	$20,329	$9,660	$25,534
Nov 21	$9,154	$19,839	$9,408	$25,357
Dec 21	$9,280	$20,633	$9,532	$26,494
Jan 22	$9,228	$19,620	$9,428	$25,123
Feb 22	$9,561	$19,113	$9,767	$24,371
Mar 22	$9,872	$19,527	$10,160	$25,276
Apr 22	$10,313	$17,964	$10,624	$23,071
May 22	$10,017	$17,985	$10,299	$23,114
Jun 22	$9,185	$16,469	$9,421	$21,206
Jul 22	$9,277	$17,619	$9,514	$23,161
Aug 22	$9,568	$16,970	$9,853	$22,217
Sep 22	$9,050	$15,346	$9,359	$20,170
Oct 22	$8,947	$16,272	$9,205	$21,804
Nov 22	$8,920	$17,534	$9,140	$23,022
Dec 22	$8,363	$16,844	$8,622	$21,696
Jan 23	$8,778	$18,051	$9,019	$23,059
Feb 23	$8,487	$17,534	$8,839	$22,496
Mar 23	$8,615	$18,075	$8,870	$23,322
Apr 23	$8,992	$18,334	$9,257	$23,686
May 23	$8,626	$18,138	$8,886	$23,789
Jun 23	$8,731	$19,191	$8,959	$25,361
Jul 23	$8,890	$19,894	$9,153	$26,176
Aug 23	$8,768	$19,338	$9,041	$25,759
Sep 23	$8,546	$18,538	$8,827	$24,531
Oct 23	$7,772	$17,981	$8,014	$24,015
Nov 23	$8,265	$19,640	$8,523	$26,208
Dec 23	$8,523	$20,584	$8,804	$27,399
Jan 24	$8,047	$20,704	$8,311	$27,859
Feb 24	$8,160	$21,593	$8,413	$29,347
Mar 24	$8,144	$22,271	$8,408	$30,291
Apr 24	$8,047	$21,536	$8,330	$29,054
May 24	$7,908	$22,411	$8,141	$30,494
Jun 24	$7,955	$22,910	$8,216	$31,589
Jul 24	$8,198	$23,279	$8,450	$31,973
Aug 24	$9,009	$23,870	$9,298	$32,749
Sep 24	$9,014	$24,425	$9,330	$33,448
Oct 24	$8,627	$23,877	$8,947	$33,145
Nov 24	$8,028	$24,770	$8,305	$35,090
Dec 24	$7,823	$24,183	$8,123	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Indonesia Index ETF	(8.21)%	(5.31)%	(2.43)%
MVIS® Indonesia Index (MVIDXTR)	(7.74)%	(5.10)%	(2.06)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 30,092,306	$ 30,092,306	$ 30,092,306
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount			$ 79,669
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$30,092,306 Number of Portfolio Holdings57 Portfolio Turnover Rate23% Advisory Fees Paid$79,669
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Real Estate		1.2%
Health Care		2.2%
Consumer Discretionary		4.3%
Industrials		7.1%
Communication Services		7.9%
Utilities		8.0%
Energy		9.2%
Consumer Staples		11.2%
Materials		22.1%
Financials		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Bank Central Asia Tbk PT	7.9%
Bank Rakyat Indonesia Persero Tbk PT	7.9%
Barito Renewables Energy Tbk PT	7.1%
Bank Mandiri Persero Tbk PT	6.7%
Amman Mineral Internasional PT	6.3%
Telkom Indonesia Persero Tbk PT	5.5%
Astra International Tbk PT	5.0%
Chandra Asri Pacific Tbk PT	4.5%
GoTo Gojek Tokopedia Tbk PT	3.7%
Bank Negara Indonesia Persero Tbk PT	3.4%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102897
Shareholder Report [Line Items]
Fund Name		VanEck International High Yield Bond ETF
Class Name		VanEck International High Yield Bond ETF
Trading Symbol		IHY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$28Footnote Reference(a)	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 5.23% on a total return basis.

  The Fund had a positive return, benefitting from spread tightening and high yields, despite the strength of the U.S. dollar over the period.

  Issuers in the Energy, Telecom and Basic Industry sectors contributed the most to performance. There were no sectors with negative returns during the period.

  In terms of country of risk, the United Kingdom, Canadian and French issuers had the highest contribution to performance while Luxembourg, Ghana and Swiss issuers detracted.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	IHY	GBMI	HXUS	US00
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,779	$9,997	$9,708	$10,221
Feb 15	$10,023	$9,912	$9,958	$10,116
Mar 15	$9,848	$9,830	$9,791	$10,167
Apr 15	$10,230	$9,915	$10,181	$10,128
May 15	$10,205	$9,751	$10,157	$10,103
Jun 15	$10,139	$9,706	$10,095	$9,994
Jul 15	$10,096	$9,742	$10,071	$10,066
Aug 15	$9,951	$9,763	$9,944	$10,051
Sep 15	$9,712	$9,819	$9,686	$10,119
Oct 15	$10,022	$9,828	$10,008	$10,122
Nov 15	$9,841	$9,676	$9,846	$10,094
Dec 15	$9,643	$9,725	$9,688	$10,060
Jan 16	$9,536	$9,823	$9,524	$10,205
Feb 16	$9,561	$10,039	$9,556	$10,280
Mar 16	$10,143	$10,278	$10,152	$10,370
Apr 16	$10,464	$10,409	$10,476	$10,408
May 16	$10,382	$10,294	$10,406	$10,413
Jun 16	$10,416	$10,585	$10,442	$10,606
Jul 16	$10,667	$10,662	$10,712	$10,675
Aug 16	$10,827	$10,611	$10,886	$10,660
Sep 16	$10,893	$10,660	$10,955	$10,651
Oct 16	$10,818	$10,375	$10,886	$10,565
Nov 16	$10,629	$9,979	$10,690	$10,312
Dec 16	$10,733	$9,936	$10,849	$10,324
Jan 17	$11,021	$10,035	$11,114	$10,348
Feb 17	$11,083	$10,080	$11,198	$10,418
Mar 17	$11,099	$10,089	$11,225	$10,414
Apr 17	$11,306	$10,205	$11,457	$10,492
May 17	$11,459	$10,354	$11,632	$10,575
Jun 17	$11,492	$10,344	$11,691	$10,566
Jul 17	$11,728	$10,509	$11,944	$10,610
Aug 17	$11,811	$10,617	$12,034	$10,709
Sep 17	$11,892	$10,522	$12,132	$10,653
Oct 17	$11,914	$10,486	$12,169	$10,661
Nov 17	$11,966	$10,592	$12,212	$10,647
Dec 17	$11,980	$10,626	$12,260	$10,697
Jan 18	$12,258	$10,735	$12,511	$10,573
Feb 18	$12,037	$10,642	$12,299	$10,474
Mar 18	$12,037	$10,754	$12,300	$10,541
Apr 18	$11,974	$10,589	$12,232	$10,465
May 18	$11,698	$10,520	$11,935	$10,538
Jun 18	$11,629	$10,481	$11,860	$10,527
Jul 18	$11,821	$10,459	$12,059	$10,528
Aug 18	$11,670	$10,473	$11,914	$10,597
Sep 18	$11,796	$10,377	$12,042	$10,529
Oct 18	$11,586	$10,272	$11,816	$10,446
Nov 18	$11,451	$10,300	$11,675	$10,507
Dec 18	$11,427	$10,510	$11,698	$10,702
Jan 19	$11,868	$10,663	$12,106	$10,811
Feb 19	$12,020	$10,605	$12,285	$10,810
Mar 19	$12,096	$10,747	$12,361	$11,022
Apr 19	$12,222	$10,719	$12,501	$11,024
May 19	$12,078	$10,878	$12,360	$11,223
Jun 19	$12,456	$11,108	$12,763	$11,369
Jul 19	$12,460	$11,076	$12,775	$11,399
Aug 19	$12,362	$11,332	$12,668	$11,709
Sep 19	$12,416	$11,205	$12,727	$11,639
Oct 19	$12,633	$11,273	$12,949	$11,670
Nov 19	$12,681	$11,184	$13,004	$11,664
Dec 19	$12,884	$11,231	$13,278	$11,652
Jan 20	$12,972	$11,392	$13,334	$11,888
Feb 20	$12,754	$11,487	$13,120	$12,105
Mar 20	$11,023	$11,262	$11,236	$12,019
Apr 20	$11,651	$11,469	$11,849	$12,229
May 20	$12,162	$11,523	$12,389	$12,291
Jun 20	$12,477	$11,622	$12,759	$12,374
Jul 20	$13,041	$11,994	$13,354	$12,565
Aug 20	$13,278	$11,954	$13,619	$12,461
Sep 20	$13,026	$11,916	$13,393	$12,459
Oct 20	$13,054	$11,898	$13,421	$12,398
Nov 20	$13,693	$12,094	$14,126	$12,519
Dec 20	$13,990	$12,235	$14,510	$12,533
Jan 21	$14,006	$12,109	$14,482	$12,435
Feb 21	$14,063	$11,871	$14,557	$12,213
Mar 21	$13,889	$11,652	$14,373	$12,084
Apr 21	$14,133	$11,791	$14,640	$12,188
May 21	$14,280	$11,881	$14,828	$12,225
Jun 21	$14,171	$11,805	$14,704	$12,328
Jul 21	$14,103	$11,963	$14,626	$12,461
Aug 21	$14,176	$11,908	$14,716	$12,444
Sep 21	$13,909	$11,688	$14,448	$12,325
Oct 21	$13,725	$11,659	$14,253	$12,327
Nov 21	$13,420	$11,628	$13,920	$12,376
Dec 21	$13,600	$11,594	$14,106	$12,335
Jan 22	$13,232	$11,333	$13,730	$12,077
Feb 22	$12,771	$11,188	$13,248	$11,924
Mar 22	$12,629	$10,831	$12,993	$11,590
Apr 22	$12,002	$10,241	$12,346	$11,164
May 22	$11,969	$10,263	$12,288	$11,212
Jun 22	$11,067	$9,947	$11,338	$11,062
Jul 22	$11,372	$10,172	$11,621	$11,317
Aug 22	$11,199	$9,755	$11,469	$11,010
Sep 22	$10,558	$9,240	$10,808	$10,525
Oct 22	$10,678	$9,180	$10,909	$10,381
Nov 22	$11,377	$9,616	$11,679	$10,757
Dec 22	$11,626	$9,638	$11,943	$10,712
Jan 23	$12,135	$9,937	$12,503	$11,034
Feb 23	$11,860	$9,617	$12,236	$10,757
Mar 23	$11,975	$9,925	$12,359	$11,030
Apr 23	$12,097	$9,979	$12,499	$11,100
May 23	$11,877	$9,784	$12,288	$10,980
Jun 23	$12,127	$9,789	$12,554	$10,940
Jul 23	$12,332	$9,828	$12,771	$10,931
Aug 23	$12,228	$9,706	$12,677	$10,862
Sep 23	$12,087	$9,405	$12,530	$10,592
Oct 23	$11,963	$9,282	$12,408	$10,428
Nov 23	$12,573	$9,752	$13,047	$10,886
Dec 23	$13,044	$10,174	$13,537	$11,290
Jan 24	$13,037	$10,042	$13,563	$11,276
Feb 24	$13,064	$9,892	$13,623	$11,122
Mar 24	$13,115	$9,954	$13,709	$11,215
Apr 24	$12,959	$9,684	$13,578	$10,945
May 24	$13,211	$9,818	$13,864	$11,130
Jun 24	$13,234	$9,836	$13,902	$11,237
Jul 24	$13,489	$10,121	$14,171	$11,497
Aug 24	$13,812	$10,351	$14,519	$11,660
Sep 24	$14,037	$10,523	$14,784	$11,817
Oct 24	$13,838	$10,160	$14,597	$11,528
Nov 24	$13,743	$10,210	$14,516	$11,644
Dec 24	$13,637	$9,962	$14,406	$11,456

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck International High Yield Bond ETF	4.54%	1.14%	3.15%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index (HXUS)	6.42%	1.65%	3.72%
ICE BofA Global Broad Market Index (GBMI)	(2.08)%	(2.37)%	(0.04)%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 22,617,739	$ 22,617,739	$ 22,617,739
Holdings Count | Holding	365	365	365
Advisory Fees Paid, Amount		$ 69,979
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$22,617,739 Number of Portfolio Holdings365 Portfolio Turnover Rate19% Advisory Fees Paid$69,979
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.8%
Real Estate		1.9%
Consumer Non-Cyclicals		2.9%
Healthcare		4.2%
Utilities		6.8%
Consumer Cyclicals		8.1%
Basic Materials		8.9%
Energy		10.9%
Technology		11.3%
Industrials		13.6%
Financials		28.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

UniCredit SpA, 2.73%, 1/15/2032	0.9%
SoftBank Group Corp., 5.12%, 9/19/2027	0.9%
Electricite de France SA, 3.38% (Perpetual)	0.9%
CFAMC III Co. Ltd., 4.25%, 11/7/2027	0.9%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 7/15/2028	0.8%
Vodafone Group Plc, 8.00%, 8/30/2086	0.6%
Jerrold Finco Plc, 5.25%, 1/15/2027	0.6%
Mobico Group Plc, 4.25% (Perpetual)	0.5%
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 9/15/2029	0.5%
Bellis Finco Plc, 4.00%, 2/16/2027	0.5%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: During the period, the Fund's fiscal year-end changed from April 30 to December 31.
Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000127738
Shareholder Report [Line Items]
Fund Name			VanEck Israel ETF
Class Name			VanEck Israel ETF
Trading Symbol			ISRA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$67	0.59%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, as the Israeli economy continued to rebound from the effects of the Israel-Hamas war. Israel’s economy benefited from participating in global economic growth trends, particularly cybersecurity and AI.

  The financials sector contributed the most to the Fund’s performance, followed by health care and information technology.

  The leading individual contributors to performance were Teva Pharmaceutical Industries Ltd. Sponsored ADR, CyberArk Software Ltd. and Bank Leumi Le-Israel BM.

  The communication services sector detracted the most from the Fund’s performance during the period, followed by materials and utilities.

  The leading individual detractors to performance were SolarEdge Technologies, Inc., NICE Ltd. Sponsored ADR and Perion Network Ltd.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	ISRA	NDUEACWF	BLSNTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,756	$9,844	$9,759	$9,700
Feb 15	$10,250	$10,392	$10,246	$10,257
Mar 15	$10,572	$10,231	$10,590	$10,095
Apr 15	$10,849	$10,528	$10,876	$10,192
May 15	$11,052	$10,514	$11,076	$10,323
Jun 15	$10,940	$10,266	$10,953	$10,123
Jul 15	$11,390	$10,355	$11,432	$10,335
Aug 15	$10,511	$9,646	$10,540	$9,712
Sep 15	$9,740	$9,296	$9,765	$9,471
Oct 15	$10,169	$10,026	$10,234	$10,270
Nov 15	$10,145	$9,943	$10,134	$10,301
Dec 15	$9,869	$9,764	$9,900	$10,138
Jan 16	$9,215	$9,175	$9,188	$9,635
Feb 16	$9,112	$9,112	$9,151	$9,622
Mar 16	$9,574	$9,787	$9,603	$10,275
Apr 16	$9,345	$9,931	$9,396	$10,315
May 16	$9,307	$9,944	$9,340	$10,500
Jun 16	$9,136	$9,884	$9,137	$10,527
Jul 16	$9,561	$10,310	$9,594	$10,915
Aug 16	$9,674	$10,344	$9,709	$10,931
Sep 16	$9,571	$10,408	$9,641	$10,933
Oct 16	$9,184	$10,231	$9,228	$10,733
Nov 16	$9,352	$10,309	$9,398	$11,131
Dec 16	$9,345	$10,531	$9,393	$11,351
Jan 17	$9,592	$10,819	$9,631	$11,566
Feb 17	$9,951	$11,123	$10,009	$12,025
Mar 17	$10,104	$11,259	$10,165	$12,039
Apr 17	$10,320	$11,434	$10,384	$12,163
May 17	$10,574	$11,687	$10,635	$12,334
Jun 17	$10,713	$11,740	$10,798	$12,411
Jul 17	$10,665	$12,068	$10,744	$12,666
Aug 17	$9,968	$12,114	$10,053	$12,705
Sep 17	$10,376	$12,348	$10,424	$12,967
Oct 17	$10,362	$12,605	$10,429	$13,270
Nov 17	$10,449	$12,849	$10,526	$13,677
Dec 17	$10,743	$13,056	$10,828	$13,829
Jan 18	$11,210	$13,793	$11,334	$14,621
Feb 18	$10,768	$13,213	$10,915	$14,082
Mar 18	$10,548	$12,931	$10,621	$13,724
Apr 18	$10,559	$13,054	$10,674	$13,777
May 18	$11,107	$13,070	$11,227	$14,108
Jun 18	$11,051	$13,000	$11,130	$14,195
Jul 18	$11,422	$13,392	$11,536	$14,724
Aug 18	$11,967	$13,497	$12,121	$15,203
Sep 18	$11,737	$13,555	$11,859	$15,290
Oct 18	$10,955	$12,540	$11,088	$14,245
Nov 18	$11,266	$12,723	$11,402	$14,535
Dec 18	$9,998	$11,827	$10,139	$13,223
Jan 19	$11,078	$12,761	$11,220	$14,282
Feb 19	$11,284	$13,102	$11,447	$14,741
Mar 19	$11,245	$13,267	$11,431	$15,027
Apr 19	$11,587	$13,715	$11,765	$15,636
May 19	$11,014	$12,901	$11,266	$14,642
Jun 19	$11,548	$13,746	$11,771	$15,674
Jul 19	$11,961	$13,786	$12,188	$15,899
Aug 19	$11,682	$13,459	$11,888	$15,647
Sep 19	$11,707	$13,742	$11,914	$15,940
Oct 19	$12,033	$14,119	$12,244	$16,286
Nov 19	$12,667	$14,463	$12,901	$16,877
Dec 19	$12,661	$14,973	$12,903	$17,386
Jan 20	$12,928	$14,807	$13,196	$17,379
Feb 20	$12,136	$13,611	$12,458	$15,949
Mar 20	$10,124	$11,774	$10,387	$13,979
Apr 20	$11,366	$13,035	$11,626	$15,771
May 20	$12,200	$13,602	$12,293	$16,522
Jun 20	$11,890	$14,036	$12,071	$16,850
Jul 20	$12,849	$14,779	$13,030	$17,801
Aug 20	$13,515	$15,683	$13,769	$19,080
Sep 20	$12,911	$15,178	$13,179	$18,355
Oct 20	$13,139	$14,809	$13,444	$17,867
Nov 20	$14,683	$16,634	$14,994	$19,823
Dec 20	$16,223	$17,406	$16,537	$20,585
Jan 21	$16,512	$17,327	$16,882	$20,377
Feb 21	$16,437	$17,729	$16,838	$20,939
Mar 21	$16,005	$18,202	$16,335	$21,856
Apr 21	$16,962	$18,998	$17,348	$23,022
May 21	$16,911	$19,294	$17,261	$23,183
Jun 21	$17,282	$19,548	$17,654	$23,724
Jul 21	$17,152	$19,682	$17,549	$24,288
Aug 21	$17,484	$20,175	$17,878	$25,026
Sep 21	$17,110	$19,342	$17,536	$23,863
Oct 21	$18,243	$20,329	$18,667	$25,534
Nov 21	$17,402	$19,839	$17,854	$25,357
Dec 21	$17,878	$20,633	$18,337	$26,494
Jan 22	$16,495	$19,620	$16,871	$25,123
Feb 22	$16,927	$19,113	$17,344	$24,371
Mar 22	$17,024	$19,527	$17,491	$25,276
Apr 22	$15,559	$17,964	$16,012	$23,071
May 22	$14,885	$17,985	$15,266	$23,114
Jun 22	$13,701	$16,469	$14,028	$21,206
Jul 22	$15,018	$17,619	$15,402	$23,161
Aug 22	$15,181	$16,970	$15,607	$22,217
Sep 22	$13,290	$15,346	$13,669	$20,170
Oct 22	$14,029	$16,272	$14,417	$21,804
Nov 22	$14,151	$17,534	$14,455	$23,022
Dec 22	$13,268	$16,844	$13,642	$21,696
Jan 23	$14,109	$18,051	$14,475	$23,059
Feb 23	$13,320	$17,534	$13,700	$22,496
Mar 23	$13,356	$18,075	$13,717	$23,322
Apr 23	$13,008	$18,334	$13,396	$23,686
May 23	$12,962	$18,138	$13,337	$23,789
Jun 23	$13,102	$19,191	$13,465	$25,361
Jul 23	$13,757	$19,894	$14,169	$26,176
Aug 23	$12,843	$19,338	$13,237	$25,759
Sep 23	$12,462	$18,538	$12,830	$24,531
Oct 23	$10,638	$17,981	$10,964	$24,015
Nov 23	$12,251	$19,640	$12,635	$26,208
Dec 23	$13,239	$20,584	$13,725	$27,399
Jan 24	$13,191	$20,704	$13,647	$27,859
Feb 24	$14,155	$21,593	$14,623	$29,347
Mar 24	$14,189	$22,271	$14,719	$30,291
Apr 24	$13,179	$21,536	$13,647	$29,054
May 24	$13,588	$22,411	$14,043	$30,494
Jun 24	$13,573	$22,910	$14,066	$31,589
Jul 24	$13,992	$23,279	$14,491	$31,973
Aug 24	$14,744	$23,870	$15,248	$32,749
Sep 24	$14,808	$24,425	$15,335	$33,448
Oct 24	$14,952	$23,877	$15,517	$33,145
Nov 24	$16,184	$24,770	$16,767	$35,090
Dec 24	$16,607	$24,183	$17,241	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Israel ETF	25.44%	5.58%	5.20%
BlueStar® Israel Global Index (BLSNTR)	25.62%	5.97%	5.60%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 87,781,893	$ 87,781,893	$ 87,781,893
Holdings Count | Holding	83	83	83
Advisory Fees Paid, Amount			$ 273,353
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$87,781,893 Number of Portfolio Holdings83 Portfolio Turnover Rate10% Advisory Fees Paid$273,353
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Staples		1.1%
Energy		1.5%
Communication Services		1.5%
Materials		1.6%
Utilities		2.4%
Consumer Discretionary		3.1%
Real Estate		3.9%
Industrials		6.1%
Health Care		12.5%
Financials		24.5%
Information Technology		41.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Teva Pharmaceutical Industries Ltd.	10.9%
Check Point Software Technologies Ltd.	6.9%
CyberArk Software Ltd.	6.8%
Bank Leumi Le-Israel BM	5.9%
Bank Hapoalim BM	5.6%
Nice Ltd.	4.3%
Wix.com Ltd.	4.1%
Monday.com Ltd.	3.6%
Amdocs Ltd.	3.4%
Mizrahi Tefahot Bank Ltd.	2.9%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088891
Shareholder Report [Line Items]
Fund Name		VanEck J.P. Morgan EM Local Currency Bond ETF
Class Name		VanEck J.P. Morgan EM Local Currency Bond ETF
Trading Symbol		EMLC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$20Footnote Reference(a)	0.30%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 1.43% on a total return basis.

  The Fund had a positive return during the period, reflecting relatively high yields and strong fundamentals in emerging markets despite strength in the U.S. dollar.

  Bonds denominated in South African Rand, Thai Baht and Malaysian Ringgit were the largest contributors to performance, while bonds denominated in Brazilian Real, Mexican Peso and Colombian Peso detracted the most.

  Currency depreciation weighed on returns during the period, however this was offset by local interest rates.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	EMLC	GBMP	GBIEMCOR	US00
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,070	$10,001	$10,029	$10,221
Feb 15	$9,929	$9,915	$9,899	$10,116
Mar 15	$9,655	$9,827	$9,625	$10,167
Apr 15	$9,935	$9,919	$9,907	$10,128
May 15	$9,686	$9,751	$9,664	$10,103
Jun 15	$9,564	$9,705	$9,547	$9,994
Jul 15	$9,315	$9,730	$9,310	$10,066
Aug 15	$8,846	$9,737	$8,832	$10,051
Sep 15	$8,590	$9,785	$8,597	$10,119
Oct 15	$8,953	$9,805	$8,961	$10,122
Nov 15	$8,766	$9,654	$8,766	$10,094
Dec 15	$8,536	$9,698	$8,573	$10,060
Jan 16	$8,579	$9,791	$8,589	$10,205
Feb 16	$8,693	$10,002	$8,716	$10,280
Mar 16	$9,452	$10,259	$9,498	$10,370
Apr 16	$9,689	$10,390	$9,745	$10,408
May 16	$9,186	$10,262	$9,235	$10,413
Jun 16	$9,699	$10,560	$9,765	$10,606
Jul 16	$9,762	$10,640	$9,838	$10,675
Aug 16	$9,760	$10,592	$9,835	$10,660
Sep 16	$9,926	$10,644	$10,014	$10,651
Oct 16	$9,854	$10,362	$9,946	$10,565
Nov 16	$9,171	$9,957	$9,254	$10,312
Dec 16	$9,284	$9,916	$9,426	$10,324
Jan 17	$9,550	$10,024	$9,653	$10,348
Feb 17	$9,721	$10,075	$9,819	$10,418
Mar 17	$9,901	$10,088	$10,029	$10,414
Apr 17	$10,019	$10,200	$10,146	$10,492
May 17	$10,199	$10,350	$10,336	$10,575
Jun 17	$10,247	$10,342	$10,391	$10,566
Jul 17	$10,446	$10,511	$10,591	$10,610
Aug 17	$10,608	$10,616	$10,763	$10,709
Sep 17	$10,577	$10,523	$10,733	$10,653
Oct 17	$10,285	$10,482	$10,438	$10,661
Nov 17	$10,447	$10,591	$10,621	$10,647
Dec 17	$10,584	$10,630	$10,808	$10,697
Jan 18	$11,062	$10,747	$11,254	$10,573
Feb 18	$10,937	$10,652	$11,127	$10,474
Mar 18	$11,025	$10,765	$11,240	$10,541
Apr 18	$10,726	$10,599	$10,925	$10,465
May 18	$10,143	$10,517	$10,335	$10,538
Jun 18	$9,809	$10,471	$10,017	$10,527
Jul 18	$10,044	$10,454	$10,240	$10,528
Aug 18	$9,407	$10,458	$9,590	$10,597
Sep 18	$9,598	$10,371	$9,803	$10,529
Oct 18	$9,488	$10,264	$9,689	$10,446
Nov 18	$9,706	$10,300	$9,934	$10,507
Dec 18	$9,771	$10,508	$10,062	$10,702
Jan 19	$10,331	$10,669	$10,599	$10,811
Feb 19	$10,245	$10,609	$10,488	$10,810
Mar 19	$10,078	$10,744	$10,333	$11,022
Apr 19	$10,078	$10,714	$10,304	$11,024
May 19	$10,042	$10,865	$10,289	$11,223
Jun 19	$10,617	$11,105	$10,879	$11,369
Jul 19	$10,714	$11,079	$10,991	$11,399
Aug 19	$10,245	$11,318	$10,526	$11,709
Sep 19	$10,346	$11,199	$10,611	$11,639
Oct 19	$10,584	$11,273	$10,868	$11,670
Nov 19	$10,392	$11,183	$10,659	$11,664
Dec 19	$10,738	$11,241	$11,082	$11,652
Jan 20	$10,671	$11,391	$10,962	$11,888
Feb 20	$10,324	$11,475	$10,608	$12,105
Mar 20	$9,187	$11,226	$9,429	$12,019
Apr 20	$9,494	$11,436	$9,779	$12,229
May 20	$9,951	$11,499	$10,262	$12,291
Jun 20	$10,033	$11,602	$10,333	$12,374
Jul 20	$10,347	$11,971	$10,673	$12,565
Aug 20	$10,319	$11,932	$10,642	$12,461
Sep 20	$10,131	$11,893	$10,451	$12,459
Oct 20	$10,166	$11,881	$10,496	$12,398
Nov 20	$10,721	$12,086	$11,073	$12,519
Dec 20	$11,057	$12,236	$11,465	$12,533
Jan 21	$10,969	$12,106	$11,345	$12,435
Feb 21	$10,701	$11,865	$11,052	$12,213
Mar 21	$10,352	$11,642	$10,713	$12,084
Apr 21	$10,578	$11,786	$10,947	$12,188
May 21	$10,808	$11,879	$11,214	$12,225
Jun 21	$10,713	$11,801	$11,090	$12,328
Jul 21	$10,651	$11,951	$11,038	$12,461
Aug 21	$10,739	$11,901	$11,124	$12,444
Sep 21	$10,368	$11,672	$10,750	$12,325
Oct 21	$10,229	$11,640	$10,599	$12,327
Nov 21	$9,916	$11,604	$10,282	$12,376
Dec 21	$10,026	$11,576	$10,407	$12,335
Jan 22	$10,058	$11,322	$10,435	$12,077
Feb 22	$9,748	$11,181	$10,032	$11,924
Mar 22	$9,561	$10,835	$9,879	$11,590
Apr 22	$9,041	$10,245	$9,337	$11,164
May 22	$9,151	$10,272	$9,460	$11,212
Jun 22	$8,750	$9,946	$9,058	$11,062
Jul 22	$8,738	$10,169	$9,060	$11,317
Aug 22	$8,769	$9,763	$9,089	$11,010
Sep 22	$8,358	$9,242	$8,668	$10,525
Oct 22	$8,279	$9,176	$8,584	$10,381
Nov 22	$8,822	$9,607	$9,153	$10,757
Dec 22	$9,008	$9,648	$9,347	$10,712
Jan 23	$9,343	$9,955	$9,688	$11,034
Feb 23	$9,104	$9,632	$9,438	$10,757
Mar 23	$9,440	$9,936	$9,798	$11,030
Apr 23	$9,504	$9,986	$9,872	$11,100
May 23	$9,412	$9,797	$9,790	$10,980
Jun 23	$9,679	$9,798	$10,062	$10,940
Jul 23	$9,905	$9,854	$10,289	$10,931
Aug 23	$9,658	$9,726	$10,039	$10,862
Sep 23	$9,331	$9,436	$9,695	$10,592
Oct 23	$9,261	$9,317	$9,628	$10,428
Nov 23	$9,736	$9,784	$10,129	$10,886
Dec 23	$10,079	$10,191	$10,367	$11,290
Jan 24	$9,931	$10,062	$10,173	$11,276
Feb 24	$9,875	$9,929	$10,140	$11,122
Mar 24	$9,784	$9,984	$10,135	$11,215
Apr 24	$9,602	$9,726	$9,940	$10,945
May 24	$9,762	$9,858	$10,112	$11,130
Jun 24	$9,642	$9,877	$9,989	$11,237
Jul 24	$9,854	$10,153	$10,216	$11,497
Aug 24	$10,148	$10,388	$10,520	$11,660
Sep 24	$10,454	$10,563	$10,845	$11,817
Oct 24	$9,979	$10,208	$10,354	$11,528
Nov 24	$9,917	$10,252	$10,301	$11,644
Dec 24	$9,739	$10,022	$10,118	$11,456

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck J.P. Morgan EM Local Currency Bond ETF	(3.37)%	(1.93)%	(0.26)%
JPMorgan GBI-EMG Core Index (GBIEMCOR)	(2.40)%	(1.80)%	0.12%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,590,553,260	$ 2,590,553,260	$ 2,590,553,260
Holdings Count | Holding	436	436	436
Advisory Fees Paid, Amount		$ 4,841,441
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,590,553,260 Number of Portfolio Holdings436 Portfolio Turnover Rate25% Advisory Fees Paid$4,841,441
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		0.2%
Financials		6.8%
Government		91.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2026	1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2026	1.0%
Turkiye Government Bond, 26.20%, 10/5/2033	0.8%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.8%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.8%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.7%
Turkiye Government Bond, 31.08%, 11/8/2028	0.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: During the period, the Fund's fiscal year-end changed from April 30 to December 31.
Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000081187
Shareholder Report [Line Items]
Fund Name			VanEck Junior Gold Miners ETF
Class Name			VanEck Junior Gold Miners ETF
Trading Symbol			GDXJ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$55	0.51%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks. Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  The Fund’s exposure to Canada was by far the largest positive contributor to performance for the period, followed by South Africa.

  The leading individual contributors to performance were Kinross Gold Corp., Alamos Gold and Harmony Gold Mining.

  The Fund’s exposure in Mexico, Peru and the United Kingdom were the leading detractors from performance for the period.

  The leading individual detractors from performance were B2Gold, SSR Mining and Compania de Minas Buenaventura.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	GDXJ	NDUEACWF	MVGDXJTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$11,498	$9,844	$11,467	$9,700
Feb 15	$11,077	$10,392	$11,096	$10,257
Mar 15	$9,547	$10,231	$9,608	$10,095
Apr 15	$10,458	$10,528	$10,482	$10,192
May 15	$10,707	$10,514	$10,763	$10,323
Jun 15	$10,021	$10,266	$10,055	$10,123
Jul 15	$8,041	$10,355	$8,071	$10,335
Aug 15	$8,415	$9,646	$8,447	$9,712
Sep 15	$8,145	$9,296	$8,185	$9,471
Oct 15	$8,548	$10,026	$8,603	$10,270
Nov 15	$7,858	$9,943	$7,865	$10,301
Dec 15	$8,052	$9,764	$8,085	$10,138
Jan 16	$7,989	$9,175	$8,021	$9,635
Feb 16	$10,783	$9,112	$10,829	$9,622
Mar 16	$11,692	$9,787	$11,758	$10,275
Apr 16	$16,011	$9,931	$16,084	$10,315
May 16	$14,172	$9,944	$14,234	$10,500
Jun 16	$17,854	$9,884	$17,946	$10,527
Jul 16	$20,887	$10,310	$20,962	$10,915
Aug 16	$17,540	$10,344	$17,630	$10,931
Sep 16	$18,508	$10,408	$18,654	$10,933
Oct 16	$17,029	$10,231	$17,015	$10,733
Nov 16	$14,340	$10,309	$14,442	$11,131
Dec 16	$13,990	$10,531	$14,156	$11,351
Jan 17	$16,579	$10,819	$16,689	$11,566
Feb 17	$16,270	$11,123	$16,327	$12,025
Mar 17	$15,900	$11,259	$15,987	$12,039
Apr 17	$14,338	$11,434	$14,258	$12,163
May 17	$13,919	$11,687	$13,872	$12,334
Jun 17	$14,744	$11,740	$14,646	$12,411
Jul 17	$14,779	$12,068	$14,679	$12,666
Aug 17	$15,829	$12,114	$15,715	$12,705
Sep 17	$14,815	$12,348	$14,737	$12,967
Oct 17	$14,100	$12,605	$14,037	$13,270
Nov 17	$13,959	$12,849	$13,903	$13,677
Dec 17	$15,093	$13,056	$15,032	$13,829
Jan 18	$14,850	$13,793	$14,785	$14,621
Feb 18	$13,822	$13,213	$13,789	$14,082
Mar 18	$14,153	$12,931	$14,093	$13,724
Apr 18	$14,361	$13,054	$14,345	$13,777
May 18	$14,427	$13,070	$14,396	$14,108
Jun 18	$14,409	$13,000	$14,364	$14,195
Jul 18	$13,986	$13,392	$13,965	$14,724
Aug 18	$12,292	$13,497	$12,221	$15,203
Sep 18	$12,071	$13,555	$12,059	$15,290
Oct 18	$12,084	$12,540	$12,066	$14,245
Nov 18	$11,802	$12,723	$11,792	$14,535
Dec 18	$13,345	$11,827	$13,341	$13,223
Jan 19	$14,608	$12,761	$14,612	$14,282
Feb 19	$14,404	$13,102	$14,432	$14,741
Mar 19	$14,076	$13,267	$14,101	$15,027
Apr 19	$13,013	$13,715	$13,025	$15,636
May 19	$13,053	$12,901	$13,052	$14,642
Jun 19	$15,535	$13,746	$15,566	$15,674
Jul 19	$16,832	$13,786	$16,931	$15,899
Aug 19	$18,297	$13,459	$18,337	$15,647
Sep 19	$16,217	$13,742	$16,281	$15,940
Oct 19	$17,316	$14,119	$17,374	$16,286
Nov 19	$16,825	$14,463	$16,889	$16,877
Dec 19	$18,858	$14,973	$18,968	$17,386
Jan 20	$18,508	$14,807	$18,515	$17,379
Feb 20	$16,485	$13,611	$16,588	$15,949
Mar 20	$12,785	$11,774	$12,872	$13,979
Apr 20	$18,131	$13,035	$18,342	$15,771
May 20	$20,441	$13,602	$20,647	$16,522
Jun 20	$22,027	$14,036	$22,092	$16,850
Jul 20	$27,013	$14,779	$27,105	$17,801
Aug 20	$26,725	$15,683	$26,951	$19,080
Sep 20	$24,771	$15,178	$24,943	$18,355
Oct 20	$23,662	$14,809	$23,860	$17,867
Nov 20	$22,194	$16,634	$22,415	$19,823
Dec 20	$24,529	$17,406	$24,827	$20,585
Jan 21	$22,723	$17,327	$23,081	$20,377
Feb 21	$20,838	$17,729	$21,160	$20,939
Mar 21	$20,243	$18,202	$20,513	$21,856
Apr 21	$21,448	$18,998	$21,787	$23,022
May 21	$24,615	$19,294	$25,120	$23,183
Jun 21	$21,066	$19,548	$21,388	$23,724
Jul 21	$20,694	$19,682	$21,042	$24,288
Aug 21	$19,499	$20,175	$19,816	$25,026
Sep 21	$17,304	$19,342	$17,599	$23,863
Oct 21	$19,577	$20,329	$19,925	$25,534
Nov 21	$19,283	$19,839	$19,634	$25,357
Dec 21	$19,269	$20,633	$19,615	$26,494
Jan 22	$17,637	$19,620	$17,928	$25,123
Feb 22	$19,918	$19,113	$20,310	$24,371
Mar 22	$21,622	$19,527	$22,051	$25,276
Apr 22	$19,908	$17,964	$20,350	$23,071
May 22	$18,164	$17,985	$18,563	$23,114
Jun 22	$14,790	$16,469	$15,097	$21,206
Jul 22	$15,447	$17,619	$15,744	$23,161
Aug 22	$13,606	$16,970	$13,887	$22,217
Sep 22	$13,480	$15,346	$13,753	$20,170
Oct 22	$13,587	$16,272	$13,854	$21,804
Nov 22	$16,281	$17,534	$16,540	$23,022
Dec 22	$16,478	$16,844	$16,815	$21,696
Jan 23	$18,007	$18,051	$18,383	$23,059
Feb 23	$15,542	$17,534	$15,895	$22,496
Mar 23	$18,344	$18,075	$18,785	$23,322
Apr 23	$18,427	$18,334	$18,861	$23,686
May 23	$17,086	$18,138	$17,481	$23,789
Jun 23	$16,429	$19,191	$16,795	$25,361
Jul 23	$17,366	$19,894	$17,779	$26,176
Aug 23	$16,679	$19,338	$17,124	$25,759
Sep 23	$14,925	$18,538	$15,353	$24,531
Oct 23	$15,485	$17,981	$15,934	$24,015
Nov 23	$17,768	$19,640	$18,272	$26,208
Dec 23	$17,760	$20,584	$18,261	$27,399
Jan 24	$15,846	$20,704	$16,317	$27,859
Feb 24	$14,765	$21,593	$15,201	$29,347
Mar 24	$17,949	$22,271	$18,469	$30,291
Apr 24	$18,985	$21,536	$19,623	$29,054
May 24	$21,100	$22,411	$21,708	$30,494
Jun 24	$19,734	$22,910	$20,333	$31,589
Jul 24	$21,401	$23,279	$22,037	$31,973
Aug 24	$21,427	$23,870	$22,130	$32,749
Sep 24	$22,819	$24,425	$23,595	$33,448
Oct 24	$24,069	$23,877	$24,921	$33,145
Nov 24	$22,251	$24,770	$22,980	$35,090
Dec 24	$20,411	$24,183	$21,129	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Junior Gold Miners ETF	14.93%	1.60%	7.40%
MVIS® Global Junior Gold Miners Index (MVGDXJTR)	15.71%	2.18%	7.77%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,434,193,232	$ 4,434,193,232	$ 4,434,193,232
Holdings Count | Holding	85	85	85
Advisory Fees Paid, Amount			$ 24,359,121
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,434,193,232 Number of Portfolio Holdings85 Portfolio Turnover Rate28% Advisory Fees Paid$24,359,121
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Diversified Metals & Mining		4.4%
Precious Metals & Minerals		5.1%
Silver		14.6%
Gold		75.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.3%
Pan American Silver Corp.	6.3%
Harmony Gold Mining Co. Ltd.	5.9%
Evolution Mining Ltd.	5.6%
B2Gold Corp.	5.0%
IAMGOLD Corp.	2.4%
Industrias Penoles SAB de CV	2.4%
Osisko Gold Royalties Ltd.	2.3%
Endeavour Mining Plc	2.2%
Hecla Mining Co.	2.1%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000047031
Shareholder Report [Line Items]
Fund Name			VanEck Low Carbon Energy ETF
Class Name			VanEck Low Carbon Energy ETF
Trading Symbol			SMOG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$59	0.61%

Expenses Paid, Amount			$ 59
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, the performance of low carbon energy companies was mixed as the various segments navigated regulatory uncertainty associated with the re-election of Donald Trump, persistent inflation, anticipation of higher tariffs and China’s weak recovery efforts.

  The Fund’s exposure to information technology and industrials were the top detractors from a sector perspective while Denmark, China and South Korea were the leading country detractors from performance for the period.

  The Fund’s exposure to consumer discretionary and utilities were the strongest contributors to performance from a sector perspective while the United States was by far the largest positive contributing country for the period.

  The leading individual contributors to performance were Tesla, NextEra Energy and BYD Co.

  The leading individual detractors from performance were Vestas Wind Systems, Samsung SDI and Li Auto, Inc.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	SMOG	NDUEACWF	MVSMOGTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,752	$9,844	$9,745	$9,700
Feb 15	$10,819	$10,392	$10,789	$10,257
Mar 15	$10,673	$10,231	$10,657	$10,095
Apr 15	$11,326	$10,528	$11,323	$10,192
May 15	$11,701	$10,514	$11,692	$10,323
Jun 15	$11,316	$10,266	$11,303	$10,123
Jul 15	$10,813	$10,355	$10,801	$10,335
Aug 15	$9,682	$9,646	$9,689	$9,712
Sep 15	$9,166	$9,296	$9,152	$9,471
Oct 15	$9,730	$10,026	$9,721	$10,270
Nov 15	$9,730	$9,943	$9,721	$10,301
Dec 15	$10,145	$9,764	$10,154	$10,138
Jan 16	$9,197	$9,175	$9,137	$9,635
Feb 16	$9,188	$9,112	$9,178	$9,622
Mar 16	$9,850	$9,787	$9,818	$10,275
Apr 16	$9,740	$9,931	$9,703	$10,315
May 16	$9,502	$9,944	$9,457	$10,500
Jun 16	$9,314	$9,884	$9,229	$10,527
Jul 16	$9,696	$10,310	$9,626	$10,915
Aug 16	$9,803	$10,344	$9,727	$10,931
Sep 16	$9,961	$10,408	$9,857	$10,933
Oct 16	$9,610	$10,231	$9,525	$10,733
Nov 16	$9,368	$10,309	$9,273	$11,131
Dec 16	$9,611	$10,531	$9,541	$11,351
Jan 17	$10,061	$10,819	$9,973	$11,566
Feb 17	$10,266	$11,123	$10,182	$12,025
Mar 17	$10,456	$11,259	$10,367	$12,039
Apr 17	$10,817	$11,434	$10,749	$12,163
May 17	$11,140	$11,687	$11,068	$12,334
Jun 17	$11,299	$11,740	$11,228	$12,411
Jul 17	$11,465	$12,068	$11,403	$12,666
Aug 17	$11,096	$12,114	$11,031	$12,705
Sep 17	$11,411	$12,348	$11,346	$12,967
Oct 17	$11,869	$12,605	$11,803	$13,270
Nov 17	$11,354	$12,849	$11,294	$13,677
Dec 17	$11,716	$13,056	$11,673	$13,829
Jan 18	$12,118	$13,793	$12,072	$14,621
Feb 18	$11,741	$13,213	$11,728	$14,082
Mar 18	$11,595	$12,931	$11,536	$13,724
Apr 18	$11,655	$13,054	$11,646	$13,777
May 18	$11,682	$13,070	$11,665	$14,108
Jun 18	$11,168	$13,000	$11,159	$14,195
Jul 18	$11,645	$13,392	$11,623	$14,724
Aug 18	$11,745	$13,497	$11,718	$15,203
Sep 18	$11,203	$13,555	$11,194	$15,290
Oct 18	$10,453	$12,540	$10,447	$14,245
Nov 18	$11,418	$12,723	$11,403	$14,535
Dec 18	$10,659	$11,827	$10,663	$13,223
Jan 19	$11,825	$12,761	$11,833	$14,282
Feb 19	$12,295	$13,102	$12,316	$14,741
Mar 19	$12,044	$13,267	$12,067	$15,027
Apr 19	$12,731	$13,715	$12,766	$15,636
May 19	$11,429	$12,901	$11,486	$14,642
Jun 19	$12,582	$13,746	$12,633	$15,674
Jul 19	$12,785	$13,786	$12,861	$15,899
Aug 19	$12,044	$13,459	$12,110	$15,647
Sep 19	$12,370	$13,742	$12,449	$15,940
Oct 19	$12,824	$14,119	$12,912	$16,286
Nov 19	$13,442	$14,463	$13,541	$16,877
Dec 19	$14,643	$14,973	$14,758	$17,386
Jan 20	$15,025	$14,807	$15,165	$17,379
Feb 20	$14,415	$13,611	$14,522	$15,949
Mar 20	$11,652	$11,774	$11,785	$13,979
Apr 20	$13,736	$13,035	$13,885	$15,771
May 20	$14,932	$13,602	$15,072	$16,522
Jun 20	$15,801	$14,036	$15,963	$16,850
Jul 20	$18,038	$14,779	$18,242	$17,801
Aug 20	$21,174	$15,683	$21,437	$19,080
Sep 20	$21,208	$15,178	$21,496	$18,355
Oct 20	$22,302	$14,809	$22,609	$17,867
Nov 20	$28,493	$16,634	$28,937	$19,823
Dec 20	$32,017	$17,406	$32,519	$20,585
Jan 21	$34,026	$17,327	$34,683	$20,377
Feb 21	$31,362	$17,729	$31,891	$20,939
Mar 21	$30,359	$18,202	$30,850	$21,856
Apr 21	$29,341	$18,998	$29,997	$23,022
May 21	$29,042	$19,294	$29,612	$23,183
Jun 21	$31,166	$19,548	$31,705	$23,724
Jul 21	$30,571	$19,682	$31,141	$24,288
Aug 21	$31,404	$20,175	$32,097	$25,026
Sep 21	$28,872	$19,342	$29,577	$23,863
Oct 21	$34,033	$20,329	$34,784	$25,534
Nov 21	$33,262	$19,839	$34,044	$25,357
Dec 21	$31,049	$20,633	$31,810	$26,494
Jan 22	$26,726	$19,620	$27,172	$25,123
Feb 22	$27,815	$19,113	$28,443	$24,371
Mar 22	$28,216	$19,527	$28,951	$25,276
Apr 22	$24,710	$17,964	$25,444	$23,071
May 22	$25,225	$17,985	$25,805	$23,114
Jun 22	$24,321	$16,469	$24,820	$21,206
Jul 22	$26,667	$17,619	$27,218	$23,161
Aug 22	$25,376	$16,970	$26,002	$22,217
Sep 22	$22,048	$15,346	$22,638	$20,170
Oct 22	$21,693	$16,272	$22,197	$21,804
Nov 22	$23,992	$17,534	$24,359	$23,022
Dec 22	$21,883	$16,844	$22,404	$21,696
Jan 23	$24,028	$18,051	$24,500	$23,059
Feb 23	$22,960	$17,534	$23,510	$22,496
Mar 23	$23,965	$18,075	$24,483	$23,322
Apr 23	$22,754	$18,334	$23,248	$23,686
May 23	$22,656	$18,138	$23,162	$23,789
Jun 23	$24,225	$19,191	$24,764	$25,361
Jul 23	$25,578	$19,894	$26,157	$26,176
Aug 23	$22,777	$19,338	$23,327	$25,759
Sep 23	$20,798	$18,538	$21,323	$24,531
Oct 23	$18,656	$17,981	$19,072	$24,015
Nov 23	$20,512	$19,640	$20,990	$26,208
Dec 23	$22,177	$20,584	$22,723	$27,399
Jan 24	$19,058	$20,704	$19,551	$27,859
Feb 24	$19,600	$21,593	$20,059	$29,347
Mar 24	$19,706	$22,271	$20,176	$30,291
Apr 24	$19,227	$21,536	$19,755	$29,054
May 24	$20,963	$22,411	$21,436	$30,494
Jun 24	$19,418	$22,910	$19,911	$31,589
Jul 24	$20,766	$23,279	$21,242	$31,973
Aug 24	$20,783	$23,870	$21,305	$32,749
Sep 24	$22,688	$24,425	$23,311	$33,448
Oct 24	$20,769	$23,877	$21,290	$33,145
Nov 24	$20,679	$24,770	$21,181	$35,090
Dec 24	$20,144	$24,183	$20,709	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Low Carbon Energy ETF	(9.17)%	6.59%	7.25%
MVIS® Global Low Carbon Energy Index (MVSMOGTR)	(8.86)%	7.01%	7.55%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVSMOGTR replaced the Ardour Global Index℠ (Extra Liquid) (AGIXLT) effective April 26, 2021. Index history prior to April 26, 2021 reflects the performance of the Ardour Global Index℠.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 122,203,937	$ 122,203,937	$ 122,203,937
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount			$ 690,106
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$122,203,937 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Advisory Fees Paid$690,106
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		1.5%
Information Technology		12.5%
Industrials		16.0%
Consumer Discretionary		28.6%
Utilities		41.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NextEra Energy, Inc.	8.1%
Tesla, Inc.	8.0%
Iberdrola SA	7.3%
Enel SpA	6.7%
BYD Co. Ltd.	6.1%
First Solar, Inc.	4.4%
Vestas Wind Systems A/S	3.7%
Owens Corning	3.5%
Li Auto, Inc.	3.0%
Kingspan Group Plc	2.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102386
Shareholder Report [Line Items]
Fund Name		VanEck Mortgage REIT Income ETF
Class Name		VanEck Mortgage REIT Income ETF
Trading Symbol		MORT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$30Footnote Reference(a)	0.42%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 7.88% on a total return basis.

  The Fund had a positive total return during the period, despite elevated interest rates and low mortgage originations.

  Residential mortgage REITs (mREITs) were top contributors to performance while commercial and hybrid mREITs also contributed positively, but to a lesser extent.

  AGNC Investment Corp. was the top contributor to Fund performance during the period, while Ready Capital Corp. was the greatest detractor.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	MORT	SPTR	MVMORTTG
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,362	$9,700	$9,982
Feb 15	$10,524	$10,257	$10,141
Mar 15	$10,616	$10,095	$10,233
Apr 15	$10,549	$10,192	$10,175
May 15	$10,589	$10,323	$10,216
Jun 15	$9,793	$10,123	$9,450
Jul 15	$10,069	$10,335	$9,724
Aug 15	$9,676	$9,712	$9,350
Sep 15	$9,411	$9,471	$9,093
Oct 15	$9,396	$10,270	$9,092
Nov 15	$9,537	$10,301	$9,230
Dec 15	$9,092	$10,138	$9,019
Jan 16	$8,789	$9,635	$8,512
Feb 16	$9,015	$9,622	$8,732
Mar 16	$9,653	$10,275	$9,357
Apr 16	$9,847	$10,315	$9,546
May 16	$10,289	$10,500	$9,977
Jun 16	$10,618	$10,527	$10,305
Jul 16	$11,009	$10,915	$10,689
Aug 16	$11,124	$10,931	$10,807
Sep 16	$11,184	$10,933	$10,867
Oct 16	$11,186	$10,733	$10,862
Nov 16	$11,375	$11,131	$11,048
Dec 16	$11,191	$11,351	$11,109
Jan 17	$11,559	$11,566	$11,235
Feb 17	$12,190	$12,025	$11,851
Mar 17	$12,535	$12,039	$12,195
Apr 17	$13,012	$12,163	$12,664
May 17	$12,853	$12,334	$12,511
Jun 17	$13,171	$12,411	$12,821
Jul 17	$13,202	$12,666	$12,857
Aug 17	$13,402	$12,705	$13,057
Sep 17	$13,602	$12,967	$13,250
Oct 17	$13,170	$13,270	$12,832
Nov 17	$13,253	$13,677	$12,915
Dec 17	$13,220	$13,829	$13,216
Jan 18	$12,616	$14,621	$12,294
Feb 18	$12,187	$14,082	$11,881
Mar 18	$13,017	$13,724	$12,697
Apr 18	$13,053	$13,777	$12,737
May 18	$13,438	$14,108	$13,117
Jun 18	$13,668	$14,195	$13,344
Jul 18	$14,149	$14,724	$13,825
Aug 18	$14,219	$15,203	$13,897
Sep 18	$13,985	$15,290	$13,673
Oct 18	$13,712	$14,245	$13,399
Nov 18	$13,926	$14,535	$13,613
Dec 18	$12,686	$13,223	$12,678
Jan 19	$14,174	$14,282	$13,870
Feb 19	$14,150	$14,741	$13,854
Mar 19	$14,326	$15,027	$14,031
Apr 19	$14,619	$15,636	$14,324
May 19	$13,685	$14,642	$13,412
Jun 19	$14,365	$15,674	$14,088
Jul 19	$14,662	$15,899	$14,387
Aug 19	$13,784	$15,647	$13,532
Sep 19	$14,650	$15,940	$14,381
Oct 19	$15,038	$16,286	$14,768
Nov 19	$15,234	$16,877	$14,964
Dec 19	$15,337	$17,386	$15,469
Jan 20	$16,279	$17,379	$15,997
Feb 20	$14,846	$15,949	$14,597
Mar 20	$6,556	$13,979	$6,428
Apr 20	$7,803	$15,771	$7,630
May 20	$8,032	$16,522	$7,858
Jun 20	$9,183	$16,850	$8,997
Jul 20	$9,663	$17,801	$9,465
Aug 20	$9,864	$19,080	$9,666
Sep 20	$9,733	$18,355	$9,536
Oct 20	$9,720	$17,867	$9,532
Nov 20	$11,502	$19,823	$11,286
Dec 20	$11,980	$20,585	$12,012
Jan 21	$12,035	$20,377	$11,813
Feb 21	$13,134	$20,939	$12,895
Mar 21	$13,866	$21,856	$13,624
Apr 21	$14,491	$23,022	$14,244
May 21	$14,528	$23,183	$14,286
Jun 21	$14,771	$23,724	$14,529
Jul 21	$14,324	$24,288	$14,086
Aug 21	$14,686	$25,026	$14,446
Sep 21	$14,395	$23,863	$14,164
Oct 21	$14,951	$25,534	$14,719
Nov 21	$14,033	$25,357	$13,820
Dec 21	$14,210	$26,494	$13,999
Jan 22	$13,995	$25,123	$13,793
Feb 22	$13,059	$24,371	$12,876
Mar 22	$13,529	$25,276	$13,341
Apr 22	$12,355	$23,071	$12,175
May 22	$12,722	$23,114	$12,541
Jun 22	$11,365	$21,206	$11,203
Jul 22	$12,995	$23,161	$12,827
Aug 22	$12,012	$22,217	$11,860
Sep 22	$9,163	$20,170	$9,026
Oct 22	$10,411	$21,804	$10,257
Nov 22	$11,272	$23,022	$11,110
Dec 22	$10,405	$21,696	$10,263
Jan 23	$12,096	$23,059	$11,931
Feb 23	$11,110	$22,496	$10,964
Mar 23	$10,092	$23,322	$9,976
Apr 23	$10,261	$23,686	$10,140
May 23	$9,927	$23,789	$9,813
Jun 23	$11,177	$25,361	$11,057
Jul 23	$11,667	$26,176	$11,539
Aug 23	$11,416	$25,759	$11,293
Sep 23	$10,845	$24,531	$10,731
Oct 23	$9,701	$24,015	$9,586
Nov 23	$11,085	$26,208	$10,956
Dec 23	$11,993	$27,399	$11,847
Jan 24	$11,431	$27,859	$11,294
Feb 24	$11,340	$29,347	$11,207
Mar 24	$11,858	$30,291	$11,730
Apr 24	$11,143	$29,054	$11,018
May 24	$11,628	$30,494	$11,500
Jun 24	$11,680	$31,589	$11,556
Jul 24	$12,424	$31,973	$12,297
Aug 24	$12,692	$32,749	$12,566
Sep 24	$12,854	$33,448	$12,731
Oct 24	$12,211	$33,145	$12,089
Nov 24	$12,532	$35,090	$12,411
Dec 24	$12,021	$34,254	$11,905

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Mortgage REIT Income ETF	0.24%	(4.76)%	1.86%
MVIS® US Mortgage REITs Index (MVMORTTG)	0.49%	(5.10)%	1.76%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 287,979,104	$ 287,979,104	$ 287,979,104
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount		$ 773,849
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$287,979,104 Number of Portfolio Holdings26 Portfolio Turnover Rate26% Advisory Fees Paid$773,849
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Financial Services		100.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Annaly Capital Management, Inc.	12.7%
AGNC Investment Corp.	11.6%
Starwood Property Trust, Inc.	8.3%
Rithm Capital Corp.	7.6%
Arbor Realty Trust, Inc.	5.2%
Blackstone Mortgage Trust, Inc.	4.8%
Ladder Capital Corp.	4.1%
Dynex Capital, Inc.	3.6%
Chimera Investment Corp.	3.6%
Ready Capital Corp.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: During the period, the Fund's fiscal year-end changed from April 30 to December 31.
Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000064328
Shareholder Report [Line Items]
Fund Name			VanEck Natural Resources ETF
Class Name			VanEck Natural Resources ETF
Trading Symbol			HAP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$43	0.44%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  The Fund’s exposure to materials, health care and consumer staples were the top detractors from a sector perspective while Australia, Germany and Brazil were the leading country detractors from performance for the period.

  The leading individual detractors from performance were Bayer, Vale and Archer-Daniels-Midland.

  The Fund’s exposure to energy, utilities and consumer discretionary were the strongest contributors to performance from a sector perspective while the United States, Canada and Spain were the largest positive contributing countries for the period.

  The leading individual contributors to performance were NextEra Energy, Exxon Mobile and Deere & Company.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	HAP	NDUEACWF	MVGNRTR	RVEIT	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,855	$9,844	$9,839	$9,839	$9,700
Feb 15	$10,341	$10,392	$10,320	$10,320	$10,257
Mar 15	$9,781	$10,231	$9,769	$9,769	$10,095
Apr 15	$10,454	$10,528	$10,437	$10,437	$10,192
May 15	$10,335	$10,514	$10,308	$10,308	$10,323
Jun 15	$9,890	$10,266	$9,863	$9,863	$10,123
Jul 15	$9,259	$10,355	$9,245	$9,245	$10,335
Aug 15	$8,669	$9,646	$8,656	$8,656	$9,712
Sep 15	$7,963	$9,296	$7,938	$7,938	$9,471
Oct 15	$8,701	$10,026	$8,686	$8,686	$10,270
Nov 15	$8,488	$9,943	$8,467	$8,467	$10,301
Dec 15	$8,052	$9,764	$8,051	$8,051	$10,138
Jan 16	$7,738	$9,175	$7,702	$7,702	$9,635
Feb 16	$8,080	$9,112	$8,076	$8,076	$9,622
Mar 16	$8,687	$9,787	$8,685	$8,685	$10,275
Apr 16	$9,460	$9,931	$9,461	$9,461	$10,315
May 16	$9,130	$9,944	$9,125	$9,125	$10,500
Jun 16	$9,356	$9,884	$9,320	$9,320	$10,527
Jul 16	$9,627	$10,310	$9,614	$9,614	$10,915
Aug 16	$9,588	$10,344	$9,578	$9,578	$10,931
Sep 16	$9,692	$10,408	$9,669	$9,669	$10,933
Oct 16	$9,548	$10,231	$9,542	$9,542	$10,733
Nov 16	$9,832	$10,309	$9,805	$9,805	$11,131
Dec 16	$10,060	$10,531	$10,068	$10,068	$11,351
Jan 17	$10,468	$10,819	$10,451	$10,451	$11,566
Feb 17	$10,390	$11,123	$10,383	$10,383	$12,025
Mar 17	$10,359	$11,259	$10,354	$10,354	$12,039
Apr 17	$10,334	$11,434	$10,338	$10,338	$12,163
May 17	$10,238	$11,687	$10,239	$10,239	$12,334
Jun 17	$10,216	$11,740	$10,220	$10,220	$12,411
Jul 17	$10,680	$12,068	$10,683	$10,683	$12,666
Aug 17	$10,645	$12,114	$10,650	$10,650	$12,705
Sep 17	$11,010	$12,348	$11,018	$11,018	$12,967
Oct 17	$11,169	$12,605	$11,178	$11,178	$13,270
Nov 17	$11,334	$12,849	$11,339	$11,339	$13,677
Dec 17	$11,784	$13,056	$11,821	$11,821	$13,829
Jan 18	$12,274	$13,793	$12,297	$12,297	$14,621
Feb 18	$11,587	$13,213	$11,653	$11,653	$14,082
Mar 18	$11,467	$12,931	$11,482	$11,482	$13,724
Apr 18	$11,762	$13,054	$11,811	$11,811	$13,777
May 18	$11,905	$13,070	$11,950	$11,950	$14,108
Jun 18	$11,762	$13,000	$11,817	$11,817	$14,195
Jul 18	$11,905	$13,392	$11,957	$11,957	$14,724
Aug 18	$11,746	$13,497	$11,795	$11,795	$15,203
Sep 18	$12,004	$13,555	$12,068	$12,068	$15,290
Oct 18	$11,127	$12,540	$11,189	$11,189	$14,245
Nov 18	$11,108	$12,723	$11,167	$11,167	$14,535
Dec 18	$10,525	$11,827	$10,588	$10,588	$13,223
Jan 19	$11,521	$12,761	$11,587	$11,587	$14,282
Feb 19	$11,626	$13,102	$11,704	$11,704	$14,741
Mar 19	$11,695	$13,267	$11,763	$11,763	$15,027
Apr 19	$11,812	$13,715	$11,883	$11,883	$15,636
May 19	$10,936	$12,901	$11,018	$11,018	$14,642
Jun 19	$12,008	$13,746	$12,080	$12,080	$15,674
Jul 19	$11,780	$13,786	$11,891	$11,891	$15,899
Aug 19	$11,259	$13,459	$11,335	$11,335	$15,647
Sep 19	$11,522	$13,742	$11,598	$11,598	$15,940
Oct 19	$11,665	$14,119	$11,755	$11,755	$16,286
Nov 19	$11,788	$14,463	$11,871	$11,871	$16,877
Dec 19	$12,455	$14,973	$12,552	$12,552	$17,386
Jan 20	$11,562	$14,807	$11,691	$11,691	$17,379
Feb 20	$10,429	$13,611	$10,471	$10,471	$15,949
Mar 20	$8,449	$11,774	$8,522	$8,522	$13,979
Apr 20	$9,507	$13,035	$9,579	$9,579	$15,771
May 20	$9,987	$13,602	$9,998	$9,998	$16,522
Jun 20	$10,203	$14,036	$10,221	$10,221	$16,850
Jul 20	$10,718	$14,779	$10,746	$10,746	$17,801
Aug 20	$11,313	$15,683	$11,359	$11,359	$19,080
Sep 20	$10,900	$15,178	$10,933	$10,933	$18,355
Oct 20	$10,679	$14,809	$10,712	$10,712	$17,867
Nov 20	$12,481	$16,634	$12,550	$12,550	$19,823
Dec 20	$13,293	$17,406	$13,349	$13,349	$20,585
Jan 21	$13,475	$17,327	$13,553	$13,553	$20,377
Feb 21	$14,804	$17,729	$14,854	$14,854	$20,939
Mar 21	$15,328	$18,202	$15,383	$15,383	$21,856
Apr 21	$15,783	$18,998	$15,863	$15,863	$23,022
May 21	$16,307	$19,294	$16,384	$16,384	$23,183
Jun 21	$15,872	$19,548	$15,928	$15,928	$23,724
Jul 21	$15,733	$19,682	$15,794	$15,794	$24,288
Aug 21	$15,816	$20,175	$15,881	$15,881	$25,026
Sep 21	$15,603	$19,342	$15,700	$15,700	$23,863
Oct 21	$16,406	$20,329	$16,472	$16,472	$25,534
Nov 21	$15,749	$19,839	$15,833	$15,833	$25,357
Dec 21	$16,667	$20,633	$16,745	$16,745	$26,494
Jan 22	$17,012	$19,620	$17,059	$17,059	$25,123
Feb 22	$17,743	$19,113	$17,821	$17,821	$24,371
Mar 22	$19,236	$19,527	$19,361	$19,361	$25,276
Apr 22	$18,195	$17,964	$18,353	$18,353	$23,071
May 22	$18,681	$17,985	$18,798	$18,798	$23,114
Jun 22	$15,947	$16,469	$16,019	$16,019	$21,206
Jul 22	$16,791	$17,619	$16,848	$16,848	$23,161
Aug 22	$16,751	$16,970	$16,870	$16,870	$22,217
Sep 22	$15,220	$15,346	$15,327	$15,327	$20,170
Oct 22	$16,980	$16,272	$17,066	$17,066	$21,804
Nov 22	$18,478	$17,534	$18,534	$18,534	$23,022
Dec 22	$17,850	$16,844	$17,966	$17,966	$21,696
Jan 23	$18,926	$18,051	$19,012	$19,012	$23,059
Feb 23	$17,898	$17,534	$18,020	$18,020	$22,496
Mar 23	$17,921	$18,075	$18,009	$18,009	$23,322
Apr 23	$17,944	$18,334	$18,031	$18,031	$23,686
May 23	$16,385	$18,138	$16,490	$16,490	$23,789
Jun 23	$17,483	$19,191	$17,587	$17,587	$25,361
Jul 23	$18,611	$19,894	$18,728	$18,728	$26,176
Aug 23	$18,090	$19,338	$18,228	$18,228	$25,759
Sep 23	$17,835	$18,538	$17,973	$17,973	$24,531
Oct 23	$17,062	$17,981	$17,162	$17,162	$24,015
Nov 23	$17,616	$19,640	$17,722	$17,722	$26,208
Dec 23	$18,265	$20,584	$18,401	$18,401	$27,399
Jan 24	$17,617	$20,704	$17,768	$17,768	$27,859
Feb 24	$17,720	$21,593	$17,833	$17,833	$29,347
Mar 24	$19,091	$22,271	$19,225	$19,163	$30,291
Apr 24	$18,999	$21,536	$19,159	$19,059	$29,054
May 24	$19,648	$22,411	$19,766	$19,477	$30,494
Jun 24	$18,767	$22,910	$18,895	$18,815	$31,589
Jul 24	$19,202	$23,279	$19,331	$19,159	$31,973
Aug 24	$19,244	$23,870	$19,366	$19,266	$32,749
Sep 24	$19,782	$24,425	$19,909	$19,745	$33,448
Oct 24	$18,976	$23,877	$19,103	$19,006	$33,145
Nov 24	$19,073	$24,770	$19,186	$19,504	$35,090
Dec 24	$17,535	$24,183	$17,655	$18,021	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Natural Resources ETF	(4.00)%	7.08%	5.78%
MarketVector™ Global Natural Resources Index (MVGNRTR)	(4.06)%	7.06%	5.85%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
VanEck® Natural Resources Index (RVEIT)	(2.07)%	7.50%	6.07%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVGNRTR replaced the VanEck® Natural Resources Index (RVEIT) effective March 15, 2024. Index history prior to March 15, 2024 reflects the performance of the VanEck® Natural Resources Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]			Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,367,006	$ 125,367,006	$ 125,367,006
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount			$ 526,053
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$125,367,006 Number of Portfolio Holdings126 Portfolio Turnover Rate54% Advisory Fees Paid$526,053
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Other Investments		1.4%
Health Care		1.9%
Consumer Staples		6.9%
Industrials		9.1%
Utilities		10.1%
Energy		31.5%
Materials		39.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell Plc	5.2%
Exxon Mobil Corp.	5.1%
Deere & Co.	5.1%
Chevron Corp.	5.0%
NextEra Energy, Inc.	4.9%
BHP Group Ltd.	3.6%
Iberdrola SA	3.3%
Corteva, Inc.	3.1%
Rio Tinto Plc	2.1%
Nutrien Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund changes occurred during the period ended December 31, 2024:

Effective March 15, 2024, the Fund's investment objective changed to reflect a change in the index that the Fund seeks to track from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.

Effective March 15, 2024 the Fund's contractual management fee was reduced from 0.49% to 0.40%.

Material Fund Change Objectives [Text Block]

Effective March 15, 2024, the Fund's investment objective changed to reflect a change in the index that the Fund seeks to track from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

Material Fund Change Expenses [Text Block]			Effective March 15, 2024 the Fund's contractual management fee was reduced from 0.49% to 0.40%.
Material Fund Change Strategies [Text Block]			Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.
Summary of Change Legend [Text Block]			The following material fund changes occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000244874
Shareholder Report [Line Items]
Fund Name			VanEck Office and Commercial REIT ETF
Class Name			VanEck Office and Commercial REIT ETF
Trading Symbol			DESK
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$56	0.52%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund provided positive total return during the period, despite elevated interest rates and continued distress in the office real estate sector.

  Office real estate investment trust (REIT) sector performance was supported by improved sentiment following increasing implementation of return-to-office initiatives.

  Vornado Realty Trust was the top contributor to Fund performance during the period, while Hudson Pacific Properties was the greatest detractor.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	DESK	SPTR	MVORTTRG
Sep 23	$10,000	$10,000	$10,000
Sep 23	$9,259	$9,653	$9,260
Oct 23	$8,433	$9,450	$8,437
Nov 23	$9,520	$10,313	$9,525
Dec 23	$11,170	$10,781	$11,181
Jan 24	$10,554	$10,963	$10,569
Feb 24	$10,510	$11,548	$10,530
Mar 24	$10,915	$11,920	$10,946
Apr 24	$10,300	$11,433	$10,328
May 24	$10,414	$12,000	$10,445
Jun 24	$10,584	$12,430	$10,623
Jul 24	$12,118	$12,581	$12,165
Aug 24	$12,574	$12,887	$12,630
Sep 24	$13,199	$13,162	$13,267
Oct 24	$13,318	$13,042	$13,391
Nov 24	$13,694	$13,808	$13,776
Dec 24	$12,984	$13,479	$13,064

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Office and Commercial REIT ETF	16.24%	22.59%
MarketVector™ US Listed Office and Commercial REITs Index (MVORTTRG)	16.84%	23.18%
S&P 500 Index (SPTR)	25.02%	26.22%

* Inception of Fund: 9/19/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Sep. 19, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,150,321	$ 2,150,321	$ 2,150,321
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount			$ 6,344
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,150,321 Number of Portfolio Holdings25 Portfolio Turnover Rate17% Advisory Fees Paid$6,344
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate Investment Trusts		100.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Vornado Realty Trust	9.8%
BXP, Inc.	9.7%
Kilroy Realty Corp.	9.7%
SL Green Realty Corp.	8.9%
Cousins Properties, Inc.	7.7%
Highwoods Properties, Inc.	4.7%
COPT Defense Properties	4.4%
Douglas Emmett, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Realty Income Corp.	4.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000158570
Shareholder Report [Line Items]
Fund Name			VanEck Oil Refiners ETF
Class Name			VanEck Oil Refiners ETF
Trading Symbol			CRAK
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$58	0.62%

Expenses Paid, Amount			$ 58
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, Russian sanctions and a more subdued global growth outlook weighed on energy equities, particularly in the final months of the year.

  The Fund’s exposure in the United States, Finland and Taiwan were the top detractors from performance for the period.

  The leading individual detractors from performance were Neste Corp., Formosa Petrochemical Corp. and HF Sinclair.

  The Fund’s exposure to Japan and Portugal were largest positive contributors to performance for the period.

  The leading individual contributors to performance were ENEOS, Idemitsu Kosan and Galp Energia.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	CRAK	NDUEACWF	MVCRAKTR	SPTR
Aug 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,332	$9,460	$9,323	$9,412
Sep 15	$9,134	$9,117	$9,123	$9,179
Oct 15	$9,909	$9,832	$9,931	$9,953
Nov 15	$10,344	$9,751	$10,352	$9,983
Dec 15	$10,016	$9,575	$10,059	$9,825
Jan 16	$9,563	$8,998	$9,525	$9,338
Feb 16	$9,217	$8,936	$9,226	$9,325
Mar 16	$10,301	$9,598	$10,294	$9,958
Apr 16	$10,128	$9,740	$10,201	$9,996
May 16	$9,584	$9,752	$9,603	$10,176
Jun 16	$9,456	$9,693	$9,418	$10,202
Jul 16	$9,558	$10,111	$9,560	$10,578
Aug 16	$9,813	$10,145	$9,826	$10,593
Sep 16	$10,143	$10,207	$10,123	$10,595
Oct 16	$10,291	$10,034	$10,320	$10,402
Nov 16	$10,398	$10,110	$10,384	$10,787
Dec 16	$10,972	$10,328	$10,987	$11,000
Jan 17	$10,983	$10,611	$10,982	$11,209
Feb 17	$11,446	$10,908	$11,441	$11,654
Mar 17	$11,835	$11,042	$11,820	$11,668
Apr 17	$11,956	$11,214	$11,949	$11,787
May 17	$11,835	$11,462	$11,817	$11,953
Jun 17	$12,193	$11,514	$12,181	$12,028
Jul 17	$12,950	$11,835	$12,944	$12,275
Aug 17	$13,434	$11,881	$13,403	$12,313
Sep 17	$14,044	$12,110	$14,013	$12,567
Oct 17	$14,807	$12,362	$14,777	$12,860
Nov 17	$15,385	$12,601	$15,331	$13,254
Dec 17	$16,229	$12,804	$16,217	$13,402
Jan 18	$16,656	$13,527	$16,609	$14,169
Feb 18	$15,647	$12,959	$15,719	$13,647
Mar 18	$15,946	$12,681	$15,882	$13,300
Apr 18	$17,206	$12,802	$17,216	$13,351
May 18	$17,425	$12,818	$17,416	$13,673
Jun 18	$16,918	$12,749	$16,907	$13,757
Jul 18	$18,381	$13,133	$18,355	$14,269
Aug 18	$18,605	$13,236	$18,580	$14,734
Sep 18	$18,968	$13,294	$18,950	$14,818
Oct 18	$16,918	$12,298	$16,966	$13,805
Nov 18	$16,069	$12,478	$16,058	$14,086
Dec 18	$14,733	$11,599	$14,757	$12,814
Jan 19	$16,089	$12,515	$16,055	$13,841
Feb 19	$15,838	$12,849	$15,833	$14,286
Mar 19	$15,728	$13,011	$15,751	$14,563
Apr 19	$15,794	$13,450	$15,809	$15,153
May 19	$14,274	$12,652	$14,321	$14,190
Jun 19	$15,198	$13,481	$15,206	$15,190
Jul 19	$15,301	$13,520	$15,376	$15,408
Aug 19	$14,266	$13,200	$14,289	$15,164
Sep 19	$15,429	$13,477	$15,465	$15,448
Oct 19	$16,399	$13,846	$16,457	$15,782
Nov 19	$16,017	$14,184	$16,056	$16,355
Dec 19	$16,087	$14,684	$16,153	$16,849
Jan 20	$14,351	$14,522	$14,457	$16,842
Feb 20	$12,732	$13,349	$12,652	$15,456
Mar 20	$9,622	$11,547	$9,652	$13,547
Apr 20	$11,584	$12,783	$11,576	$15,284
May 20	$12,187	$13,339	$12,103	$16,011
Jun 20	$12,131	$13,766	$12,044	$16,330
Jul 20	$11,906	$14,494	$11,859	$17,251
Aug 20	$12,010	$15,381	$12,005	$18,491
Sep 20	$11,001	$14,885	$10,978	$17,788
Oct 20	$10,389	$14,523	$10,339	$17,315
Nov 20	$13,138	$16,313	$13,143	$19,210
Dec 20	$14,237	$17,071	$14,232	$19,949
Jan 21	$14,408	$16,993	$14,435	$19,748
Feb 21	$16,063	$17,387	$16,027	$20,292
Mar 21	$15,500	$17,851	$15,464	$21,181
Apr 21	$15,983	$18,631	$15,992	$22,311
May 21	$17,004	$18,921	$16,974	$22,467
Jun 21	$16,795	$19,171	$16,763	$22,992
Jul 21	$15,586	$19,303	$15,562	$23,538
Aug 21	$15,986	$19,786	$15,989	$24,253
Sep 21	$16,627	$18,969	$16,687	$23,125
Oct 21	$17,076	$19,937	$17,075	$24,746
Nov 21	$15,062	$19,457	$15,099	$24,574
Dec 21	$15,817	$20,235	$15,864	$25,675
Jan 22	$16,480	$19,241	$16,420	$24,347
Feb 22	$16,217	$18,744	$16,192	$23,618
Mar 22	$17,562	$19,150	$17,648	$24,495
Apr 22	$17,577	$17,617	$17,720	$22,359
May 22	$19,185	$17,638	$19,265	$22,400
Jun 22	$17,298	$16,151	$17,330	$20,551
Jul 22	$17,712	$17,279	$17,679	$22,446
Aug 22	$17,990	$16,643	$18,051	$21,530
Sep 22	$15,850	$15,050	$15,924	$19,547
Oct 22	$17,590	$15,958	$17,643	$21,130
Nov 22	$19,420	$17,196	$19,373	$22,311
Dec 22	$18,743	$16,519	$18,817	$21,025
Jan 23	$19,684	$17,703	$19,708	$22,346
Feb 23	$18,913	$17,196	$19,004	$21,801
Mar 23	$19,140	$17,726	$19,156	$22,602
Apr 23	$18,517	$17,981	$18,535	$22,954
May 23	$17,434	$17,788	$17,486	$23,054
Jun 23	$18,192	$18,821	$18,233	$24,578
Jul 23	$20,087	$19,510	$20,154	$25,367
Aug 23	$20,268	$18,965	$20,332	$24,963
Sep 23	$20,828	$18,180	$20,821	$23,773
Oct 23	$19,938	$17,634	$19,858	$23,273
Nov 23	$21,009	$19,261	$20,964	$25,399
Dec 23	$21,366	$20,187	$21,371	$26,552
Jan 24	$21,898	$20,305	$21,955	$26,999
Feb 24	$22,063	$21,176	$22,031	$28,440
Mar 24	$23,871	$21,841	$23,875	$29,355
Apr 24	$22,948	$21,121	$22,994	$28,156
May 24	$22,617	$21,978	$22,546	$29,552
Jun 24	$22,353	$22,468	$22,338	$30,613
Jul 24	$22,372	$22,830	$22,386	$30,985
Aug 24	$22,387	$23,410	$22,326	$31,737
Sep 24	$21,492	$23,954	$21,433	$32,415
Oct 24	$19,497	$23,416	$19,526	$32,121
Nov 24	$19,641	$24,292	$19,611	$34,006
Dec 24	$18,168	$23,717	$18,159	$33,196

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Oil Refiners ETF	(14.97)%	2.46%	6.58%
MVIS® Global Oil Refiners Index (MVCRAKTR)	(15.03)%	2.37%	6.57%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.65%
S&P 500 Index (SPTR)	25.02%	14.53%	13.66%

* Inception of Fund: 8/18/15

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date			Aug. 18, 2015
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 24,854,244	$ 24,854,244	$ 24,854,244
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 95,766
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,854,244 Number of Portfolio Holdings26 Portfolio Turnover Rate23% Advisory Fees Paid$95,766
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Reliance Industries Ltd.	8.0%
Phillips 66	7.7%
Marathon Petroleum Corp.	6.8%
Valero Energy Corp.	6.3%
ENEOS Holdings, Inc.	6.3%
Galp Energia SGPS SA	5.5%
Idemitsu Kosan Co. Ltd.	5.2%
OMV AG	4.7%
ORLEN SA	4.4%
Neste Oyj	4.4%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105866
Shareholder Report [Line Items]
Fund Name			VanEck Oil Services ETF
Class Name			VanEck Oil Services ETF
Trading Symbol			OIH
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$33	0.35%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, Russian sanctions and a more subdued global growth outlook weighed on energy equities, particularly in the final months of the year.

  The Fund’s majority exposure to the United States contributed negatively to performance for the period.

  Leading individual detractors to return were Schlumberger Ltd., the Fund’s largest holding during the period, Haliburton Company and Transocean Ltd.

  The leading individual contributors to performance were Baker Hughes, TechnipFMC and Tenaris.

  The Fund’s exposure to the United Kingdom and Netherlands contributed positively to performance for the period.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	OIH	NDUEACWF	MVOIHTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,253	$9,844	$9,246	$9,700
Feb 15	$9,721	$10,392	$9,704	$10,257
Mar 15	$9,390	$10,231	$9,366	$10,095
Apr 15	$10,872	$10,528	$10,842	$10,192
May 15	$10,212	$10,514	$10,179	$10,323
Jun 15	$9,713	$10,266	$9,677	$10,123
Jul 15	$8,718	$10,355	$8,686	$10,335
Aug 15	$8,777	$9,646	$8,738	$9,712
Sep 15	$7,654	$9,296	$7,618	$9,471
Oct 15	$8,523	$10,026	$8,483	$10,270
Nov 15	$8,671	$9,943	$8,627	$10,301
Dec 15	$7,542	$9,764	$7,505	$10,138
Jan 16	$6,929	$9,175	$6,894	$9,635
Feb 16	$6,880	$9,112	$6,843	$9,622
Mar 16	$7,599	$9,787	$7,555	$10,275
Apr 16	$8,558	$9,931	$8,506	$10,315
May 16	$8,010	$9,944	$7,960	$10,500
Jun 16	$8,338	$9,884	$8,286	$10,527
Jul 16	$8,039	$10,310	$7,990	$10,915
Aug 16	$7,907	$10,344	$7,857	$10,931
Sep 16	$8,338	$10,408	$8,283	$10,933
Oct 16	$8,013	$10,231	$7,959	$10,733
Nov 16	$9,311	$10,309	$9,246	$11,131
Dec 16	$9,648	$10,531	$9,579	$11,351
Jan 17	$9,642	$10,819	$9,573	$11,566
Feb 17	$9,281	$11,123	$9,211	$12,025
Mar 17	$8,911	$11,259	$8,845	$12,039
Apr 17	$8,069	$11,434	$8,009	$12,163
May 17	$7,505	$11,687	$7,449	$12,334
Jun 17	$7,169	$11,740	$7,117	$12,411
Jul 17	$7,184	$12,068	$7,102	$12,666
Aug 17	$6,420	$12,114	$6,345	$12,705
Sep 17	$7,551	$12,348	$7,465	$12,967
Oct 17	$7,016	$12,605	$6,936	$13,270
Nov 17	$7,106	$12,849	$7,023	$13,677
Dec 17	$7,723	$13,056	$7,647	$13,829
Jan 18	$8,145	$13,793	$8,067	$14,621
Feb 18	$7,056	$13,213	$6,988	$14,082
Mar 18	$7,088	$12,931	$7,018	$13,724
Apr 18	$8,056	$13,054	$7,978	$13,777
May 18	$8,059	$13,070	$7,980	$14,108
Jun 18	$7,801	$13,000	$7,725	$14,195
Jul 18	$7,715	$13,392	$7,643	$14,724
Aug 18	$7,332	$13,497	$7,266	$15,203
Sep 18	$7,477	$13,555	$7,413	$15,290
Oct 18	$6,103	$12,540	$6,050	$14,245
Nov 18	$5,367	$12,723	$5,320	$14,535
Dec 18	$4,254	$11,827	$4,213	$13,223
Jan 19	$5,118	$12,761	$5,071	$14,282
Feb 19	$5,184	$13,102	$5,135	$14,741
Mar 19	$5,218	$13,267	$5,169	$15,027
Apr 19	$5,057	$13,715	$5,009	$15,636
May 19	$3,969	$12,901	$3,931	$14,642
Jun 19	$4,490	$13,746	$4,448	$15,674
Jul 19	$4,368	$13,786	$4,330	$15,899
Aug 19	$3,478	$13,459	$3,447	$15,647
Sep 19	$3,564	$13,742	$3,533	$15,940
Oct 19	$3,380	$14,119	$3,351	$16,286
Nov 19	$3,541	$14,463	$3,511	$16,877
Dec 19	$4,111	$14,973	$4,078	$17,386
Jan 20	$3,378	$14,807	$3,347	$17,379
Feb 20	$2,775	$13,611	$2,747	$15,949
Mar 20	$1,247	$11,774	$1,222	$13,979
Apr 20	$1,700	$13,035	$1,667	$15,771
May 20	$1,838	$13,602	$1,801	$16,522
Jun 20	$1,886	$14,036	$1,849	$16,850
Jul 20	$1,937	$14,779	$1,899	$17,801
Aug 20	$1,942	$15,683	$1,902	$19,080
Sep 20	$1,514	$15,178	$1,485	$18,355
Oct 20	$1,482	$14,809	$1,454	$17,867
Nov 20	$2,138	$16,634	$2,096	$19,823
Dec 20	$2,413	$17,406	$2,366	$20,585
Jan 21	$2,548	$17,327	$2,499	$20,377
Feb 21	$3,144	$17,729	$3,093	$20,939
Mar 21	$2,997	$18,202	$2,949	$21,856
Apr 21	$2,864	$18,998	$2,819	$23,022
May 21	$3,335	$19,294	$3,283	$23,183
Jun 21	$3,435	$19,548	$3,379	$23,724
Jul 21	$2,995	$19,682	$2,948	$24,288
Aug 21	$2,912	$20,175	$2,866	$25,026
Sep 21	$3,089	$19,342	$3,042	$23,863
Oct 21	$3,297	$20,329	$3,247	$25,534
Nov 21	$2,797	$19,839	$2,755	$25,357
Dec 21	$2,924	$20,633	$2,882	$26,494
Jan 22	$3,571	$19,620	$3,520	$25,123
Feb 22	$3,927	$19,113	$3,871	$24,371
Mar 22	$4,471	$19,527	$4,408	$25,276
Apr 22	$4,179	$17,964	$4,120	$23,071
May 22	$4,647	$17,985	$4,582	$23,114
Jun 22	$3,683	$16,469	$3,631	$21,206
Jul 22	$3,827	$17,619	$3,774	$23,161
Aug 22	$3,792	$16,970	$3,739	$22,217
Sep 22	$3,341	$15,346	$3,296	$20,170
Oct 22	$4,723	$16,272	$4,661	$21,804
Nov 22	$4,826	$17,534	$4,762	$23,022
Dec 22	$4,858	$16,844	$4,798	$21,696
Jan 23	$5,275	$18,051	$5,211	$23,059
Feb 23	$4,963	$17,534	$4,902	$22,496
Mar 23	$4,432	$18,075	$4,379	$23,322
Apr 23	$4,381	$18,334	$4,330	$23,686
May 23	$3,943	$18,138	$3,896	$23,789
Jun 23	$4,596	$19,191	$4,543	$25,361
Jul 23	$5,490	$19,894	$5,428	$26,176
Aug 23	$5,443	$19,338	$5,381	$25,759
Sep 23	$5,508	$18,538	$5,446	$24,531
Oct 23	$5,186	$17,981	$5,129	$24,015
Nov 23	$4,992	$19,640	$4,937	$26,208
Dec 23	$5,014	$20,584	$4,960	$27,399
Jan 24	$4,739	$20,704	$4,690	$27,859
Feb 24	$4,811	$21,593	$4,760	$29,347
Mar 24	$5,452	$22,271	$5,395	$30,291
Apr 24	$5,075	$21,536	$5,023	$29,054
May 24	$5,207	$22,411	$5,153	$30,494
Jun 24	$5,124	$22,910	$5,072	$31,589
Jul 24	$5,467	$23,279	$5,413	$31,973
Aug 24	$4,834	$23,870	$4,786	$32,749
Sep 24	$4,596	$24,425	$4,550	$33,448
Oct 24	$4,448	$23,877	$4,405	$33,145
Nov 24	$4,907	$24,770	$4,860	$35,090
Dec 24	$4,484	$24,183	$4,440	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Services ETF	(10.57)%	1.75%	(7.71)%
MVIS® US Listed Oil Services 25 Index (MVOIHTR)	(10.49)%	1.72%	(7.80)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,505,829,019	$ 1,505,829,019	$ 1,505,829,019
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 6,413,847
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,505,829,019 Number of Portfolio Holdings26 Portfolio Turnover Rate17% Advisory Fees Paid$6,413,847
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Oil & Gas Drilling		17.8%
Oil & Gas Equipment & Services		82.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Schlumberger NV	19.5%
Baker Hughes Co.	13.2%
Halliburton Co.	7.0%
Tenaris SA	5.1%
TechnipFMC Plc	4.9%
Noble Corp. Plc	4.6%
NOV, Inc.	4.5%
ChampionX Corp.	4.4%
Weatherford International Plc	4.2%
Cactus, Inc.	4.1%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000114511
Shareholder Report [Line Items]
Fund Name		VanEck Preferred Securities ex Financials ETF
Class Name		VanEck Preferred Securities ex Financials ETF
Trading Symbol		PFXF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$28Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 7.57% on a total return basis.

  The Fund had a positive total return during the period amid a benign credit environment that allowed for accumulation of coupon payments.

  Telecommunications and real estate exposures were top contributors to Fund performance during the period, while basic materials was the greatest detractor.

  From an issuer perspective, Lumen Technologies, Inc. was the top contributor performance, while Albemarle Corp. detracted the most.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	PFXF	US00	PFAN	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,243	$10,221	$10,160	$9,700
Feb 15	$10,364	$10,116	$10,282	$10,257
Mar 15	$10,235	$10,167	$10,158	$10,095
Apr 15	$10,354	$10,128	$10,282	$10,192
May 15	$10,370	$10,103	$10,302	$10,323
Jun 15	$10,088	$9,994	$10,024	$10,123
Jul 15	$10,242	$10,066	$10,176	$10,335
Aug 15	$10,150	$10,051	$10,084	$9,712
Sep 15	$9,903	$10,119	$9,843	$9,471
Oct 15	$10,107	$10,122	$10,045	$10,270
Nov 15	$10,043	$10,094	$9,986	$10,301
Dec 15	$9,969	$10,060	$10,007	$10,138
Jan 16	$10,027	$10,205	$9,962	$9,635
Feb 16	$10,119	$10,280	$10,056	$9,622
Mar 16	$10,554	$10,370	$10,490	$10,275
Apr 16	$10,745	$10,408	$10,676	$10,315
May 16	$10,852	$10,413	$10,778	$10,500
Jun 16	$11,079	$10,606	$11,012	$10,527
Jul 16	$11,235	$10,675	$11,160	$10,915
Aug 16	$11,196	$10,660	$11,116	$10,931
Sep 16	$11,126	$10,651	$11,038	$10,933
Oct 16	$10,989	$10,565	$10,911	$10,733
Nov 16	$10,553	$10,312	$10,470	$11,131
Dec 16	$10,547	$10,324	$10,539	$11,351
Jan 17	$10,920	$10,348	$10,823	$11,566
Feb 17	$11,124	$10,418	$11,008	$12,025
Mar 17	$11,176	$10,414	$11,055	$12,039
Apr 17	$11,268	$10,492	$11,140	$12,163
May 17	$11,268	$10,575	$11,129	$12,334
Jun 17	$11,363	$10,566	$11,217	$12,411
Jul 17	$11,464	$10,610	$11,309	$12,666
Aug 17	$11,528	$10,709	$11,371	$12,705
Sep 17	$11,522	$10,653	$11,361	$12,967
Oct 17	$11,529	$10,661	$11,374	$13,270
Nov 17	$11,516	$10,647	$11,362	$13,677
Dec 17	$11,417	$10,697	$11,319	$13,829
Jan 18	$11,273	$10,573	$11,121	$14,621
Feb 18	$11,266	$10,474	$11,106	$14,082
Mar 18	$11,343	$10,541	$11,188	$13,724
Apr 18	$11,333	$10,465	$11,178	$13,777
May 18	$11,454	$10,538	$11,296	$14,108
Jun 18	$11,694	$10,527	$11,534	$14,195
Jul 18	$11,777	$10,528	$11,622	$14,724
Aug 18	$11,963	$10,597	$11,821	$15,203
Sep 18	$11,767	$10,529	$11,627	$15,290
Oct 18	$11,459	$10,446	$11,325	$14,245
Nov 18	$11,264	$10,507	$11,133	$14,535
Dec 18	$10,929	$10,702	$10,877	$13,223
Jan 19	$11,803	$10,811	$11,662	$14,282
Feb 19	$12,005	$10,810	$11,866	$14,741
Mar 19	$12,178	$11,022	$12,039	$15,027
Apr 19	$12,228	$11,024	$12,100	$15,636
May 19	$12,260	$11,223	$12,131	$14,642
Jun 19	$12,516	$11,369	$12,392	$15,674
Jul 19	$12,765	$11,399	$12,642	$15,899
Aug 19	$12,871	$11,709	$12,753	$15,647
Sep 19	$13,019	$11,639	$12,904	$15,940
Oct 19	$13,031	$11,670	$12,920	$16,286
Nov 19	$12,937	$11,664	$12,830	$16,877
Dec 19	$13,132	$11,652	$13,127	$17,386
Jan 20	$13,471	$11,888	$13,369	$17,379
Feb 20	$12,664	$12,105	$12,572	$15,949
Mar 20	$10,784	$12,019	$10,711	$13,979
Apr 20	$12,162	$12,229	$12,073	$15,771
May 20	$12,443	$12,291	$12,357	$16,522
Jun 20	$12,148	$12,374	$12,053	$16,850
Jul 20	$12,864	$12,565	$12,768	$17,801
Aug 20	$13,104	$12,461	$13,010	$19,080
Sep 20	$13,013	$12,459	$12,920	$18,355
Oct 20	$13,193	$12,398	$13,101	$17,867
Nov 20	$13,811	$12,519	$13,720	$19,823
Dec 20	$14,181	$12,533	$14,179	$20,585
Jan 21	$14,122	$12,435	$14,038	$20,377
Feb 21	$13,939	$12,213	$13,854	$20,939
Mar 21	$14,474	$12,084	$14,391	$21,856
Apr 21	$14,690	$12,188	$14,630	$23,022
May 21	$14,797	$12,225	$14,735	$23,183
Jun 21	$15,015	$12,328	$14,944	$23,724
Jul 21	$15,249	$12,461	$15,189	$24,288
Aug 21	$15,319	$12,444	$15,294	$25,026
Sep 21	$15,128	$12,325	$15,096	$23,863
Oct 21	$15,580	$12,327	$15,531	$25,534
Nov 21	$15,125	$12,376	$15,129	$25,357
Dec 21	$15,912	$12,335	$15,878	$26,494
Jan 22	$15,151	$12,077	$15,143	$25,123
Feb 22	$14,669	$11,924	$14,690	$24,371
Mar 22	$15,039	$11,590	$15,049	$25,276
Apr 22	$14,160	$11,164	$14,144	$23,071
May 22	$14,472	$11,212	$14,463	$23,114
Jun 22	$13,450	$11,062	$13,490	$21,206
Jul 22	$14,367	$11,317	$14,387	$23,161
Aug 22	$13,892	$11,010	$13,923	$22,217
Sep 22	$13,028	$10,525	$13,100	$20,170
Oct 22	$12,788	$10,381	$12,875	$21,804
Nov 22	$13,414	$10,757	$13,515	$23,022
Dec 22	$12,871	$10,712	$12,955	$21,696
Jan 23	$14,205	$11,034	$14,288	$23,059
Feb 23	$13,981	$10,757	$14,077	$22,496
Mar 23	$13,723	$11,030	$13,816	$23,322
Apr 23	$13,806	$11,100	$13,897	$23,686
May 23	$13,620	$10,980	$13,706	$23,789
Jun 23	$14,059	$10,940	$14,180	$25,361
Jul 23	$14,087	$10,931	$14,197	$26,176
Aug 23	$14,080	$10,862	$14,198	$25,759
Sep 23	$13,565	$10,592	$13,685	$24,531
Oct 23	$12,945	$10,428	$13,054	$24,015
Nov 23	$14,072	$10,886	$14,193	$26,208
Dec 23	$14,339	$11,290	$14,468	$27,399
Jan 24	$14,670	$11,276	$14,802	$27,859
Feb 24	$14,919	$11,122	$15,053	$29,347
Mar 24	$14,835	$11,215	$14,997	$30,291
Apr 24	$14,502	$10,945	$14,654	$29,054
May 24	$15,091	$11,130	$15,247	$30,494
Jun 24	$14,814	$11,237	$14,958	$31,589
Jul 24	$14,786	$11,497	$14,961	$31,973
Aug 24	$15,373	$11,660	$15,579	$32,749
Sep 24	$15,868	$11,817	$16,070	$33,448
Oct 24	$15,715	$11,528	$15,905	$33,145
Nov 24	$15,800	$11,644	$16,000	$35,090
Dec 24	$15,599	$11,456	$15,860	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Preferred Securities ex Financials ETF	8.79%	3.50%	4.55%
ICE Exchange-Listed Fixed & Adj Rate Non-Financial Pref Sec Ind (PFAN)	9.62%	3.85%	4.72%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

PFAN replaced the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) effective June 1, 2021. Index history prior to June 1, 2021 reflects the performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,901,051,826	$ 1,901,051,826	$ 1,901,051,826
Holdings Count | Holding	100	100	100
Advisory Fees Paid, Amount		$ 4,898,451
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,901,051,826 Number of Portfolio Holdings100 Portfolio Turnover Rate30% Advisory Fees Paid$4,898,451
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		2.4%
Diversified Retail		1.3%
Investment Banking & Investment Services		1.4%
Real Estate Operations		1.9%
Machinery; Equipment & Components		2.1%
Chemicals		3.5%
Multiline Utilities		3.6%
Computers Phones & Household Electronics		3.6%
Automobiles & Auto Parts		3.8%
Food & Tobacco		4.5%
Telecommunications Services		13.1%
Aerospace & Defense		13.2%
Residential & Commercial REITs		21.0%
Electric Utilities & IPPs		24.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Boeing Co., 6.00%, 10/15/2027	13.2%
NextEra Energy, Inc., 7.30%, 6/1/2027	3.7%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.6%
Albemarle Corp., 7.25%, 3/1/2027	3.5%
NextEra Energy, Inc., 6.93%, 9/1/2025	3.1%
AT&T, Inc., 4.75%	2.6%
NextEra Energy, Inc., 7.23%, 11/1/2027	2.6%
AT&T, Inc., 5.35%, 11/1/2066	2.4%
AT&T, Inc., 5.00%	1.9%
Duke Energy Corp., 5.75%	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: During the period, the Fund's fiscal year-end changed from April 30 to December 31.
Summary of Change Legend [Text Block]		The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000092114
Shareholder Report [Line Items]
Fund Name			VanEck Rare Earth and Strategic Metals ETF
Class Name			VanEck Rare Earth and Strategic Metals ETF
Trading Symbol			REMX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$47	0.58%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s exposure to Australia was by far the leading detractor from performance for the period, followed by Canada and the United Kingdom.

  The leading individual detractors from performance were Liontown Resources, Pilbara Minerals and Albermarle.

  The Fund’s exposure to China was the largest positive contributor to performance for the period, albeit a very small positive contribution.

  The leading individual contributors to performance were China Northern Rare Earth, Xiamen Tungsten, and Jinduicheng Molybdenum Co.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	REMX	NDUEACWF	MVREMXTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,388	$9,844	$9,385	$9,700
Feb 15	$10,447	$10,392	$10,417	$10,257
Mar 15	$9,859	$10,231	$9,820	$10,095
Apr 15	$10,820	$10,528	$10,783	$10,192
May 15	$10,239	$10,514	$10,181	$10,323
Jun 15	$8,792	$10,266	$8,734	$10,123
Jul 15	$7,623	$10,355	$7,545	$10,335
Aug 15	$6,846	$9,646	$6,773	$9,712
Sep 15	$5,889	$9,296	$5,802	$9,471
Oct 15	$6,359	$10,026	$6,302	$10,270
Nov 15	$6,120	$9,943	$6,046	$10,301
Dec 15	$5,624	$9,764	$5,589	$10,138
Jan 16	$4,888	$9,175	$4,800	$9,635
Feb 16	$5,398	$9,112	$5,344	$9,622
Mar 16	$6,047	$9,787	$5,979	$10,275
Apr 16	$6,610	$9,931	$6,574	$10,315
May 16	$6,569	$9,944	$6,499	$10,500
Jun 16	$6,799	$9,884	$6,675	$10,527
Jul 16	$7,021	$10,310	$6,931	$10,915
Aug 16	$6,947	$10,344	$6,869	$10,931
Sep 16	$6,610	$10,408	$6,551	$10,933
Oct 16	$6,586	$10,231	$6,557	$10,733
Nov 16	$7,190	$10,309	$7,160	$11,131
Dec 16	$7,105	$10,531	$7,078	$11,351
Jan 17	$7,883	$10,819	$7,810	$11,566
Feb 17	$8,157	$11,123	$8,089	$12,025
Mar 17	$7,564	$11,259	$7,491	$12,039
Apr 17	$7,232	$11,434	$7,166	$12,163
May 17	$7,316	$11,687	$7,223	$12,334
Jun 17	$7,396	$11,740	$7,318	$12,411
Jul 17	$9,061	$12,068	$8,955	$12,666
Aug 17	$9,742	$12,114	$9,595	$12,705
Sep 17	$10,755	$12,348	$10,586	$12,967
Oct 17	$11,453	$12,605	$11,259	$13,270
Nov 17	$12,041	$12,849	$11,818	$13,677
Dec 17	$12,892	$13,056	$12,729	$13,829
Jan 18	$13,295	$13,793	$13,108	$14,621
Feb 18	$13,026	$13,213	$12,926	$14,082
Mar 18	$12,081	$12,931	$11,786	$13,724
Apr 18	$11,834	$13,054	$11,650	$13,777
May 18	$11,145	$13,070	$10,935	$14,108
Jun 18	$10,079	$13,000	$9,867	$14,195
Jul 18	$9,603	$13,392	$9,421	$14,724
Aug 18	$8,805	$13,497	$8,642	$15,203
Sep 18	$8,775	$13,555	$8,604	$15,290
Oct 18	$7,770	$12,540	$7,582	$14,245
Nov 18	$8,060	$12,723	$7,845	$14,535
Dec 18	$6,614	$11,827	$6,477	$13,223
Jan 19	$7,116	$12,761	$6,866	$14,282
Feb 19	$7,765	$13,102	$7,517	$14,741
Mar 19	$7,638	$13,267	$7,378	$15,027
Apr 19	$7,038	$13,715	$6,787	$15,636
May 19	$7,282	$12,901	$7,045	$14,642
Jun 19	$7,365	$13,746	$7,098	$15,674
Jul 19	$6,804	$13,786	$6,609	$15,899
Aug 19	$5,974	$13,459	$5,762	$15,647
Sep 19	$6,188	$13,742	$5,963	$15,940
Oct 19	$6,094	$14,119	$5,872	$16,286
Nov 19	$6,137	$14,463	$5,905	$16,877
Dec 19	$6,674	$14,973	$6,428	$17,386
Jan 20	$6,337	$14,807	$6,190	$17,379
Feb 20	$5,596	$13,611	$5,327	$15,949
Mar 20	$4,641	$11,774	$4,498	$13,979
Apr 20	$5,206	$13,035	$5,045	$15,771
May 20	$5,550	$13,602	$5,324	$16,522
Jun 20	$5,663	$14,036	$5,386	$16,850
Jul 20	$6,539	$14,779	$6,256	$17,801
Aug 20	$6,803	$15,683	$6,539	$19,080
Sep 20	$6,335	$15,178	$6,000	$18,355
Oct 20	$6,685	$14,809	$6,348	$17,867
Nov 20	$9,022	$16,634	$8,574	$19,823
Dec 20	$10,893	$17,406	$10,384	$20,585
Jan 21	$12,506	$17,327	$11,997	$20,377
Feb 21	$13,861	$17,729	$13,236	$20,939
Mar 21	$12,478	$18,202	$11,873	$21,856
Apr 21	$13,350	$18,998	$12,824	$23,022
May 21	$13,853	$19,294	$13,540	$23,183
Jun 21	$14,231	$19,548	$13,657	$23,724
Jul 21	$17,945	$19,682	$17,257	$24,288
Aug 21	$19,562	$20,175	$18,926	$25,026
Sep 21	$17,246	$19,342	$16,827	$23,863
Oct 21	$19,349	$20,329	$18,649	$25,534
Nov 21	$20,513	$19,839	$19,916	$25,357
Dec 21	$19,618	$20,633	$18,979	$26,494
Jan 22	$17,800	$19,620	$17,027	$25,123
Feb 22	$19,298	$19,113	$18,530	$24,371
Mar 22	$20,743	$19,527	$20,304	$25,276
Apr 22	$16,760	$17,964	$16,579	$23,071
May 22	$17,904	$17,985	$17,471	$23,114
Jun 22	$15,278	$16,469	$14,284	$21,206
Jul 22	$16,292	$17,619	$15,039	$23,161
Aug 22	$16,870	$16,970	$15,921	$22,217
Sep 22	$14,632	$15,346	$13,886	$20,170
Oct 22	$15,061	$16,272	$14,185	$21,804
Nov 22	$16,335	$17,534	$15,144	$23,022
Dec 22	$13,599	$16,844	$12,862	$21,696
Jan 23	$16,913	$18,051	$15,837	$23,059
Feb 23	$15,111	$17,534	$14,406	$22,496
Mar 23	$14,565	$18,075	$13,787	$23,322
Apr 23	$14,201	$18,334	$13,402	$23,686
May 23	$14,140	$18,138	$13,437	$23,789
Jun 23	$14,838	$19,191	$14,079	$25,361
Jul 23	$14,557	$19,894	$13,818	$26,176
Aug 23	$12,624	$19,338	$12,028	$25,759
Sep 23	$11,928	$18,538	$11,377	$24,531
Oct 23	$10,206	$17,981	$9,642	$24,015
Nov 23	$10,154	$19,640	$9,618	$26,208
Dec 23	$11,017	$20,584	$10,493	$27,399
Jan 24	$8,584	$20,704	$8,088	$27,859
Feb 24	$9,336	$21,593	$8,805	$29,347
Mar 24	$9,151	$22,271	$8,615	$30,291
Apr 24	$9,006	$21,536	$8,622	$29,054
May 24	$9,263	$22,411	$8,771	$30,494
Jun 24	$7,594	$22,910	$7,200	$31,589
Jul 24	$7,451	$23,279	$7,043	$31,973
Aug 24	$7,195	$23,870	$6,881	$32,749
Sep 24	$8,282	$24,425	$7,956	$33,448
Oct 24	$8,315	$23,877	$7,973	$33,145
Nov 24	$8,187	$24,770	$7,868	$35,090
Dec 24	$7,132	$24,183	$6,886	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Rare Earth and Strategic Metals ETF	(35.27)%	1.34%	(3.32)%
MVIS® Global Rare Earth/Strategic Metals Index (MVREMXTR)	(34.38)%	1.38%	(3.66)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 219,591,299	$ 219,591,299	$ 219,591,299
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount			$ 1,502,321
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$219,591,299 Number of Portfolio Holdings25 Portfolio Turnover Rate34% Advisory Fees Paid$1,502,321
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		99.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Arcadium Lithium Plc	8.8%
Albemarle Corp.	7.3%
Sociedad Quimica y Minera de Chile SA	6.9%
China Northern Rare Earth Group High-Tech Co. Ltd.	6.5%
Lynas Rare Earths Ltd.	5.8%
Pilbara Minerals Ltd.	5.1%
MP Materials Corp.	4.8%
Jinduicheng Molybdenum Co. Ltd.	4.5%
Xiamen Tungsten Co. Ltd.	4.5%
Ganfeng Lithium Group Co. Ltd.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, the Fund's name changed from VanEck Rare Earth/Strategic Metals ETF to VanEck Rare Earth and Strategic Metals ETF.

Material Fund Change Name [Text Block]			Effective May 1, 2024, the Fund's name changed from VanEck Rare Earth/Strategic Metals ETF to VanEck Rare Earth and Strategic Metals ETF.
Summary of Change Legend [Text Block]			The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000047032
Shareholder Report [Line Items]
Fund Name			VanEck Russia ETF
Class Name			VanEck Russia ETF
Trading Symbol			RSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$100	0.32%

Expenses Paid, Amount			$ 100
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted from sales of investments which were previously being fair valued at zero, a corporate action, securities loaned close outs, and interest on money market fund holdings.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

	RSX	NDUEACWF	SPTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,501	$9,844	$9,700
Feb 15	$11,580	$10,392	$10,257
Mar 15	$11,270	$10,231	$10,095
Apr 15	$12,973	$10,528	$10,192
May 15	$12,505	$10,514	$10,323
Jun 15	$11,897	$10,266	$10,123
Jul 15	$11,290	$10,355	$10,335
Aug 15	$10,742	$9,646	$9,712
Sep 15	$10,346	$9,296	$9,471
Oct 15	$11,026	$10,026	$10,270
Nov 15	$11,026	$9,943	$10,301
Dec 15	$10,039	$9,764	$10,138
Jan 16	$9,827	$9,175	$9,635
Feb 16	$9,855	$9,112	$9,622
Mar 16	$11,256	$9,787	$10,275
Apr 16	$12,137	$9,931	$10,315
May 16	$11,625	$9,944	$10,500
Jun 16	$11,967	$9,884	$10,527
Jul 16	$12,206	$10,310	$10,915
Aug 16	$12,459	$10,344	$10,931
Sep 16	$12,746	$10,408	$10,933
Oct 16	$12,643	$10,231	$10,733
Nov 16	$13,238	$10,309	$11,131
Dec 16	$14,649	$10,531	$11,351
Jan 17	$14,958	$10,819	$11,566
Feb 17	$14,145	$11,123	$12,025
Mar 17	$14,367	$11,259	$12,039
Apr 17	$14,506	$11,434	$12,163
May 17	$13,728	$11,687	$12,334
Jun 17	$13,242	$11,740	$12,411
Jul 17	$13,811	$12,068	$12,666
Aug 17	$14,819	$12,114	$12,705
Sep 17	$15,465	$12,348	$12,967
Oct 17	$15,201	$12,605	$13,270
Nov 17	$15,055	$12,849	$13,677
Dec 17	$15,325	$13,056	$13,829
Jan 18	$16,985	$13,793	$14,621
Feb 18	$16,891	$13,213	$14,082
Mar 18	$16,362	$12,931	$13,724
Apr 18	$15,383	$13,054	$13,777
May 18	$15,253	$13,070	$14,108
Jun 18	$15,180	$13,000	$14,195
Jul 18	$15,753	$13,392	$14,724
Aug 18	$14,506	$13,497	$15,203
Sep 18	$15,731	$13,555	$15,290
Oct 18	$15,086	$12,540	$14,245
Nov 18	$14,897	$12,723	$14,535
Dec 18	$14,333	$11,827	$13,223
Jan 19	$16,103	$12,761	$14,282
Feb 19	$15,683	$13,102	$14,741
Mar 19	$15,783	$13,267	$15,027
Apr 19	$16,400	$13,715	$15,636
May 19	$16,568	$12,901	$14,642
Jun 19	$18,109	$13,746	$15,674
Jul 19	$17,985	$13,786	$15,899
Aug 19	$17,067	$13,459	$15,647
Sep 19	$17,421	$13,742	$15,940
Oct 19	$18,417	$14,119	$16,286
Nov 19	$18,557	$14,463	$16,877
Dec 19	$20,123	$14,973	$17,386
Jan 20	$19,814	$14,807	$17,379
Feb 20	$17,330	$13,611	$15,949
Mar 20	$13,546	$11,774	$13,979
Apr 20	$15,392	$13,035	$15,771
May 20	$16,587	$13,602	$16,522
Jun 20	$16,784	$14,036	$16,850
Jul 20	$17,603	$14,779	$17,801
Aug 20	$18,238	$15,683	$19,080
Sep 20	$16,913	$15,178	$18,355
Oct 20	$15,753	$14,809	$17,867
Nov 20	$18,208	$16,634	$19,823
Dec 20	$19,846	$17,406	$20,585
Jan 21	$19,710	$17,327	$20,377
Feb 21	$20,445	$17,729	$20,939
Mar 21	$21,442	$18,202	$21,856
Apr 21	$21,555	$18,998	$23,022
May 21	$23,380	$19,294	$23,183
Jun 21	$24,172	$19,548	$23,724
Jul 21	$23,887	$19,682	$24,288
Aug 21	$24,435	$20,175	$25,026
Sep 21	$25,295	$19,342	$23,863
Oct 21	$26,581	$20,329	$25,534
Nov 21	$23,470	$19,839	$25,357
Dec 21	$23,566	$20,633	$26,494
Jan 22	$21,153	$19,620	$25,123
Feb 22	$6,896	$19,113	$24,371
Mar 22	$301	$19,527	$25,276
Apr 22	$298	$17,964	$23,071
May 22	$277	$17,985	$23,114
Jun 22	$356	$16,469	$21,206
Jul 22	$333	$17,619	$23,161
Aug 22	$327	$16,970	$22,217
Sep 22	$305	$15,346	$20,170
Oct 22	$304	$16,272	$21,804
Nov 22	$334	$17,534	$23,022
Dec 22	$324	$16,844	$21,696
Jan 23	$325	$18,051	$23,059
Feb 23	$327	$17,534	$22,496
Mar 23	$329	$18,075	$23,322
Apr 23	$330	$18,334	$23,686
May 23	$506	$18,138	$23,789
Jun 23	$661	$19,191	$25,361
Jul 23	$663	$19,894	$26,176
Aug 23	$669	$19,338	$25,759
Sep 23	$1,271	$18,538	$24,531
Oct 23	$1,276	$17,981	$24,015
Nov 23	$1,282	$19,640	$26,208
Dec 23	$1,286	$20,584	$27,399
Jan 24	$3,796	$20,704	$27,859
Feb 24	$3,905	$21,593	$29,347
Mar 24	$3,921	$22,271	$30,291
Apr 24	$3,954	$21,536	$29,054
May 24	$3,952	$22,411	$30,494
Jun 24	$6,075	$22,910	$31,589
Jul 24	$6,119	$23,279	$31,973
Aug 24	$6,488	$23,870	$32,749
Sep 24	$6,514	$24,425	$33,448
Oct 24	$6,661	$23,877	$33,145
Nov 24	$6,693	$24,770	$35,090
Dec 24	$6,710	$24,183	$34,254

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 32,177,706	$ 32,177,706	$ 32,177,706
Holdings Count | Holding	29	29	29
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$32,177,706 Number of Portfolio Holdings29 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.5)%
Money Market Fund		100.5%
Footnote	Description
Footnote*	Includes securities being fair valued at zero.

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.32% for the year ended December 31, 2024 from 0.47% for the year ended December 31, 2023 primarily as a result of increased average net assets.

Material Fund Change Expenses [Text Block]			The Fund's net expense ratio decreased to 0.32% for the year ended December 31, 2024 from 0.47% for the year ended December 31, 2023 primarily as a result of increased average net assets.
Summary of Change Legend [Text Block]			The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000098930
Shareholder Report [Line Items]
Fund Name			VanEck Russia Small-Cap ETF
Class Name			VanEck Russia Small-Cap ETF
Trading Symbol			RSXJ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$282	0.72%

Expenses Paid, Amount			$ 282
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted from sales of investments which were previously being fair valued at zero and interest on money market fund holdings.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

	RSXJ	NDUEACWF	SPTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,398	$9,844	$9,700
Feb 15	$11,352	$10,392	$10,257
Mar 15	$10,867	$10,231	$10,095
Apr 15	$12,592	$10,528	$10,192
May 15	$12,561	$10,514	$10,323
Jun 15	$11,413	$10,266	$10,123
Jul 15	$10,934	$10,355	$10,335
Aug 15	$10,133	$9,646	$9,712
Sep 15	$9,520	$9,296	$9,471
Oct 15	$10,898	$10,026	$10,270
Nov 15	$10,770	$9,943	$10,301
Dec 15	$10,048	$9,764	$10,138
Jan 16	$9,137	$9,175	$9,635
Feb 16	$9,465	$9,112	$9,622
Mar 16	$11,609	$9,787	$10,275
Apr 16	$12,676	$9,931	$10,315
May 16	$12,832	$9,944	$10,500
Jun 16	$13,919	$9,884	$10,527
Jul 16	$14,705	$10,310	$10,915
Aug 16	$15,397	$10,344	$10,931
Sep 16	$16,479	$10,408	$10,933
Oct 16	$17,322	$10,231	$10,733
Nov 16	$18,477	$10,309	$11,131
Dec 16	$20,203	$10,531	$11,351
Jan 17	$21,651	$10,819	$11,566
Feb 17	$21,013	$11,123	$12,025
Mar 17	$21,768	$11,259	$12,039
Apr 17	$21,757	$11,434	$12,163
May 17	$21,901	$11,687	$12,334
Jun 17	$20,843	$11,740	$12,411
Jul 17	$21,316	$12,068	$12,666
Aug 17	$22,921	$12,114	$12,705
Sep 17	$22,666	$12,348	$12,967
Oct 17	$22,964	$12,605	$13,270
Nov 17	$21,794	$12,849	$13,677
Dec 17	$22,428	$13,056	$13,829
Jan 18	$23,795	$13,793	$14,621
Feb 18	$23,492	$13,213	$14,082
Mar 18	$23,299	$12,931	$13,724
Apr 18	$21,022	$13,054	$13,777
May 18	$20,735	$13,070	$14,108
Jun 18	$19,903	$13,000	$14,195
Jul 18	$19,611	$13,392	$14,724
Aug 18	$17,962	$13,497	$15,203
Sep 18	$17,846	$13,555	$15,290
Oct 18	$16,760	$12,540	$14,245
Nov 18	$17,036	$12,723	$14,535
Dec 18	$15,905	$11,827	$13,223
Jan 19	$17,880	$12,761	$14,282
Feb 19	$17,777	$13,102	$14,741
Mar 19	$17,685	$13,267	$15,027
Apr 19	$18,019	$13,715	$15,636
May 19	$18,192	$12,901	$14,642
Jun 19	$19,902	$13,746	$15,674
Jul 19	$20,247	$13,786	$15,899
Aug 19	$19,551	$13,459	$15,647
Sep 19	$19,646	$13,742	$15,940
Oct 19	$19,776	$14,119	$16,286
Nov 19	$20,215	$14,463	$16,877
Dec 19	$21,657	$14,973	$17,386
Jan 20	$22,975	$14,807	$17,379
Feb 20	$20,581	$13,611	$15,949
Mar 20	$14,530	$11,774	$13,979
Apr 20	$16,441	$13,035	$15,771
May 20	$17,569	$13,602	$16,522
Jun 20	$18,806	$14,036	$16,850
Jul 20	$19,958	$14,779	$17,801
Aug 20	$20,574	$15,683	$19,080
Sep 20	$19,734	$15,178	$18,355
Oct 20	$18,745	$14,809	$17,867
Nov 20	$21,698	$16,634	$19,823
Dec 20	$22,790	$17,406	$20,585
Jan 21	$22,530	$17,327	$20,377
Feb 21	$23,292	$17,729	$20,939
Mar 21	$22,933	$18,202	$21,856
Apr 21	$23,046	$18,998	$23,022
May 21	$23,595	$19,294	$23,183
Jun 21	$23,111	$19,548	$23,724
Jul 21	$23,086	$19,682	$24,288
Aug 21	$24,101	$20,175	$25,026
Sep 21	$23,688	$19,342	$23,863
Oct 21	$25,007	$20,329	$25,534
Nov 21	$22,408	$19,839	$25,357
Dec 21	$22,043	$20,633	$26,494
Jan 22	$19,859	$19,620	$25,123
Feb 22	$8,564	$19,113	$24,371
Mar 22	$502	$19,527	$25,276
Apr 22	$448	$17,964	$23,071
May 22	$453	$17,985	$23,114
Jun 22	$428	$16,469	$21,206
Jul 22	$428	$17,619	$23,161
Aug 22	$416	$16,970	$22,217
Sep 22	$379	$15,346	$20,170
Oct 22	$350	$16,272	$21,804
Nov 22	$323	$17,534	$23,022
Dec 22	$295	$16,844	$21,696
Jan 23	$292	$18,051	$23,059
Feb 23	$294	$17,534	$22,496
Mar 23	$295	$18,075	$23,322
Apr 23	$295	$18,334	$23,686
May 23	$295	$18,138	$23,789
Jun 23	$296	$19,191	$25,361
Jul 23	$306	$19,894	$26,176
Aug 23	$307	$19,338	$25,759
Sep 23	$309	$18,538	$24,531
Oct 23	$310	$17,981	$24,015
Nov 23	$312	$19,640	$26,208
Dec 23	$312	$20,584	$27,399
Jan 24	$313	$20,704	$27,859
Feb 24	$316	$21,593	$29,347
Mar 24	$317	$22,271	$30,291
Apr 24	$318	$21,536	$29,054
May 24	$320	$22,411	$30,494
Jun 24	$321	$22,910	$31,589
Jul 24	$1,388	$23,279	$31,973
Aug 24	$1,393	$23,870	$32,749
Sep 24	$2,094	$24,425	$33,448
Oct 24	$2,101	$23,877	$33,145
Nov 24	$2,119	$24,770	$35,090
Dec 24	$2,125	$24,183	$34,254

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 338,805	$ 338,805	$ 338,805
Holdings Count | Holding	23	23	23
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$338,805 Number of Portfolio Holdings23 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(18.6)%
Money Market Fund		118.6%
Footnote	Description
Footnote*	Includes securities being fair valued at zero.

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000037682
Shareholder Report [Line Items]
Fund Name			VanEck Steel ETF
Class Name			VanEck Steel ETF
Trading Symbol			SLX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$51	0.56%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s notable exposure to materials was the leading sector detractor from performance while exposure to Brazil, the United States and South Korea were the leading detractors from performance for the period.

  The leading individual detractors from performance were Vale, Companhia Sinderurgica Nacional and Cleveland-Cliffs.

  The Fund’s exposure to energy was the only contributing sector to performance and Canada was the only positive country contributor to performance for the period.

  The leading individual contributors to performance were Carpenter Technology, ATI and Tenaris.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	SLX	NDUEACWF	SPTR	STEELTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$8,925	$9,844	$9,700	$8,927
Feb 15	$9,594	$10,392	$10,257	$9,595
Mar 15	$8,801	$10,231	$10,095	$8,806
Apr 15	$9,952	$10,528	$10,192	$9,966
May 15	$9,312	$10,514	$10,323	$9,324
Jun 15	$8,581	$10,266	$10,123	$8,592
Jul 15	$7,602	$10,355	$10,335	$7,614
Aug 15	$7,173	$9,646	$9,712	$7,185
Sep 15	$6,107	$9,296	$9,471	$6,102
Oct 15	$6,733	$10,026	$10,270	$6,717
Nov 15	$6,336	$9,943	$10,301	$6,316
Dec 15	$5,797	$9,764	$10,138	$5,784
Jan 16	$5,215	$9,175	$9,635	$5,201
Feb 16	$5,779	$9,112	$9,622	$5,762
Mar 16	$7,413	$9,787	$10,275	$7,372
Apr 16	$8,803	$9,931	$10,315	$8,749
May 16	$7,410	$9,944	$10,500	$7,363
Jun 16	$8,209	$9,884	$10,527	$8,155
Jul 16	$9,554	$10,310	$10,915	$9,489
Aug 16	$8,835	$10,344	$10,931	$8,774
Sep 16	$9,186	$10,408	$10,933	$9,121
Oct 16	$9,863	$10,231	$10,733	$9,796
Nov 16	$11,775	$10,309	$11,131	$11,698
Dec 16	$11,349	$10,531	$11,351	$11,270
Jan 17	$12,373	$10,819	$11,566	$12,289
Feb 17	$12,856	$11,123	$12,025	$12,777
Mar 17	$12,112	$11,259	$12,039	$12,048
Apr 17	$11,412	$11,434	$12,163	$11,359
May 17	$10,965	$11,687	$12,334	$10,916
Jun 17	$11,556	$11,740	$12,411	$11,504
Jul 17	$12,352	$12,068	$12,666	$12,301
Aug 17	$12,802	$12,114	$12,705	$12,754
Sep 17	$12,658	$12,348	$12,967	$12,614
Oct 17	$12,712	$12,605	$13,270	$12,673
Nov 17	$12,718	$12,849	$13,677	$12,682
Dec 17	$14,058	$13,056	$13,829	$14,046
Jan 18	$15,204	$13,793	$14,621	$15,189
Feb 18	$15,114	$13,213	$14,082	$15,107
Mar 18	$14,072	$12,931	$13,724	$14,064
Apr 18	$14,881	$13,054	$13,777	$14,875
May 18	$14,705	$13,070	$14,108	$14,708
Jun 18	$13,930	$13,000	$14,195	$13,940
Jul 18	$14,733	$13,392	$14,724	$14,750
Aug 18	$13,568	$13,497	$15,203	$13,590
Sep 18	$14,118	$13,555	$15,290	$14,155
Oct 18	$13,109	$12,540	$14,245	$13,149
Nov 18	$12,347	$12,723	$14,535	$12,383
Dec 18	$11,395	$11,827	$13,223	$11,426
Jan 19	$12,964	$12,761	$14,282	$12,985
Feb 19	$13,082	$13,102	$14,741	$13,109
Mar 19	$13,069	$13,267	$15,027	$13,104
Apr 19	$12,601	$13,715	$15,636	$12,637
May 19	$11,490	$12,901	$14,642	$11,528
Jun 19	$12,801	$13,746	$15,674	$12,848
Jul 19	$12,178	$13,786	$15,899	$12,227
Aug 19	$10,657	$13,459	$15,647	$10,699
Sep 19	$11,083	$13,742	$15,940	$11,132
Oct 19	$11,274	$14,119	$16,286	$11,330
Nov 19	$11,998	$14,463	$16,877	$12,062
Dec 19	$12,651	$14,973	$17,386	$12,751
Jan 20	$11,270	$14,807	$17,379	$11,344
Feb 20	$9,848	$13,611	$15,949	$9,919
Mar 20	$7,350	$11,774	$13,979	$7,390
Apr 20	$7,988	$13,035	$15,771	$8,034
May 20	$8,749	$13,602	$16,522	$8,804
Jun 20	$9,258	$14,036	$16,850	$9,319
Jul 20	$9,601	$14,779	$17,801	$9,668
Aug 20	$10,323	$15,683	$19,080	$10,408
Sep 20	$10,369	$15,178	$18,355	$10,461
Oct 20	$10,749	$14,809	$17,867	$10,861
Nov 20	$13,334	$16,634	$19,823	$13,476
Dec 20	$15,254	$17,406	$20,585	$15,465
Jan 21	$14,817	$17,327	$20,377	$15,029
Feb 21	$16,598	$17,729	$20,939	$16,843
Mar 21	$19,066	$18,202	$21,856	$19,399
Apr 21	$20,270	$18,998	$23,022	$20,627
May 21	$21,624	$19,294	$23,183	$22,018
Jun 21	$21,206	$19,548	$23,724	$21,606
Jul 21	$22,152	$19,682	$24,288	$22,579
Aug 21	$21,389	$20,175	$25,026	$21,812
Sep 21	$18,889	$19,342	$23,863	$19,258
Oct 21	$19,268	$20,329	$25,534	$19,665
Nov 21	$17,777	$19,839	$25,357	$18,151
Dec 21	$19,511	$20,633	$26,494	$19,926
Jan 22	$19,186	$19,620	$25,123	$19,602
Feb 22	$22,002	$19,113	$24,371	$22,488
Mar 22	$24,870	$19,527	$25,276	$25,467
Apr 22	$22,825	$17,964	$23,071	$23,384
May 22	$23,037	$17,985	$23,114	$23,622
Jun 22	$18,145	$16,469	$21,206	$18,595
Jul 22	$19,760	$17,619	$23,161	$20,254
Aug 22	$19,382	$16,970	$22,217	$19,881
Sep 22	$17,474	$15,346	$20,170	$17,912
Oct 22	$19,456	$16,272	$21,804	$19,948
Nov 22	$22,875	$17,534	$23,022	$23,461
Dec 22	$22,218	$16,844	$21,696	$22,848
Jan 23	$26,141	$18,051	$23,059	$26,903
Feb 23	$25,399	$17,534	$22,496	$26,152
Mar 23	$24,534	$18,075	$23,322	$25,289
Apr 23	$23,411	$18,334	$23,686	$24,143
May 23	$21,384	$18,138	$23,789	$22,068
Jun 23	$24,605	$19,191	$25,361	$25,417
Jul 23	$27,165	$19,894	$26,176	$28,071
Aug 23	$25,917	$19,338	$25,759	$26,800
Sep 23	$25,142	$18,538	$24,531	$26,013
Oct 23	$24,066	$17,981	$24,015	$24,908
Nov 23	$26,894	$19,640	$26,208	$27,847
Dec 23	$29,157	$20,584	$27,399	$30,288
Jan 24	$27,438	$20,704	$27,859	$28,513
Feb 24	$27,911	$21,593	$29,347	$29,018
Mar 24	$28,662	$22,271	$30,291	$29,827
Apr 24	$27,187	$21,536	$29,054	$28,307
May 24	$28,214	$22,411	$30,494	$29,404
Jun 24	$26,322	$22,910	$31,589	$27,441
Jul 24	$27,747	$23,279	$31,973	$28,939
Aug 24	$26,372	$23,870	$32,749	$27,529
Sep 24	$27,833	$24,425	$33,448	$29,063
Oct 24	$26,516	$23,877	$33,145	$27,699
Nov 24	$28,136	$24,770	$35,090	$29,401
Dec 24	$23,928	$24,183	$34,254	$25,029

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Steel ETF	(17.93)%	13.59%	9.12%
NYSE Arca Steel Index (STEELTR)	(17.36)%	14.44%	9.61%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 74,583,472	$ 74,583,472	$ 74,583,472
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount			$ 458,495
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$74,583,472 Number of Portfolio Holdings27 Portfolio Turnover Rate14% Advisory Fees Paid$458,495
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Industrials		2.4%
Energy		5.1%
Materials		92.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Rio Tinto Plc	10.9%
Vale SA	8.3%
Nucor Corp.	5.7%
Tenaris SA	5.1%
ArcelorMittal SA	5.0%
Steel Dynamics, Inc.	5.0%
Reliance, Inc.	5.0%
United States Steel Corp.	4.9%
POSCO Holdings, Inc.	4.9%
ATI, Inc.	4.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000051121
Shareholder Report [Line Items]
Fund Name			VanEck Uranium and Nuclear ETF
Class Name			VanEck Uranium and Nuclear ETF
Trading Symbol			NLR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$60	0.56%

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, nuclear energy companies benefited from increasing demand for electricity driven, in large part, by the notable spending by large tech companies on infrastructure and power sources to support the growth of generative artificial intelligence.

  The Fund’s exposure to utilities and industrials were the top contributing sectors to performance and the United States was by far the leading positive country contributor to performance for the period.

  The leading individual contributors to performance were Constellation Energy, Paladin Energy and PSE&G.

  The Fund’s exposure to energy and materials (e.g., uranium miners) were the leading sector detractors from performance while exposure to the United Kingdom, South Korea and Czech Republic were the leading country detractors from performance for the period.

  The leading individual detractors from performance were Energy Fuels, Boss Energy and Yellow Cake.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	NLR	NDUEACWF	MVNLRTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,064	$9,844	$10,061	$9,700
Feb 15	$9,728	$10,392	$9,697	$10,257
Mar 15	$9,577	$10,231	$9,549	$10,095
Apr 15	$9,683	$10,528	$9,665	$10,192
May 15	$9,829	$10,514	$9,799	$10,323
Jun 15	$9,369	$10,266	$9,332	$10,123
Jul 15	$9,711	$10,355	$9,681	$10,335
Aug 15	$9,188	$9,646	$9,160	$9,712
Sep 15	$9,054	$9,296	$9,000	$9,471
Oct 15	$9,390	$10,026	$9,326	$10,270
Nov 15	$9,004	$9,943	$8,922	$10,301
Dec 15	$9,074	$9,764	$9,019	$10,138
Jan 16	$9,164	$9,175	$9,059	$9,635
Feb 16	$9,164	$9,112	$9,087	$9,622
Mar 16	$9,808	$9,787	$9,718	$10,275
Apr 16	$9,645	$9,931	$9,610	$10,315
May 16	$9,695	$9,944	$9,596	$10,500
Jun 16	$10,118	$9,884	$9,966	$10,527
Jul 16	$10,112	$10,310	$10,015	$10,915
Aug 16	$9,705	$10,344	$9,585	$10,931
Sep 16	$9,765	$10,408	$9,619	$10,933
Oct 16	$9,699	$10,231	$9,577	$10,733
Nov 16	$9,394	$10,309	$9,251	$11,131
Dec 16	$9,878	$10,531	$9,719	$11,351
Jan 17	$9,916	$10,819	$9,743	$11,566
Feb 17	$10,209	$11,123	$10,028	$12,025
Mar 17	$10,344	$11,259	$10,149	$12,039
Apr 17	$10,269	$11,434	$10,102	$12,163
May 17	$10,715	$11,687	$10,533	$12,334
Jun 17	$10,450	$11,740	$10,257	$12,411
Jul 17	$10,707	$12,068	$10,525	$12,666
Aug 17	$10,983	$12,114	$10,787	$12,705
Sep 17	$10,705	$12,348	$10,511	$12,967
Oct 17	$11,131	$12,605	$10,921	$13,270
Nov 17	$11,314	$12,849	$11,096	$13,677
Dec 17	$10,696	$13,056	$10,476	$13,829
Jan 18	$10,661	$13,793	$10,433	$14,621
Feb 18	$10,323	$13,213	$10,128	$14,082
Mar 18	$10,658	$12,931	$10,399	$13,724
Apr 18	$11,140	$13,054	$10,916	$13,777
May 18	$10,998	$13,070	$10,771	$14,108
Jun 18	$11,105	$13,000	$10,873	$14,195
Jul 18	$11,364	$13,392	$11,119	$14,724
Aug 18	$11,347	$13,497	$11,110	$15,203
Sep 18	$11,513	$13,555	$11,267	$15,290
Oct 18	$11,292	$12,540	$11,060	$14,245
Nov 18	$11,456	$12,723	$11,208	$14,535
Dec 18	$11,246	$11,827	$10,982	$13,223
Jan 19	$11,491	$12,761	$11,210	$14,282
Feb 19	$11,724	$13,102	$11,438	$14,741
Mar 19	$11,737	$13,267	$11,444	$15,027
Apr 19	$11,602	$13,715	$11,315	$15,636
May 19	$11,119	$12,901	$10,849	$14,642
Jun 19	$11,561	$13,746	$11,275	$15,674
Jul 19	$11,256	$13,786	$10,991	$15,899
Aug 19	$11,166	$13,459	$10,891	$15,647
Sep 19	$11,291	$13,742	$11,030	$15,940
Oct 19	$11,114	$14,119	$10,870	$16,286
Nov 19	$10,929	$14,463	$10,681	$16,877
Dec 19	$11,296	$14,973	$11,045	$17,386
Jan 20	$11,575	$14,807	$11,338	$17,379
Feb 20	$10,796	$13,611	$10,539	$15,949
Mar 20	$9,164	$11,774	$8,972	$13,979
Apr 20	$9,883	$13,035	$9,645	$15,771
May 20	$10,329	$13,602	$10,052	$16,522
Jun 20	$9,851	$14,036	$9,590	$16,850
Jul 20	$10,327	$14,779	$10,048	$17,801
Aug 20	$10,362	$15,683	$10,095	$19,080
Sep 20	$10,311	$15,178	$10,046	$18,355
Oct 20	$10,505	$14,809	$10,234	$17,867
Nov 20	$11,244	$16,634	$10,957	$19,823
Dec 20	$11,702	$17,406	$11,397	$20,585
Jan 21	$11,476	$17,327	$11,194	$20,377
Feb 21	$11,265	$17,729	$10,984	$20,939
Mar 21	$12,417	$18,202	$12,103	$21,856
Apr 21	$12,707	$18,998	$12,363	$23,022
May 21	$12,891	$19,294	$12,511	$23,183
Jun 21	$12,411	$19,548	$12,076	$23,724
Jul 21	$12,281	$19,682	$11,950	$24,288
Aug 21	$12,750	$20,175	$12,400	$25,026
Sep 21	$12,538	$19,342	$12,219	$23,863
Oct 21	$13,154	$20,329	$12,800	$25,534
Nov 21	$12,756	$19,839	$12,425	$25,357
Dec 21	$13,279	$20,633	$12,899	$26,494
Jan 22	$12,831	$19,620	$12,449	$25,123
Feb 22	$13,034	$19,113	$12,672	$24,371
Mar 22	$13,799	$19,527	$13,409	$25,276
Apr 22	$13,356	$17,964	$13,009	$23,071
May 22	$13,687	$17,985	$13,294	$23,114
Jun 22	$12,616	$16,469	$12,248	$21,206
Jul 22	$13,423	$17,619	$13,030	$23,161
Aug 22	$13,609	$16,970	$13,236	$22,217
Sep 22	$12,471	$15,346	$12,146	$20,170
Oct 22	$13,000	$16,272	$12,640	$21,804
Nov 22	$13,759	$17,534	$13,341	$23,022
Dec 22	$13,558	$16,844	$13,229	$21,696
Jan 23	$14,342	$18,051	$13,964	$23,059
Feb 23	$13,622	$17,534	$13,287	$22,496
Mar 23	$13,691	$18,075	$13,335	$23,322
Apr 23	$13,931	$18,334	$13,563	$23,686
May 23	$13,420	$18,138	$13,078	$23,789
Jun 23	$14,687	$19,191	$14,277	$25,361
Jul 23	$15,096	$19,894	$14,680	$26,176
Aug 23	$15,814	$19,338	$15,408	$25,759
Sep 23	$17,472	$18,538	$17,030	$24,531
Oct 23	$17,174	$17,981	$16,705	$24,015
Nov 23	$18,175	$19,640	$17,707	$26,208
Dec 23	$18,442	$20,584	$17,965	$27,399
Jan 24	$19,476	$20,704	$19,018	$27,859
Feb 24	$19,059	$21,593	$18,571	$29,347
Mar 24	$19,606	$22,271	$19,102	$30,291
Apr 24	$19,889	$21,536	$19,450	$29,054
May 24	$22,364	$22,411	$21,760	$30,494
Jun 24	$20,706	$22,910	$20,200	$31,589
Jul 24	$20,318	$23,279	$19,789	$31,973
Aug 24	$19,487	$23,870	$18,993	$32,749
Sep 24	$21,630	$24,425	$21,076	$33,448
Oct 24	$23,403	$23,877	$22,839	$33,145
Nov 24	$24,533	$24,770	$23,878	$35,090
Dec 24	$21,120	$24,183	$20,598	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Uranium and Nuclear ETF	14.52%	13.33%	7.76%
MVIS® Global Uranium & Nuclear Energy Index (MVNLRTR)	14.66%	13.28%	7.49%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 749,018,081	$ 749,018,081	$ 749,018,081
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 1,409,980
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$749,018,081 Number of Portfolio Holdings26 Portfolio Turnover Rate36% Advisory Fees Paid$1,409,980
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		14.1%
Energy		36.9%
Utilities		49.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Public Service Enterprise Group, Inc.	8.5%
Constellation Energy Corp.	8.1%
PG&E Corp.	7.7%
Cameco Corp.	6.2%
BWX Technologies, Inc.	5.9%
Endesa SA	5.8%
CEZ AS	5.3%
CGN Power Co. Ltd.	4.9%
Fortum Oyj	4.7%
NAC Kazatomprom JSC	4.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund changes occurred during the period ended December 31, 2024:

Effective May 1, 2024, the Fund's name changed from VanEck Uranium+Nuclear Energy ETF to VanEck Uranium and Nuclear ETF.

The Fund's net expense ratio decreased to 0.56% for the year ended December 31, 2024 from 0.61% for the year ended December 31, 2023 primarily as a result of an increase in average net assets.

Material Fund Change Name [Text Block]			Effective May 1, 2024, the Fund's name changed from VanEck Uranium+Nuclear Energy ETF to VanEck Uranium and Nuclear ETF.
Material Fund Change Expenses [Text Block]			The Fund's net expense ratio decreased to 0.56% for the year ended December 31, 2024 from 0.61% for the year ended December 31, 2023 primarily as a result of an increase in average net assets.
Summary of Change Legend [Text Block]			The following material fund changes occurred during the period ended December 31, 2024:
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000066397
Shareholder Report [Line Items]
Fund Name			VanEck Vietnam ETF
Class Name			VanEck Vietnam ETF
Trading Symbol			VNM
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$65	0.68%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a negative return over the period with high interest rates, regulatory delays in land and housing laws and a slowing economy driving significant foreign investor net sales.

  The materials sector contributed the most to the Fund’s performance, followed by utilities.

  The leading individual contributors to performance were JSC Bank for Foreign Trade of Vietnam, Duc Giang Chemicals Group JSC and Van Phu - Invest Investment JSC.

  The real estate sector detracted the most from the Fund’s performance during the period, followed by financials and industrials.

  The leading individual detractors to performance were VNDirect Securities Corp., No Va Land Investment Group Corp. and Vingroup JSC.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	VNM	NDUEACWF	MVVNMLTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,766	$9,844	$9,764	$9,700
Feb 15	$10,186	$10,392	$10,159	$10,257
Mar 15	$8,981	$10,231	$8,996	$10,095
Apr 15	$9,299	$10,528	$9,333	$10,192
May 15	$9,326	$10,514	$9,357	$10,323
Jun 15	$9,613	$10,266	$9,657	$10,123
Jul 15	$9,841	$10,355	$9,883	$10,335
Aug 15	$8,652	$9,646	$8,708	$9,712
Sep 15	$8,328	$9,296	$8,393	$9,471
Oct 15	$9,023	$10,026	$9,193	$10,270
Nov 15	$8,365	$9,943	$8,484	$10,301
Dec 15	$8,113	$9,764	$8,297	$10,138
Jan 16	$7,671	$9,175	$7,738	$9,635
Feb 16	$7,622	$9,112	$7,752	$9,622
Mar 16	$7,682	$9,787	$7,817	$10,275
Apr 16	$7,947	$9,931	$8,109	$10,315
May 16	$7,897	$9,944	$8,055	$10,500
Jun 16	$8,079	$9,884	$8,224	$10,527
Jul 16	$8,283	$10,310	$8,451	$10,915
Aug 16	$8,371	$10,344	$8,566	$10,931
Sep 16	$8,398	$10,408	$8,545	$10,933
Oct 16	$7,980	$10,231	$8,151	$10,733
Nov 16	$7,435	$10,309	$7,591	$11,131
Dec 16	$7,319	$10,531	$7,509	$11,351
Jan 17	$7,534	$10,819	$7,724	$11,566
Feb 17	$7,692	$11,123	$7,887	$12,025
Mar 17	$7,906	$11,259	$8,133	$12,039
Apr 17	$7,934	$11,434	$8,173	$12,163
May 17	$8,064	$11,687	$8,310	$12,334
Jun 17	$8,380	$11,740	$8,642	$12,411
Jul 17	$8,380	$12,068	$8,647	$12,666
Aug 17	$8,324	$12,114	$8,595	$12,705
Sep 17	$8,397	$12,348	$8,662	$12,967
Oct 17	$8,990	$12,605	$9,279	$13,270
Nov 17	$9,605	$12,849	$9,914	$13,677
Dec 17	$9,936	$13,056	$10,274	$13,829
Jan 18	$11,011	$13,793	$11,366	$14,621
Feb 18	$10,715	$13,213	$11,109	$14,082
Mar 18	$11,028	$12,931	$11,462	$13,724
Apr 18	$10,304	$13,054	$10,687	$13,777
May 18	$9,483	$13,070	$9,826	$14,108
Jun 18	$9,061	$13,000	$9,416	$14,195
Jul 18	$9,272	$13,392	$9,601	$14,724
Aug 18	$9,466	$13,497	$9,832	$15,203
Sep 18	$9,614	$13,555	$9,999	$15,290
Oct 18	$8,730	$12,540	$9,058	$14,245
Nov 18	$8,907	$12,723	$9,247	$14,535
Dec 18	$8,531	$11,827	$8,877	$13,223
Jan 19	$8,859	$12,761	$9,203	$14,282
Feb 19	$9,439	$13,102	$9,844	$14,741
Mar 19	$9,537	$13,267	$9,933	$15,027
Apr 19	$9,635	$13,715	$10,029	$15,636
May 19	$9,169	$12,901	$9,596	$14,642
Jun 19	$9,267	$13,746	$9,660	$15,674
Jul 19	$9,266	$13,786	$9,726	$15,899
Aug 19	$9,058	$13,459	$9,468	$15,647
Sep 19	$9,460	$13,742	$9,885	$15,940
Oct 19	$9,419	$14,119	$9,873	$16,286
Nov 19	$9,259	$14,463	$9,688	$16,877
Dec 19	$9,287	$14,973	$9,742	$17,386
Jan 20	$8,628	$14,807	$9,135	$17,379
Feb 20	$8,026	$13,611	$8,353	$15,949
Mar 20	$6,107	$11,774	$6,484	$13,979
Apr 20	$7,184	$13,035	$7,566	$15,771
May 20	$7,864	$13,602	$8,245	$16,522
Jun 20	$7,812	$14,036	$8,166	$16,850
Jul 20	$8,004	$14,779	$8,418	$17,801
Aug 20	$8,486	$15,683	$8,958	$19,080
Sep 20	$8,620	$15,178	$9,051	$18,355
Oct 20	$8,618	$14,809	$9,049	$17,867
Nov 20	$9,273	$16,634	$9,787	$19,823
Dec 20	$10,190	$17,406	$10,759	$20,585
Jan 21	$9,801	$17,327	$10,408	$20,377
Feb 21	$10,254	$17,729	$10,861	$20,939
Mar 21	$10,404	$18,202	$10,987	$21,856
Apr 21	$11,022	$18,998	$11,713	$23,022
May 21	$11,389	$19,294	$12,122	$23,183
Jun 21	$12,021	$19,548	$12,758	$23,724
Jul 21	$11,266	$19,682	$11,957	$24,288
Aug 21	$11,423	$20,175	$12,144	$25,026
Sep 21	$11,259	$19,342	$12,040	$23,863
Oct 21	$11,888	$20,329	$12,676	$25,534
Nov 21	$12,094	$19,839	$12,932	$25,357
Dec 21	$12,485	$20,633	$13,354	$26,494
Jan 22	$11,596	$19,620	$12,297	$25,123
Feb 22	$11,472	$19,113	$12,223	$24,371
Mar 22	$11,100	$19,527	$11,933	$25,276
Apr 22	$10,054	$17,964	$10,829	$23,071
May 22	$9,404	$17,985	$10,107	$23,114
Jun 22	$8,506	$16,469	$9,120	$21,206
Jul 22	$8,632	$17,619	$9,247	$23,161
Aug 22	$8,926	$16,970	$9,619	$22,217
Sep 22	$7,625	$15,346	$8,266	$20,170
Oct 22	$6,725	$16,272	$7,250	$21,804
Nov 22	$7,241	$17,534	$7,730	$23,022
Dec 22	$6,933	$16,844	$7,475	$21,696
Jan 23	$7,564	$18,051	$8,120	$23,059
Feb 23	$6,685	$17,534	$7,267	$22,496
Mar 23	$7,196	$18,075	$7,777	$23,322
Apr 23	$7,171	$18,334	$7,750	$23,686
May 23	$7,389	$18,138	$8,028	$23,789
Jun 23	$7,853	$19,191	$8,509	$25,361
Jul 23	$8,791	$19,894	$9,548	$26,176
Aug 23	$8,979	$19,338	$9,781	$25,759
Sep 23	$8,049	$18,538	$8,782	$24,531
Oct 23	$6,854	$17,981	$7,447	$24,015
Nov 23	$7,795	$19,640	$8,491	$26,208
Dec 23	$8,039	$20,584	$8,783	$27,399
Jan 24	$7,902	$20,704	$8,661	$27,859
Feb 24	$8,336	$21,593	$9,093	$29,347
Mar 24	$8,565	$22,271	$9,288	$30,291
Apr 24	$7,628	$21,536	$8,370	$29,054
May 24	$7,927	$22,411	$8,648	$30,494
Jun 24	$7,575	$22,910	$8,317	$31,589
Jul 24	$7,528	$23,279	$8,238	$31,973
Aug 24	$7,840	$23,870	$8,597	$32,749
Sep 24	$7,943	$24,425	$8,737	$33,448
Oct 24	$7,468	$23,877	$8,230	$33,145
Nov 24	$7,338	$24,770	$8,054	$35,090
Dec 24	$7,220	$24,183	$7,961	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Vietnam ETF	(10.19)%	(4.91)%	(3.21)%
MarketVector™ Vietnam Local Index (MVVNMLTR)	(9.37)%	(3.96)%	(2.26)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 417,171,094	$ 417,171,094	$ 417,171,094
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount			$ 2,501,778
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$417,171,094 Number of Portfolio Holdings46 Portfolio Turnover Rate21% Advisory Fees Paid$2,501,778
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		1.1%
Energy		1.9%
Industrials		10.3%
Materials		12.0%
Consumer Staples		18.2%
Financials		27.9%
Real Estate		28.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Vingroup JSC	8.0%
Vinhomes JSC	8.0%
Vietnam Dairy Products JSC	7.1%
Hoa Phat Group JSC	6.4%
Bank for Foreign Trade of Vietnam JSC	6.0%
SSI Securities Corp.	5.6%
Masan Group Corp.	4.9%
Vietcap Securities JSC	3.2%
VNDirect Securities Corp.	2.9%
VIX Securities JSC	2.8%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]